June 30, 2002

Financial statements (unaudited)
including statements of investments
of TIAA-CREF Life Funds

PERSONAL
ANNUITY
SELECT

2002 SEMIANNUAL REPORT

TIAA-CREF LIFE
SEPARATE ACCOUNT VA-1

TIAA-CREF LIFE FUNDS
   Stock Index Fund
   Growth Equity Fund
   Growth & Income Fund
   International Equity Fund
   Social Choice Equity Fund

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

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

A NOTE ABOUT THE REPORT'S FORMAT

While most of this report discusses performance of the TIAA-CREF Life Funds, whose portfolios underlie the TIAA-CREF Life Separate Account VA-1, the table below presents a summary of the returns of the accounts of the TIAA-CREF Life Separate Account VA-1 to give you a more complete picture of performance under your Personal Annuity Select(R) contract. These returns reflect not only the performance of the underlying funds after deductions for investment management charges, but also mortality and risk expenses and administrative charges deducted under the contract. This is why the returns below are slightly less than the returns of the underlying funds reported on pages 3 through 7.

   The Investment Company Act of 1940 requires TIAA-CREF Life Personal Annuity Select Separate Account to provide its contract owners with an annual report on the financial condition and portfolio holdings of the funds in which it invests. A semiannual report is also provided each year towards the end of August.

PERFORMANCE AT A GLANCE AS OF 6/30/2002(1)



                                   AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                    RATES OF TOTAL RETURN               OF TOTAL RETURN
                                 ONE YEAR   SINCE INCEPTION(2)   ONE YEAR   SINCE INCEPTION(2)
STOCK INDEX ACCOUNT               -17.46%          -4.13%         -17.46%        -13.68%
GROWTH EQUITY ACCOUNT             -29.73          -31.30          -29.73         -57.02
GROWTH & INCOME ACCOUNT           -20.01          -17.52          -20.01         -35.16
INTERNATIONAL EQUITY ACCOUNT       -8.88          -22.31           -8.88         -43.33
SOCIAL CHOICE EQUITY ACCOUNT      -16.78          -15.17          -16.78         -30.93


                                ANNUAL EXPENSE    NET ASSETS     ACCUMULATION
                                  CHARGE(3)     (IN MILLIONS)     UNIT VALUE
STOCK INDEX ACCOUNT                 0.37%          $71.19           $22.53
GROWTH EQUITY ACCOUNT               0.55            21.99            11.25
GROWTH & INCOME ACCOUNT             0.53            21.09            17.39
INTERNATIONAL EQUITY ACCOUNT        0.59            10.75            12.91
SOCIAL CHOICE EQUITY ACCOUNT        0.48             5.27            18.44

(1) Due to market volatility, recent performance may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance is not indicative of future rates of return. Future rates will fluctuate, as will the value of investment principal. As a result, the units you own may be worth more or less than their original value upon redemption.

(2) The inception date was January 4, 1999, for the Stock Index Account, and April 3, 2000, for the other accounts.

(3) Annual expenses reflect 0.30% charged by the Separate Account on the contract for administrative expenses and mortality and expense risk, and applicable underlying fund fees (0.07% for Stock Index, 0.25% for Growth Equity, 0.23% for Growth & Income, 0.29% for International Equity, and 0.18% for Social Choice Equity). A portion of the separate account charges and underlying funds fees has been waived. Without waivers, total annual separate account and fund expenses would be 1.50% for Stock Index, 1.66% for Growth Equity, 1.64% for Growth & Income, 1.73% for International Equity, and 1.59% for Social Choice Equity, and total investment returns would be lower.

-------------------------------------------------------------------------------
CONTENTS
-------------------------------------------------------------------------------

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
PERFORMANCE AT A GLANCE ................................... INSIDE FRONT COVER


TIAA-CREF LIFE FUNDS

  Stock Index Fund Performance Report .......................................3

  Growth Equity Fund Performance Report .....................................4

  Growth & Income Fund Performance Report ...................................5

  International Equity Fund Performance Report ..............................6

  Social Choice Equity Fund Performance Report ..............................7



STATEMENTS OF INVESTMENTS

  Stock Index Fund ..........................................................8

  Growth Equity Fund .......................................................33

  Growth & Income Fund .....................................................43

  International Equity Fund ................................................48

  Social Choice Equity Fund ................................................57



FINANCIAL STATEMENTS

  Statements of Assets and Liabilities .....................................64

  Statements of Operations .................................................65

  Statements of Changes in Net Assets ......................................67

  Financial Highlights .....................................................69

  Notes to Financial Statements ............................................70


PRODUCTS FROM THE TIAA-CREF
GROUP OF COMPANIES ..........................................INSIDE BACK COVER


-------------------------------------------------------------------------------
FUND MANAGEMENT

The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc.
-------------------------------------------------------------------------------

(C)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

FROM THE PRESIDENT

[PHOTO]
MARTIN E. GALT, III
PRESIDENT,
TIAA-CREF
INVESTMENT PRODUCTS


We are pleased to send you the 2002 semiannual report for the TIAA-CREF Life Funds, the underlying investment vehicle for the Personal Annuity (PA) Select variable annuity accounts. The PA Select, which is available to the general public, is now offered in 43 states and the District of Columbia. We expect it to be approved in most other states by the end of 2002.*

   The first half of 2002 continued to be a very difficult investment environment. The equity markets have exhibited roller coaster-like volatility and declining values, which have unnerved even some of the most seasoned investors and contributed to the negative returns for TIAA-CREF Life Funds during the second quarter. On the following page, Martin Leibowitz, our chief investment officer, discusses in more detail the performance of the TIAA-CREF Life Funds during the first half of 2002.

   In addition to the impact on the markets of earnings shortfalls and a weakening dollar, the aftershocks of the Enron scandal led to closer scrutiny of accounting practices everywhere. This began a chain reaction of revelations that has shaken investor confidence. In this regard, you should be aware that TIAA-CREF is working, along with other concerned organizations, to restore investor confidence in America's corporate management. For many years, TIAA-CREF has helped lead the fight for better corporate governance, and, in recent weeks, our executives have testified before Congress about accounting reform, board oversight, independence and competency, and shareholder rights.

   After two volatile years for equities, many investors may be wondering whether they should move some of their money to safer harbors. While it's probably a good time to make sure that your asset allocation strategy is still in line with your investment goals and risk tolerance, I would encourage every investor not to overreact but to consider the historical benefits of equity investing over the longer term.

   Although past performance does not guarantee future returns, data from Ibbotson Associates show that in all but one decade since 1926 equities have produced significantly higher returns than any other class of assets. So, the opportunity is there for those willing to stay the course.

   TIAA-CREF also strongly believes that investors should resist the urge to try to time the market, which, history shows, is difficult if not impossible to do on a consistent basis for even the most seasoned market professionals.

   I truly believe that an investor's best defense against volatility is diversification, both across and within asset classes. By year-end TIAA-CREF Life Funds will be expanding our menu of funds to provide even greater opportunity for diversification and to offer investors new tools for refining their portfolios to suit their goals and preferred strategies. We will send you information about the new funds as soon as they become available.

   During this period, the PA Select's Fixed Account has helped both new and existing investors to weather the markets' turbulence. Sizable portions of new PA Select investments have been directed into the Fixed Account, which guarantees principal and a minimum interest rate, backed by TIAA-CREF Life's claims-paying ability, and the opportunity for additional interest as declared. Combining the Fixed Account with one or more of the equity accounts can help investors build a diversified portfolio that balances safety and opportunity.



Over the long term, expenses play an important role in determining total return, and the total annual expenses for PA Select (including mortality and expense charges and the fees of the underlying TIAA-CREF Life Funds) range from 0.37% to 0.59%, after waivers. The industry average is 2.21%.** And unlike many other after-tax annuities, PA Select has no surrender charges, transaction fees or hidden costs.

   Times like this test an investor's strategy, and we assure you that our goals remain unchanged--to provide PA Select investors with a well-managed, low cost vehicle for building additional tax-deferred retirement savings over time. Whether markets are calm or volatile, we will maintain consistent and carefully executed strategies in keeping with the investment objectives of each of the PA Select portfolios.

   If you wish to reassess your own investment strategies or explore new options, our consultants are ready to help. We would be happy to hear from you.

/s/ Martin E. Galt, III
Martin E. Galt, III
PRESIDENT
TIAA-CREF INVESTMENT PRODUCTS

*States where approval is pending: Kentucky, Louisiana, Maine, New Hampshire, New Jersey, New Mexico, and Oregon.

**Source: Morningstar Principia Pro Variable Annuity/Life database as of June 30, 2002, tracking 15,978 variable annuity subaccounts.

[PHOTO]
MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER


FROM THE VICE CHAIRMAN

During the first half of 2002, the S&P 500 Index dropped 13.2%, while the Russell 3000(R) Index, one of the broadest U.S. indicators, lost 12.2%. The technology sector was hit worst, contributing to a decline of 20.5% in the Russell 3000(R) Growth Index. In Europe, stocks slid 4%, according to the Morgan Stanley Europe Index. Of the world's four largest exchanges--New York, Tokyo, London and Frankfurt--only Tokyo posted a gain, and the Morgan Stanley World Index, which tracks stock prices in 23 developed nations, posted a 9% loss for the period.

   In the United States, the decline in stock prices was associated with concerns about the economy's future and with a series of accounting scandals involving U.S. companies. The abrupt economic slowdown that began in late 2000 and continued throughout 2001 has resulted in reduced corporate earnings, lower levels of corporate spending and rising unemployment. While consumer spending stayed relatively strong, many economists at the end of June expected total economic growth for the year to be less than 3%.

   Unlike many stock funds that may keep sizable portions of their assets in cash to cushion themselves from the effects of the markets, the TIAA-CREF Life Funds are fully invested in equities and thus shared in the market's downturn. The Stock Index Fund closely tracked the Russell 3000 Index, as it is designed to do. The International Equity Fund outpaced its performance benchmark by virtue of successful selections among European stocks. The Social Choice Equity Fund outperformed its benchmark by 1.48%. The Growth Equity and Growth & Income funds trailed their benchmarks because of individual stock selections. Detailed reports on the funds appear on pages 3 through 7.

   We are now using data from Morningstar, Inc., to show how the TIAA-CREF Life Funds perform in comparison with similar funds. Previously, we used data compiled by Lipper Analytical Services, Inc., for that purpose. Morningstar's fund categories more accurately and consistently match our funds, and we believe this change will help you judge our performance better. To provide continuity, we will provide both Morningstar and Lipper data in the fund commentaries of the 2002 reports.

   On July 1, 2002, the Social Choice Equity Fund began using a new method for choosing investments that enables us to address a wider range of social issues. We have, accordingly, changed the fund's benchmark from the S&P 500(R) Index to the Russell 3000 Index. A full explanation of these changes appears in the prospectus.

   No one can predict which way markets will move in the coming months, but we can assure you that we remain vigilant in the pursuit of opportunities in the current volatile investment environment.

/s/ MARTIN L. LEIBOWITZ

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER


2 TIAA-CREF Life Personal Annuity Select  2002 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS
STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Stock Index Fund seeks to achieve favorable long-term returns from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S. as represented by a broad stock market index.
-------------------------------------------------------------------------------

PORTFOLIO PROFILE

- Benchmarked to the Russell 3000(R) Index.

- May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Stock Index Fund posted a return of -12.23% for the first half of 2002, ahead of the -12.24% return of its benchmark, the Russell 3000 Index. By definition, the index does not factor in any charge for expenses.

   The first half of 2002 offered investors a U.S. economy that showed signs of recovery from 2001's brief recession but a highly volatile stock market whose share prices suffered from growing concerns over corporate accounting practices. Thus, despite an environment of increased industrial productivity, growing consumer spending, low and stable interest rates and almost negligible inflation, a cloudy corporate profit picture and mounting SEC and congressional investigations combined to keep investors bearish on stocks.

   The generally downward market direction that began in mid-2000--reversing course only in the fourth quarter of 2001 to recoup losses incurred directly after September 11--continued apace. The downturn gained momentum as disclosures of corporate malfeasance increased, with the broad domestic stock market that the Stock Index Fund seeks to track registering most of its first-half losses in the month of June.

   Index portfolios, which seek to match the risk/return profile of the market, generally performed accordingly, with differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of the fund's cash holdings, or both.

$10,000 OVER LIFE OF FUND

                                  [LINE GRAPH]

                  STOCK          RUSSELL
                  INDEX          3000 (R)
DATE              FUND           INDEX(4)
JUN 99         $  11175       $    11136
DEC 99            12120            12090
JUN 00            12221            12205
DEC 00            11226            11188
JUN 2001          10539            10505
DEC 2001           9941             9906
JUN 2002           8725             8693


TEN LARGEST HOLDINGS AS OF 6/30/2002

                                                   PERCENT OF
COMPANY                                            NET ASSETS       MARKET VALUE
   General Electric Co                                2.83           $2,655,780
   Exxon Mobil Corp                                   2.72            2,553,040
   Microsoft Corp                                     2.40            2,252,820
   Pfizer, Inc                                        2.14            2,011,695
   Citigroup, Inc                                     1.95            1,836,401
   Johnson & Johnson                                  1.54            1,449,274
   American International Group, Inc                  1.54            1,445,248
   Wal-Mart Stores, Inc                               1.47            1,378,606
   International Business Machines Corp               1.21            1,137,672
   Intel Corp                                         1.21            1,133,142

-------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002

                                    AVERAGE ANNUAL COMPOUND               CUMULATIVE RATES OF
                                    RATES OF TOTAL RETURN(1)                TOTAL RETURN (1)                            NET ASSETS
                              ONE YEAR         SINCE INCEPTION(2)   ONE YEAR     SINCE INCEPTION(2)  ANNUAL EXPENSES  (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
   Stock Index Fund            -17.21%               -3.83%          -17.21%          -12.75%            0.07%(3)         $93.96
   Russell 3000(R) Index(4)    -17.24                -3.94           -17.24           -13.07                --              --
-----------------------------------------------------------------------------------------------------------------------------------

----

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Stock Index Fund was 1/4/1999.

(3) Although Teachers Advisors, Inc. (Advisors), the Stock Index Fund's investment advisor, is entitled to an annual fee of 0.30% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual.

(4) Russell 3000 is a trademark and a service mark of the Frank Russell
    Company.


                2002 SEMIANNUAL REPORT TIAA-CREF Life Personal Annuity Select 3

TIAA-CREF LIFE FUNDS
GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.
-------------------------------------------------------------------------------

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) The Enhanced Index portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low relative volatility. The actively managed Stock Selection portion (56 percent as of 6/30/2002) is concentrated in stocks of rapidly growing companies.

- Actively selects international stocks not in the benchmark as opportunities arise.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Growth Equity Fund posted a return of -22.81% for the first half of 2002, compared with the -20.54% return of its benchmark, the Russell 3000 Growth Index, and the -18.22% average return of similar funds as measured by the Morningstar Large Growth category.

   Account performance was hurt considerably, relative to the benchmark, by our holdings in industrial conglomerate Tyco International, which were overweight compared with the index. Relative performance also suffered from underweight holdings in Coca-Cola and overweights in Sprint PCS Group, a wireless and telecommunications company.

   Positive contributions to performance came from underweight holdings in pharmaceutical company Bristol-Myers Squibb and overweight positions in managed-care companies Tenet Healthcare and Anthem. Overweight investments in Avon Products also enhanced results. Unfortunately, negative factors had a greater effect on the account's returns relative to the benchmark's.

$10,000 OVER LIFE OF FUND

                                  [LINE GRAPH]

                                                    MORNINGSTAR      LIPPER
               GROWTH EQUITY    RUSSELL 3000 (R)    LARGE GROWTH     GROWTH
DATE           FUND             GROWTH INDEX(4)     CATEGORY         FUND INDEX
JUN 00          $  9752         $   9697            $  9484           $  9583
SEP 00             9240             9184               9506              9455
DEC 00             7271             7231               7833              8306
MAR 2001           5628             5748               6189              6942
JUN 2001           6145             6273               6599              7427
SEP 2001           4850             5018               5217              5995
DEC 2001           5612             5812               5993              6812
MAR 2002           5420             5664               5832              6667
JUN 2002           4332             4618               4901              5730

TEN LARGEST HOLDINGS AS OF 6/30/2002


                                                   PERCENT OF
COMPANY                                            NET ASSETS       MARKET VALUE
   General Electric Co                                5.97           $2,665,338
   Pfizer, Inc                                        5.33            2,380,000
   Microsoft Corp                                     5.28            2,357,570
   Wal-Mart Stores, Inc                               3.51            1,567,785
   Intel Corp                                         2.67            1,194,858
   Johnson & Johnson                                  2.55            1,139,268
   Home Depot, Inc                                    2.33            1,043,132
   Cisco Systems, Inc                                 2.28            1,020,429
   American International Group, Inc                  2.18              975,689
   Pharmacia Corp                                     2.06              919,060

-------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002


                                      AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES OF
                                      RATES OF TOTAL RETURN(1)             TOTAL RETURN (1)                          NET ASSETS
                                    1 YEAR     SINCE INCEPTION(2)    1 YEAR      SINCE INCEPTION(2) ANNUAL EXPENSES (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund                 -29.50%          -31.12%         -29.50%           -56.68%           0.25%(3)       $44.68
Russell 3000(R) Growth Index(4)    -26.39           -29.19          -26.39            -53.82              --             --
Morningstar Large Growth category  -25.43           -25.77          -25.43            -48.87              --             --
Lipper Growth Fund Index           -22.84           -21.92          -22.84            -42.69              --             --
---------------------------------------------------------------------------------------------------------------------------------

----

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the Growth Equity Fund's investment advisor, is entitled to an annual fee of 0.46% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual.

(4) Russell 3000(R) Growth Index (Russell 3000 is a trademark and a service mark of the Frank Russell Company).

4 TIAA-CREF Life Personal Annuity Select 2002 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income.
-------------------------------------------------------------------------------

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) The Enhanced Index portion aims to exceed the fund's benchmark, the S&P 500(R) Index, with low relative volatility. The actively managed Stock Selection portion (approximately 49% as of 6/30/2002) buys stocks believed to be attractively priced that show growth potential and offer a stream of income.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Growth & Income Fund posted a return of -15.14%, compared with the -13.16% return of its benchmark, the S&P 500 Index, and the -12.47% average return of similar funds as measured by the Morningstar Large Blend category.

   The fund's performance relative to the benchmark was hurt by overweight holdings in diversified conglomerate Tyco International (which has since been dropped from the index); in technology companies including computer chip maker Intel and semiconductor equipment and component manufacturer Lam Research; and in telecommunications firms such as AT&T Wireless, Sprint PCS Group and WorldCom.

   Those investments overshadowed positive contributions to relative performance from overweight positions in healthcare firms such as Aetna, energy companies including Apache and Burlington Resources and financial services companies such as U.S. Bancorp and Bank of America.

[$10,000 OVER LIFE OF FUND CHART]

                                                                   LIPPER
                 GROWTH &        S&P             MORNINGSTAR       GROWTH &
                 INCOME          500 (R)         LARGE BLEND       INCOME
DATE             FUND            INDEX           CATEGORY          FUND INDEX
JUN 00          $ 9765           $ 9734          $  9724            $   9748
SEP 00            9713             9640             9728               10035
DEC 00            8897             8886             8953                9872
MAR 2001          7753             7832             7825                9096
JUN 2001          8176             8291             8243                9589
SEP 2001          6983             7074             6980                8337
DEC 2001          7728             7830             7742                9139
MAR 2002          7648             7851             7718                9297
JUN 2002           6558            6799             6777                8351

TEN LARGEST HOLDINGS AS OF 6/30/2002


                                                   PERCENT OF
COMPANY                                            NET ASSETS     MARKET VALUE
   Exxon Mobil Corp                                   3.94         $2,218,110
   Microsoft Corp                                     3.37          1,898,145
   General Electric Co                                3.19          1,796,074
   Pfizer, Inc                                        3.12          1,756,790
   Citigroup, Inc                                     2.89          1,626,803
   Wal-Mart Stores, Inc                               2.82          1,587,589
   American International Group, Inc                  2.70          1,517,162
   Bank of America Corp                               2.00          1,122,383
   Intel Corp                                         1.73            974,357
   Fannie Mae                                         1.46            820,248

-------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002

                                       AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES OF
                                       RATES OF TOTAL RETURN(1)            TOTAL RETURN (1)                          NET ASSETS
                                    1 YEAR     SINCE INCEPTION(2)    1 YEAR      SINCE INCEPTION(2) ANNUAL EXPENSES (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund               -19.78%         -17.14%         -19.78%         -34.42%          0.23%(3)          $56.25
 S&P 500(R)Index                    -17.99          -15.83          -17.99          -32.01            --                 --
 Morningstar Large Blend category   -17.36          -14.71          -17.36          -29.22            --                 --
 Lipper Growth & Income Fund Index  -12.91           -7.69          -12.91          -16.47            --                 --
---------------------------------------------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth & Income Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the Growth & Income Fund's investment advisor, is entitled to an annual fee of 0.44% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual.

                2002 SEMIANNUAL REPORT TIAA-CREF Life Personal Annuity Select 5

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The International Equity Fund seeks favorable long-term returns, mainly through capital appreciation, from a broadly diversified portfolio primarily consisting of foreign equity investments.
-------------------------------------------------------------------------------

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve favorable returns on international equities. The Enhanced Index portion of the fund aims to exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index, with low relative volatility. The actively managed Stock Selection portion (approximately 48% as of 6/30/2002) is composed of stocks of companies that we believe have strong management and excellent growth prospects.

- Investments in foreign securities are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The International Equity Fund posted a return of -0.62%, compared with the -1.27% return of its performance benchmark, the Morgan Stanley EAFE Index, and the -1.20% average return for similar funds, as measured by the Morningstar Foreign Stock category.

   The fund's performance versus the benchmark stemmed largely from certain actively managed European investments, which outperformed its holdings in the Asia-Pacific region. In particular, relative performance was enhanced by overweight holdings in well-performing European energy companies such as the Netherlands' IHC Caland and by underweights in flagging European technology firms including Sweden's Ericsson and France's Alcatel and in Irish drugmaker Elan. By contrast, relative performance suffered due to overweights in European technology companies such as Dutch chipmaker STMicroelectronics, consumer cyclicals including U.K.-based music recording and publishing company EMI Group and pay-TV provider British Sky Broadcasting; and financial services firms such as banking giant Credit Suisse Group.

$10,000 OVER LIFE OF FUND

                                 [LINE GRAPH]

                                MORGAN
                                STANLEY        MORNINGSTAR       LIPPER
               INTERNATIONAL    EAFE           FOREIGN STOCK     INTERNATIONAL
DATE           EQUITY FUND      INDEX          CATEGORY          FUND INDEX
JUN 00         $ 8938           $ 9604          9412              9530
SEP 00           8135             8829          8751              8831
DEC 00           7576             8592          8234              8475
MAR 2001         6391             7412          7043              7369
JUN 2001         6276             7315          7056              7413
SEP 2001         5370             6293          5912              6304
DEC 2001         5772             6720          6428              6836
MAR 2002         5848             6759          6519              7003
JUN 2002         5736             6634          6351              6871

TEN LARGEST HOLDINGS AS OF 6/30/2002

                                                            PERCENT OF
       COMPANY                             COUNTRY          NET ASSETS    MARKET VALUE
   BP Plc                               United Kingdom         2.66         $979,667
   GlaxoSmithKline Plc                  United Kingdom         1.79          659,352
   Nestle S.A.                          Switzerland            1.70          628,638
   Novartis AG.                         Switzerland            1.69          621,841
   Total Fina Elf S.A.                  France                 1.64          605,624
   Royal Dutch Petroleum Co             Netherlands            1.57          580,583
   HSBC Holdings Plc                    United Kingdom         1.45          535,019
   Vodafone Group Plc                   United Kingdom         1.20          442,212
   Roche Holdings AG.                   Switzerland            1.16          429,314
   Royal Bank of Scotland Group Plc     United Kingdom         1.14          421,481

-------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2002


                                        AVERAGE ANNUAL COMPOUND RATES   CUMULATIVE RATES OF
                                             OF TOTAL RETURN (1)          TOTAL RETURN (1)                            NET ASSETS
                                        ONE YEAR    SINCE INCEPTION(2)  ONE YEAR  SINCE INCEPTION(2) ANNUAL EXPENSES  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund             -8.60%            -21.94%        -8.60%      -42.64%          0.29%(3)        $36.88
   Morgan Stanley EAFE Index             -9.30             -16.64         -9.30       -33.45              --             --
   Morningstar Foreign Stock category   -10.03             -17.24        -10.03       -34.80              --             --
   Lipper International Fund Index       -7.29             -15.35         -7.29       -31.27              --             --
---------------------------------------------------------------------------------------------------------------------------------


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the International Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the International Equity Fund's investment advisor, is entitled to an annual fee of 0.53% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual.

6 TIAA-CREF Life Personal Annuity Select 2002 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.
-------------------------------------------------------------------------------

PORTFOLIO PROFILE*

- Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the S&P 500(R) Index by investing in companies that pass the fund's social criteria screens.

- During the performance period, social criteria precluded investing in companies that do damage to the natural environment, have significant business in weapons production, have a substantial involvement in gaming or gambling operations, produce nuclear energy, or produce or market alcohol or tobacco products. Also excluded investing in U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The Social Choice Equity Fund posted a return of -12.47%, compared with -13.16% for its benchmark, the S&P 500 Index, and the -12.47% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category has social criteria screens.

   During the period the fund benefited from the effects of screens that prohibited its owning stocks such as conglomerate Tyco International, which fails its military screen; General Electric, which fails its military and nuclear screens; and drugmaker Abbott Laboratories, which fails its environmental screen. However, the environmental screen prevented the fund from owning three energy firms that boosted the performance of the benchmark:
Exxon Mobil, Royal Dutch Petroleum and ChevronTexaco. An inability to own aerospace and defense contractor Lockheed Martin, which fails the fund's military screen, also detracted from relative performance.

* Effective July 1, 2002, the Social Choice Equity Fund's benchmark has changed from the S&P 500 to the Russell 3000(R) Index. In addition, we have employed a new screening process to select stocks for the fund: The fund excludes companies in the Russell 3000 Index that derive significant revenue from alcohol, tobacco, gambling, weapons production or nuclear power. The remainder then are evaluated based on criteria such as respect for the environment, diversity, charitable giving, labor and governance practices, product quality and research and development.

$10,000 OVER LIFE OF FUND

                                 [LINE GRAPH]

                  SOCIAL
                  CHOICE            S&P        MORNINGSTAR       LIPPER
                  EQUITY           500(R)      LARGE BLEND       GROWTH & INCOME
DATE              FUND             INDEX       CATEGORY          FUND INDEX
JUN 00          $  9843          $  9734       $  9724            $  9748
SEP 00             9723             9640          9728              10035
DEC 00             9098             8886          8953               9872
MAR 2001           7990             7832          7825               9096
JUN 2001           8325             8291          8243               9589
SEP 2001           7221             7074          6980               8337
DEC 2001           7941             7830          7742               9139
MAR 2002           7991             7851          7718               9297
JUN 2002           6951             6799          6777               8351

TEN LARGEST HOLDINGS AS OF 6/30/2002

                                               PERCENT OF
   COMPANY                                     NET ASSETS     MARKET VALUE
   Microsoft Corp                                 2.80         $667,340
   American International Group, Inc              2.43          579,955
   Johnson & Johnson                              2.22          528,610
   Coca-Cola Co                                   1.90          453,600
   Merck & Co, Inc                                1.76          420,312
   Procter & Gamble Co                            1.76          419,710
   Bank of America Corp                           1.65          394,016
   International Business Machines Corp           1.57          374,400
   Intel Corp                                     1.49          354,438
   Verizon Communications Inc                     1.43          340,311
----------------------------------------------------------------------------


PERFORMANCE AT A GLANCE AS OF 6/30/2002


                                        AVERAGE ANNUAL COMPOUND RATES   CUMULATIVE RATES OF
                                             OF TOTAL RETURN (1)          TOTAL RETURN (1)                            NET ASSETS
                                        ONE YEAR    SINCE INCEPTION(2)  ONE YEAR  SINCE INCEPTION(2) ANNUAL EXPENSES  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
   Social Choice Equity Fund            -16.51%          -14.96%        -16.51%      -30.49%           0.18%(3)         $23.83
   S&P 500(R)Index                      -17.99           -15.83         -17.99       -32.01               --              --
   Morningstar Large Blend category     -17.36           -14.71         -17.36       -29.22               --              --
   Lipper Growth & Income Fund Index    -12.91            -7.69         -12.91       -16.47               --              --
---------------------------------------------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Social Choice Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the Social Choice Equity Fund's investment advisor, is entitled to an annual fee of 0.39% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual.

                2002 SEMIANNUAL REPORT TIAA-CREF Life Personal Annuity Select 7

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.22%
  AEROSPACE AND DEFENSE--1.44%
       200     AAR Corp................................  $     2,040
       337     *Alliant Techsystems, Inc...............       21,501
       200     *Armor Holdings, Inc....................        5,100
       138     *Aviall, Inc............................        1,932
     7,368     Boeing Co...............................      331,560
       151     *DRS Technologies, Inc..................        6,455
        63     Ducommun, Inc...........................        1,653
        61     Dynamics Research Corp..................        1,475
     2,221     *Echostar Communications Corp (Class
                 A)....................................       41,222
        79     Engineered Support Systems, Inc.........        4,132
       207     *EnPro Industries, Inc..................        1,087
     1,689     General Dynamics Corp...................      179,625
     8,141     *General Motors Corp....................       84,666
       886     Goodrich Corp...........................       24,206
       100     Heico Corp..............................        1,402
        10     Heico Corp (Class A)....................          112
       109     *Herley Industries, Inc.................        2,312
       100     *Hexcel Corp............................          435
        26     *Innovative Solutions & Support, Inc....          195
        64     *Integrated Defense Technology, Inc.....        1,884
       200     Kaman Corp (Class A)....................        3,352
       535     *L-3 Communications Holdings, Inc.......       28,890
       100     *Ladish Co, Inc.........................        1,220
     3,394     Lockheed Martin Corp....................      235,883
       100     *Moog, Inc (Class A)....................        4,288
       903     Northrop Grumman Corp...................      112,875
       300     *Orbital Sciences Corp..................        2,391
       300     *Panamsat Corp..........................        6,780
       400     *Pegasus Communications Corp............          292
       991     PerkinElmer, Inc........................       10,951
       500     Precision Castparts Corp................       16,500
     3,657     Raytheon Co.............................      149,023
       435     *Remec, Inc.............................        2,440
     1,621     Rockwell Collins, Inc...................       44,448
        56     *Sequa Corp (Class A)...................        3,662
       285     *Teledyne Technologies, Inc.............        5,914
       129     *Triumph Group, Inc.....................        5,753
       194     *United Defense Industries, Inc.........        4,462
       100     *Viasat, Inc............................          843
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                 1,352,961
                                                         -----------
 BASIC INDUSTRIES--4.35%
        86     *Aaon, Inc..............................        1,614
     2,091     Air Products & Chemicals, Inc...........      105,533
       500     *Airgas, Inc............................        8,650
       800     *AK Steel Holding Corp..................       10,248
       170     Albany International Corp (Class A).....        4,575
       237     Albemarle Corp..........................        7,288
     7,789     Alcoa, Inc..............................      258,205
       700     Allegheny Technologies, Inc.............       11,060
       200     Amcol International Corp................        1,370
       545     *American Standard Cos, Inc.............       40,930
        40     American Woodmark Corp..................        2,245
        27     Ameron International Corp...............        1,951
       101     *Applied Films Corp.....................        1,127
       300     Aptargroup, Inc.........................        9,225
       200     Arch Chemicals, Inc.....................        4,940
       348     Arch Coal, Inc..........................        7,903
        39     *Avatar Holdings, Inc...................        1,094
       924     Avery Dennison Corp.....................       57,981
       522     Ball Corp...............................       21,653
       462     Bemis Co................................       21,945

   SHARES                                                   VALUE
   ------                                                   -----
     1,000     b*Bethlehem Steel Corp..................  $       210
       739     Black & Decker Corp.....................       35,620
       463     Boise Cascade Corp......................       15,987
       470     Bowater, Inc............................       25,554
       100     *Brush Engineered Materials, Inc........        1,240
       200     *Buckeye Technologies, Inc..............        1,960
       100     *Building Materials Holding Corp........        1,437
       600     Cabot Corp..............................       17,190
       351     *Cabot Microelectronics Corp............       15,149
       300     Calgon Carbon Corp......................        2,520
       206     Cambrex Corp............................        8,261
       200     *Caraustar Industries, Inc..............        2,496
       300     Carlisle Cos, Inc.......................       13,494
       200     Carpenter Technology Corp...............        5,762
        65     Castle (A.M.) & Co......................          811
       100     Centex Construction Products, Inc.......        3,640
       636     Centex Corp.............................       36,754
       100     Century Aluminum Co.....................        1,489
       400     *Champion Enterprises, Inc..............        2,248
       100     Chemed Corp.............................        3,769
       100     Chemfirst, Inc..........................        2,865
       100     Chesapeake Corp.........................        2,633
       200     Clarcor, Inc............................        6,330
       843     Clayton Homes, Inc......................       13,319
       100     *Cleveland-Cliffs, Inc..................        2,760
       182     Collins & Aikman Corp...................        1,656
     1,500     *Collins & Aikman Rts...................            0
       348     *Comfort Systems Usa, Inc...............        1,730
       100     Commercial Metals Co....................        4,694
       200     Consol Energy, Inc......................        4,250
     1,000     Crompton Corp...........................       12,750
     1,000     *Crown Cork & Seal Co, Inc..............        6,850
       400     *Cytec Industries, Inc..................       12,576
       100     Deltic Timber Corp......................        3,448
       184     *Dionex Corp............................        4,929
     8,438     Dow Chemical Co.........................      290,098
       983     Dr Horton, Inc..........................       25,587
     9,178     Du Pont (E.I.) de Nemours & Co..........      407,503
       400     *Earthshell Corp........................          460
       700     Eastman Chemical Co.....................       32,830
     1,206     Ecolab, Inc.............................       55,753
       200     Elcor Corp..............................        5,470
       136     *EMCOR Group, Inc.......................        7,983
       525     *Encompass Services Corp................          299
       100     *Encore Wire Corp.......................        1,423
       100     *Energy Conversion Devices, Inc.........        1,569
     1,279     Engelhard Corp..........................       36,221
       298     Ferro Corp..............................        8,985
       300     *Fleetwood Enterprises, Inc.............        2,610
       182     Florida Rock Industries, Inc............        6,517
       741     Fluor Corp..............................       28,862
       177     *FMC Corp...............................        5,340
       100     Foamex International, Inc...............        1,111
       674     *Freeport-Mcmoran Copper & Gold, Inc
                 (Class A).............................       12,031
       100     *Gentek, Inc............................           22
       200     Georgia Gulf Corp.......................        5,288
     2,117     Georgia-Pacific Corp....................       52,036
        78     Gibraltar Steel Corp....................        1,731
        97     Glatfelter..............................        1,824
       296     Granite Construction, Inc...............        7,489
       483     Great Lakes Chemical Corp...............       12,795
       100     Greif Brothers Corp (Class A)...........        3,336
       300     H.B. Fuller Co..........................        8,787

                       SEE NOTES TO FINANCIAL STATEMENTS
  8  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 BASIC INDUSTRIES--(CONTINUED)
       687     *Hecla Mining Co........................  $     3,222
       747     *Hercules, Inc..........................        8,665
        99     *Hovnanian Enterprises, Inc (Class A)...        3,552
     1,000     IMC Global, Inc.........................       12,500
       109     *Imco Recycling, Inc....................        1,074
       200     *Insituform Technologies, Inc (Class
                 A)....................................        4,236
       200     *Integrated Electrical Services, Inc....        1,250
     4,455     International Paper Co..................      194,149
       100     International Specialty Products, Inc...          770
        52     Interpool, Inc..........................          898
       100     *Ivex Packaging Corp....................        2,277
       400     Jacobs Engineering Group, Inc...........       13,912
       105     *Jarden Corp............................        2,079
       200     b*Kaiser Aluminum Corp..................           20
       364     KB Home.................................       18,750
     4,811     Kimberly-Clark Corp.....................      298,282
       300     Lafarge North America, Inc..............       10,545
       488     Lennar Corp.............................       29,866
       400     Lennox International, Inc...............        7,196
       262     *Lone Star Technologies, Inc............        6,000
       500     *Longview Fibre Co......................        4,710
       900     *Louisiana-Pacific Corp.................        9,531
       105     LSI Industries, Inc.....................        1,929
       500     Lubrizol Corp...........................       16,750
       100     *Lydall, Inc............................        1,525
       985     Lyondell Chemical Co....................       14,874
       111     M/I Schottenstein Homes, Inc............        4,182
       200     MacDermid, Inc..........................        4,300
       446     Martin Marietta Materials, Inc..........       17,394
     4,246     Masco Corp..............................      115,109
       600     Massey Energy Co........................        7,620
        93     *Material Sciences Corp.................        1,304
       193     *Mattson Technology, Inc................          892
       179     MDC Holdings, Inc.......................        9,308
     1,933     MeadWestvaco Corp.......................       64,871
       600     Millennium Chemicals, Inc...............        8,430
       246     Minerals Technologies, Inc..............       12,133
       100     *Mobile Mini, Inc.......................        1,710
       356     Monsanto Co.............................        6,337
       283     *Mueller Industries, Inc................        8,985
       100     *NCI Building Systems, Inc..............        1,780
     3,247     Newmont Mining Corp.....................       85,494
       113     NL Industries, Inc......................        1,723
       100     *Nortek, Inc............................        4,510
        52     *Northwest Pipe Co......................        1,217
       200     *NS Group, Inc..........................        1,910
       717     Nucor Corp..............................       46,634
        81     *NVR, Inc...............................       26,163
        90     *Octel Corp.............................        2,282
       381     Olin Corp...............................        8,439
       200     OM Group, Inc...........................       12,400
       300     *Omnova Solutions, Inc..................        2,520
       200     *Oregon Steel Mills, Inc................        1,200
       100     *Osmonics, Inc..........................        1,590
     1,023     *Owens-Illinois, Inc....................       14,056
       500     *Packaging Corp Of America..............        9,945
     1,454     *Pactiv Corp............................       34,605
       100     *Palm Harbor Homes, Inc.................        1,986
       173     Peabody Energy Corp.....................        4,896
        70     Penford Corp............................        1,267
        89     Penn Engineering & Manufacturing Corp...        1,550
        60     Penn Virginia Corp......................        2,339

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Penwest Pharmaceuticals Co.............  $     1,950
       672     *Phelps Dodge Corp......................       27,686
     1,670     Plum Creek Timber Co, Inc...............       51,269
       681     PolyOne Corp............................        7,661
       100     Pope & Talbot, Inc......................        1,873
       300     Potlatch Corp...........................       10,206
     1,553     PPG Industries, Inc.....................       96,131
     1,500     Praxair, Inc............................       85,455
       423     Pulte Homes, Inc........................       24,314
       100     Quaker Chemical Corp....................        2,450
       124     Quanex Corp.............................        5,419
       300     Rayonier, Inc...........................       14,739
       200     Reliance Steel & Aluminum Co............        6,100
       100     Roanoke Electric Steel Corp.............        1,544
       100     Rock-Tenn Co (Class A)..................        1,835
     1,440     Rohm & Haas Co..........................       58,306
       115     Royal Gold, Inc.........................        1,571
       900     RPM, Inc................................       13,725
       200     *RTI International Metals, Inc..........        2,430
       200     Ryerson Tull, Inc.......................        2,326
       200     Ryland Group, Inc.......................        9,950
       353     Schulman (A.), Inc......................        7,572
       791     *Sealed Air Corp........................       31,854
       400     *Shaw Group, Inc........................       12,280
     1,200     Sherwin-Williams Co.....................       35,916
       688     Sigma-Aldrich Corp......................       34,503
       100     *Silgan Holdings, Inc...................        4,044
       100     *Simpson Manufacturing Co, Inc..........        5,713
       100     Skyline Corp............................        3,300
     1,586     *Smurfit-Stone Container Corp...........       24,456
       600     Snap-On, Inc............................       17,814
       900     Solutia, Inc............................        6,318
       900     Sonoco Products Co......................       25,488
       113     Southern Peru Copper Corp...............        1,694
       100     Spartech Corp...........................        2,723
       235     Standard-Pacific Corp...................        8,244
       629     Stanley Works...........................       25,795
       246     *Steel Dynamics, Inc....................        4,052
       396     *Stillwater Mining Co...................        6,447
       400     Temple-Inland, Inc......................       23,144
       300     *Terra Industries, Inc..................          624
       200     Texas Industries, Inc...................        6,298
        18     *Titanium Metals Corp...................           63
       400     *Toll Brothers, Inc.....................       11,720
       214     Tredegar Corp...........................        5,168
        60     *Trex Co, Inc...........................        1,884
       200     *U.S. Concrete, Inc.....................        1,314
       918     United States Steel Corp................       18,259
       100     Universal Forest Products, Inc..........        2,342
       100     URS Corp................................        2,800
       700     USEC, Inc...............................        6,160
       300     b*USG Corp..............................        2,145
       500     Valspar Corp............................       22,570
       900     Vulcan Materials Co.....................       39,420
        97     *Water Pik Technologies, Inc............        1,213
       200     Watsco, Inc.............................        3,650
       334     Wausau-Mosinee Paper Corp...............        4,025
        63     *WCI Communities, Inc...................        1,824
       146     WD-40 Co................................        4,053
       200     Wellman, Inc............................        3,350
       100     West Pharmaceutical Services, Inc.......        3,209
     2,000     Weyerhaeuser Co.........................      127,700
        45     *William Lyon Homes, Inc................        1,172

                       SEE NOTES TO FINANCIAL STATEMENTS
                             2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   9

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 BASIC INDUSTRIES--(CONTINUED)
        28     *Wolverine Tube, Inc....................  $       211
       600     Worthington Industries, Inc.............       10,860
       602     *WR Grace & Co..........................        1,806
       362     York International Corp.................       12,232
                                                         -----------
               TOTAL BASIC INDUSTRIES                      4,083,890
                                                         -----------
 CONSUMER CYCLICAL--10.68%
       100     *1-800 Contacts, Inc....................        1,349
       312     *99 Cents Only Stores...................        8,003
       100     Aaron Rents, Inc........................        2,395
       784     *Abercrombie & Fitch Co (Class A).......       18,910
       500     *Acclaim Entertainment, Inc.............        1,765
       102     *Action Performance Cos, Inc............        3,223
       717     b*Adelphia Communications Corp (Class
                 A)....................................          115
       129     *Advance Auto Parts.....................        7,032
       100     Advanced Marketing Services, Inc........        1,830
       114     *Aeropostale, Inc.......................        3,120
       100     *AFC Enterprises, Inc...................        3,125
        69     *Aftermarket Technology Corp............        1,325
       304     *Alliance Gaming Corp...................        3,794
       100     AMC Entertainment, Inc..................        1,420
       100     *Amerco.................................        1,479
       241     *American Axle & Manufacturing Holdings,
                 Inc...................................        7,167
       468     *American Eagle Outfitters, Inc.........        9,894
       600     *American Greetings Corp (Class A)......        9,996
        65     *Ameristar Casinos, Inc.................        1,889
        79     Angelica Corp...........................        1,359
       360     *Anntaylor Stores Corp..................        9,140
    39,406     AOL Time Warner, Inc....................      579,662
       211     Apogee Enterprises, Inc.................        3,030
     1,103     *Apollo Group, Inc (Class A)............       43,480
        85     *Apollo Group, Inc (University Of
                 Phoenix Online).......................        2,518
       495     Applebee's International, Inc...........       11,360
       100     Arctic Cat, Inc.........................        1,739
       200     *Argosy Gaming Co.......................        5,680
       600     Arvinmeritor, Inc.......................       14,400
     1,000     Autoliv, Inc............................       25,200
       300     *Aztar Corp.............................        6,240
       300     *Bally Total Fitness Holding Corp.......        5,613
       100     Bandag, Inc.............................        2,832
       100     Barnes Group, Inc.......................        2,290
       100     Bassett Furniture Industries, Inc.......        1,950
       100     *Beasley Broadcast Group, Inc (Class
                 A)....................................        1,475
     2,815     *Bed Bath & Beyond, Inc.................      106,238
       755     Belo Corp (Class A).....................       17,071
     1,066     Big Lots, Inc...........................       20,979
        73     Blair Corp..............................        1,867
       400     Blockbuster, Inc (Class A)..............       10,760
       300     Bob Evans Farms, Inc....................        9,444
       200     *Boca Resorts, Inc (Class A)............        2,650
       244     BorgWarner, Inc.........................       14,093
       300     Bowne & Co, Inc.........................        4,422
       300     *Boyd Gaming Corp.......................        4,320
       164     *Boyds Collection Ltd...................        1,032
       900     *Brinker International, Inc.............       28,575
        77     *Brookstone, Inc........................        1,366
       162     Brown Shoe Co, Inc......................        4,552
       800     Brunswick Corp..........................       22,400
       100     *Buca, Inc..............................        1,905
        65     *Buckle, Inc............................        1,602
       200     Burlington Coat Factory Warehouse
                 Corp..................................        4,250
       100     Bush Industries, Inc (Class A)..........        1,200
       712     *Cablevision Systems Corp (Class A).....        6,736

   SHARES                                                   VALUE
   ------                                                   -----
       449     *Cablevision Systems Corp (Rainbow Media
                 Group) (Class A)......................  $     3,929
       111     *California Pizza Kitchen, Inc..........        2,753
       625     Callaway Golf Co........................        9,900
        86     *Cascade Corp...........................        1,333
       304     *Catalina Marketing Corp................        8,579
       100     Cato Corp (Class A).....................        2,230
       500     CBRL Group, Inc.........................       15,215
       329     *CEC Entertainment, Inc.................       13,588
       131     *Central Garden & Pet Co................        2,296
       100     *Championship Auto Racing Teams, Inc....          985
        70     *Charlotte Russe Holding, Inc...........        1,563
       900     *Charming Shoppes, Inc..................        7,776
     1,000     *Charter Communications, Inc (Class
                 A)....................................        4,080
       334     *Chico's FAS, Inc.......................       12,131
       100     *Children's Place Retail Stores, Inc....        2,650
       215     *Choice Hotels International, Inc.......        4,302
       160     *Christopher & Banks Corp...............        6,768
        34     Churchill Downs, Inc....................        1,371
       467     *CKE Restaurants, Inc...................        5,314
       389     Claire's Stores, Inc....................        8,908
     4,745     Clear Channel Communications, Inc.......      151,935
       100     Coachmen Industries, Inc................        1,450
       100     Cole National Corp......................        1,900
       100     *Columbia Sportswear Co.................        3,200
     8,759     *Comcast Corp (Class A) Special.........      208,815
       600     Cooper Tire & Rubber Co.................       12,330
       617     *Copart, Inc............................       10,014
     1,906     *Cox Communications, Inc (Class A)......       52,510
       300     *Cox Radio, Inc (Class A)...............        7,230
        66     CPI Corp................................        1,286
       200     *Crown Media Holdings, Inc (Class A)....        1,578
        35     *CSS Industries, Inc....................        1,243
       370     *Cumulus Media, Inc (Class A)...........        5,099
     1,400     Dana Corp...............................       25,942
     1,630     Darden Restaurants, Inc.................       40,261
       101     *Dave & Buster's, Inc...................        1,226
     5,088     Delphi Corp.............................       67,162
       101     *Department 56, Inc.....................        1,644
       633     Dillard's, Inc (Class A)................       16,642
     2,601     Dollar General Corp.....................       49,497
       200     *Dollar Thrifty Automotive Group, Inc...        5,180
     1,045     *Dollar Tree Stores, Inc................       41,183
       353     Donaldson Co, Inc.......................       12,369
        70     Dover Downs Gaming & Entertainment,
                 Inc...................................          896
       100     Dover Motorsport, Inc...................          570
       429     Dow Jones & Co, Inc.....................       20,785
       200     *Dress Barn, Inc........................        3,094
       100     *Dura Automotive Systems, Inc...........        2,075
     2,734     Eastman Kodak Co........................       79,751
        70     *Elizabeth Arden, Inc...................        1,225
       258     *Emmis Communications Corp (Class A)....        5,467
       321     *Entercom Communications Corp...........       14,734
       290     *Entravision Communications Corp (Class
                 A)....................................        3,553
       300     Equity Inns, Inc........................        2,415
       200     b*Exide Technologies....................          136
       589     *Extended Stay America, Inc.............        9,554
       200     Factset Research Systems, Inc...........        5,954
     1,470     Family Dollar Stores, Inc...............       51,818
       500     b*Federal-Mogul Corp....................          352
     1,762     *Federated Department Stores, Inc.......       69,951
       100     *Finish Line, Inc (Class A).............        1,792
        30     *Fisher Communications, Inc.............        1,762

                       SEE NOTES TO FINANCIAL STATEMENTS
 10  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
        46     Florida East Coast Industries, Inc
                 (Class B).............................  $     1,095
     1,291     *Foot Locker, Inc.......................       18,655
       200     *Footstar, Inc..........................        4,894
    16,714     Ford Motor Co...........................      267,424
       303     Forest City Enterprises, Inc (Class
                 A)....................................       10,529
       150     *Fossil, Inc............................        3,084
     1,181     *Fox Entertainment Group, Inc (Class
                 A)....................................       25,687
       187     Fred's, Inc.............................        6,878
       100     Friedman's, Inc (Class A)...............        1,300
       187     G & K Services, Inc (Class A)...........        6,403
     2,453     Gannett Co, Inc.........................      186,183
     5,778     Gap, Inc................................       82,048
       200     *Gaylord Entertainment Co...............        4,410
     2,003     *Gemstar-TV Guide International, Inc....       10,796
       300     Gencorp, Inc............................        4,290
     5,160     General Motors Corp.....................      275,802
       200     *Genesco, Inc...........................        4,870
        89     *Genesisintermedia, Inc.................            3
       700     *Gentex Corp............................       19,229
     1,600     Genuine Parts Co........................       55,792
     1,309     Goodyear Tire & Rubber Co...............       24,491
       145     Goodys Family Clothing, Inc.............        1,672
       675     Graco, Inc..............................       16,970
       100     Gray Communications Systems, Inc........        1,810
         5     Grey Global Group, Inc..................        3,450
       100     *Group 1 Automotive, Inc................        3,815
       100     *GSI Commerce, Inc......................          755
       100     *Guess?, Inc............................          720
       100     *Guitar Center, Inc.....................        1,855
       210     *Gymboree Corp..........................        3,364
       100     Hancock Fabrics, Inc....................        1,858
       200     *Handleman Co...........................        2,900
     2,767     Harley-Davidson, Inc....................      141,864
       239     Harman International Industries, Inc....       11,771
     1,049     Harrah's Entertainment, Inc.............       46,523
       340     *Harris Interactive, Inc................        1,146
       600     Harte-Hanks, Inc........................       12,330
       100     Haverty Furniture Cos, Inc..............        1,975
       100     b*Hayes Lemmerz International, Inc......           17
       126     *Hearst-Argyle Television, Inc..........        2,841
        65     *Hibbett Sporting Goods, Inc............        1,651
     3,053     Hilton Hotels Corp......................       42,437
       556     *Hispanic Broadcasting Corp.............       14,512
       421     Hollinger International, Inc............        5,052
       100     *Hollywood Casino Corp (Class A)........        1,080
       400     *Hollywood Entertainment Corp...........        8,272
       300     *Hot Topic, Inc.........................        8,013
       128     iDine Rewards Network, Inc..............        1,472
       182     *IHOP Corp..............................        5,360
       100     *IMPCO Technologies, Inc................        1,310
       112     *Information Holdings, Inc..............        2,733
       300     *Insight Communications Co, Inc.........        3,519
       275     Interactive Data Corp...................        4,004
       197     Intermet Corp...........................        2,116
       829     *International Game Technology..........       47,004
       254     International Speedway Corp (Class A)...       10,185
     3,477     Interpublic Group Of Cos, Inc...........       86,091
       650     *Intertan, Inc..........................        7,248
       162     *Isle Of Capri Casinos, Inc.............        3,281
     2,500     J.C. Penney Co, Inc.....................       55,050
       339     *Jack In The Box, Inc...................       10,780
       211     *Jakks Pacific, Inc.....................        3,737

   SHARES                                                   VALUE
   ------                                                   -----
       131     *Jo-Ann Stores, Inc (Class A)...........  $     3,825
       950     Johnson Controls, Inc...................       77,530
     1,070     *Jones Apparel Group, Inc...............       40,125
       201     *Journal Register Co....................        4,040
     4,400     b*Kmart Corp............................        4,532
       200     K-Swiss, Inc (Class A)..................        5,196
       100     *K2, Inc................................        1,025
       200     Kellwood Co.............................        6,500
       100     *Kenneth Cole Productions, Inc (Class
                 A)....................................        2,835
       300     *Key3Media Group, Inc...................          138
        94     *Keystone Automotive Industries, Inc....        1,809
       300     Kimball International, Inc (Class B)....        4,917
       156     *Kirby Corp.............................        3,814
       809     Knight Ridder, Inc......................       50,927
     2,681     *Kohl's Corp............................      187,884
       406     *Krispy Kreme Doughnuts, Inc............       13,069
       156     *Kroll, Inc.............................        3,273
       400     La-Z-Boy, Inc...........................       10,088
       621     *Lamar Advertising Co...................       23,107
       100     Landry's Restaurants, Inc...............        2,551
       100     LaSalle Hotel Properties................        1,575
       596     *Lear Corp..............................       27,565
       400     Lee Enterprises, Inc....................       14,000
     1,869     Leggett & Platt, Inc....................       43,735
       141     Libbey, Inc.............................        4,808
    23,915     *Liberty Media Corp (Class A)...........      239,150
     3,905     Limited, Inc............................       83,177
       156     *Lin TV Corp (Class A)..................        4,218
       300     *Linens 'n Things, Inc..................        9,843
       981     Liz Claiborne, Inc......................       31,196
       100     *Lodgenet Entertainment Corp............        1,440
       176     Lone Star Steakhouse & Saloon, Inc......        4,152
       200     *Luby's, Inc............................        1,316
       100     *Steven Madden Ltd......................        1,983
       373     *Mandalay Resort Group..................       10,284
       200     Marcus Corp.............................        3,330
     1,838     Marriott International, Inc (Class A)...       69,936
       100     *Martha Stewart Living Omnimedia, Inc
                 (Class A).............................        1,147
       126     *Maxwell Shoe Co, Inc (Class A).........        1,997
     2,648     May Department Stores Co................       87,199
       700     Maytag Corp.............................       29,855
       169     Mcclatchy Co (Class A)..................       10,858
    11,747     McDonald's Corp.........................      334,202
     1,852     McGraw-Hill Cos, Inc....................      110,564
       100     Media General, Inc (Class A)............        6,000
       493     *Mediacom Communications Corp...........        3,840
       140     *Medis Technologies Ltd.................        1,107
       283     *Men's Wearhouse, Inc...................        7,217
       300     Meredith Corp...........................       11,505
       233     *Metro One Telecommunications, Inc......        3,253
       413     *Metro-Goldwyn-Mayer, Inc...............        4,832
       600     MGM Mirage..............................       20,250
       600     *Michaels Stores, Inc...................       23,400
       200     *Micros Systems, Inc....................        5,542
        51     Midas, Inc..............................          632
       300     *Midway Games, Inc......................        2,550
       100     *Millennium Cell, Inc...................          310
       300     Modine Manufacturing Co.................        7,374
       473     *Mohawk Industries, Inc.................       29,104
       220     *Monaco Coach Corp......................        4,686
        49     *Monro Mufflre Brake, Inc...............        1,115
       159     *Movie Gallery, Inc.....................        3,358
       257     MSC Industrial Direct Co (Class A)......        5,012

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   11

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       194     *MTR Gaming Group, Inc..................  $     3,240
        94     *Multimedia Games, Inc..................        2,050
       121     Myers Industries, Inc...................        2,074
         7     *National Golf Properties, Inc..........           60
        43     National Presto Industries, Inc.........        1,376
       200     *Nautica Enterprises, Inc...............        2,598
       275     *Nautilus Group, Inc....................        8,415
       300     *Neiman Marcus Group, Inc (Class A).....       10,410
       100     *Netratings, Inc........................          915
     1,238     New York Times Co (Class A).............       63,757
       742     Nike, Inc (Class B).....................       39,808
       990     Nordstrom, Inc..........................       22,424
       200     *Oakley, Inc............................        3,480
       300     *O'Charley's, Inc.......................        7,590
     1,721     Omnicom Group, Inc......................       78,822
       100     *On Command Corp........................          169
       300     *O'Reilly Automotive, Inc...............        8,268
       100     Oshkosh B'gosh, Inc (Class A)...........        4,349
       137     Oshkosh Truck Corp......................        8,098
       552     *Outback Steakhouse, Inc................       19,375
       100     Oxford Industries, Inc..................        2,800
       315     *P.F. Chang's China Bistro, Inc.........        9,897
       278     *Pacific Sunwear Of California, Inc.....        6,163
       276     *Panera Bread Co (Class A)..............        9,514
       100     *Papa John's International, Inc.........        3,339
     2,498     *Park Place Entertainment Corp..........       25,605
       100     *Parkervision, Inc......................        1,918
       200     *Payless Shoesource, Inc................       11,530
       234     *Penn National Gaming, Inc..............        4,247
       200     *Penton Media, Inc......................          430
       400     *Performance Food Group Co..............       13,544
       200     Phillips-Van Heusen Corp................        3,120
       900     Pier 1 Imports, Inc.....................       18,900
       200     *Pinnacle Entertainment, Inc............        2,126
       500     *Pinnacle Systems, Inc..................        5,495
       163     *Pixar, Inc.............................        7,188
        97     *PLATO Learning, Inc....................          957
       100     *Playboy Enterprises, Inc (Class B).....        1,275
       200     Polaris Industries, Inc.................       13,000
       400     b*Polaroid Corp.........................           10
       392     *Polo Ralph Lauren Corp.................        8,781
       300     *Presstek, Inc..........................        1,200
        34     *Pricesmart, Inc........................        1,311
       400     *Prime Hospitality Corp.................        5,196
     1,202     *Primedia, Inc..........................        1,466
       100     *Private Media Group, Inc...............          286
        83     Pulitzer, Inc...........................        4,308
       100     *Quaker Fabric Corp.....................        1,550
       179     *Quiksilver, Inc........................        4,439
        78     *Racing Champions Ertl Corp.............        1,441
       400     *Radio One, Inc (Class A)...............        5,948
       200     *Radio One, Inc (Class D)...............        2,974
       160     *Rare Hospitality International, Inc....        4,307
       382     Raytech Corp............................        3,457
       900     Reader's Digest Association, Inc (Class
                 A)....................................       16,857
       100     *Recoton Corp...........................          258
       454     *Reebok International Ltd...............       13,393
       166     *Regal Entertainment Group (Class A)....        3,871
       100     *Regent Communications, Inc.............          706
       352     Regis Corp..............................        9,511
       254     *Rent-A-Center, Inc.....................       14,735
       175     *Resources Connection, Inc..............        4,723

   SHARES                                                   VALUE
   ------                                                   -----
        77     *Rex Stores Corp........................  $     1,063
        55     Riviana Foods, Inc......................        1,395
       727     Ross Stores, Inc........................       29,625
     1,014     R.R. Donnelley & Sons Co................       27,936
       599     Ruby Tuesday, Inc.......................       11,621
       200     Russell Corp............................        3,850
       450     *Ryan's Family Steak Houses, Inc........        5,945
       125     *Saga Communications, Inc (Class A).....        2,813
     1,100     *Saks, Inc..............................       14,124
        87     *Salem Communications Corp (Class A)....        2,164
        60     *Salton, Inc............................          861
       100     Schawk, Inc.............................        1,070
       300     *Scholastic Corp........................       11,370
       254     *Scientific Games Corp (Class A)........        2,017
       132     *Scotts Co (Class A)....................        5,993
       188     *SCP Pool Corp..........................        5,219
       309     Scripps (E.W.) Co (Class A).............       23,793
     2,684     Sears Roebuck & Co......................      145,741
        66     *Shoe Carnival, Inc.....................        1,408
       200     ShopKo Stores, Inc......................        4,040
       125     *Shuffle Master, Inc....................        2,296
       183     *Sinclair Broadcast Group, Inc (Class
                 A)....................................        2,642
       600     *Sirius Satellite Radio, Inc............        2,261
       800     Six Flags, Inc..........................       11,560
       153     Smith (A.O.) Corp.......................        4,775
       200     *Sonic Automotive, Inc..................        5,150
       335     *Sonic Corp.............................       10,522
       375     *Sotheby's Holdings, Inc (Class A)......        5,344
       300     *Spanish Broadcasting System, Inc (Class
                 A)....................................        3,000
        82     Spartan Motors, Inc.....................        1,256
       100     *Speedway Motorsports, Inc..............        2,543
       100     *Spiegel, Inc (Class A).................           73
       200     *Sports Resorts International, Inc......        1,080
       183     *Stage Stores, Inc......................        6,357
       100     Standard Motor Products, Inc............        1,695
        47     *Stanley Furniture Co, Inc..............        1,257
     3,582     *Starbucks Corp.........................       89,013
       256     *Station Casinos, Inc...................        4,570
       290     Steelcase, Inc (Class A)................        3,880
       200     *Stein Mart, Inc........................        2,374
        24     *Stellent, Inc..........................          108
       100     *Stoneridge, Inc........................        1,870
       400     Stride Rite Corp........................        3,200
       200     Sturm Ruger & Co, Inc...................        2,830
       200     Superior Industries International,
                 Inc...................................        9,250
       300     *Sylvan Learning Systems, Inc...........        5,982
       232     Talbots, Inc............................        8,120
        47     Tanger Factory Outlet Centers, Inc......        1,387
     8,342     Target Corp.............................      317,830
       200     *TBC Corp...............................        3,176
       347     *Tenneco Automotive, Inc................        2,290
       463     *The Cheesecake Factory, Inc............       16,427
       300     *The Sports Authority, Inc..............        3,408
       100     The Steak n Shake Co....................        1,565
       100     Thor Industries, Inc....................        7,126
       525     *THQ, Inc...............................       15,656
     1,024     Tiffany & Co............................       36,045
       184     *Timberland Co (Class A)................        6,591
     5,068     TJX Cos, Inc............................       99,383
       311     *Too, Inc...............................        9,579
       300     *Topps Co, Inc..........................        3,018
       300     *Tower Automotive, Inc..................        4,185

                       SEE NOTES TO FINANCIAL STATEMENTS
 12  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
     1,787     Tribune Co..............................  $    77,735
       900     TRW, Inc................................       51,282
       296     Tyler Technologies, Inc.................        1,575
       400     *Unifi, Inc.............................        4,360
       100     *Universal Electronics, Inc.............        1,496
     1,497     *Univision Communications, Inc (Class
                 A)....................................       47,006
       100     *Urban Outfitters, Inc..................        3,472
     1,602     *U.S.A. Networks, Inc...................       37,567
       781     VF Corp.................................       30,623
        78     *Vail Resorts, Inc......................        1,334
       466     *Valassis Communications, Inc...........       17,009
       100     *Value City Department Stores, Inc......          280
       100     *Vans, Inc..............................          812
       236     *Vastera, Inc...........................        1,036
    14,341     *Viacom, Inc (Class B)..................      636,310
     1,203     Visteon Corp............................       17,083
       200     *Wabash National Corp...................        2,000
    25,061     Wal-Mart Stores, Inc....................    1,378,606
    18,769     Walt Disney Co..........................      354,734
         2     Washington Post Co (Class B)............        1,090
       881     Wendy's International, Inc..............       35,090
        95     *West Marine, Inc.......................        1,212
       300     *Westpoint Stevens, Inc.................        1,161
       635     Westwood One, Inc.......................       21,222
       229     *Wet Seal, Inc (Class A)................        5,565
       590     Whirlpool Corp..........................       38,562
       400     Wiley (John) & Sons, Inc (Class A)......        9,592
       800     *Williams-Sonoma, Inc...................       24,528
       100     *Wilsons The Leather Experts, Inc.......        1,400
       100     Winnebago Industries, Inc...............        4,400
       200     WMS Industries, Inc.....................        2,450
       400     Wolverine World Wide, Inc...............        6,980
       167     Woodward Governor Co....................        9,873
       100     *World Wrestling Federation
                 Entertainment, Inc....................        1,460
       420     *XM Satellite Radio Holdings, Inc.......        3,045
     3,557     *Yahoo!, Inc............................       52,501
       100     *Young Broadcasting, Inc (Class A)......        1,778
     2,727     *Yum Brands, Inc........................       79,765
       345     *Zale Corp..............................       12,506
       300     *Zomax, Inc.............................        1,170
                                                         -----------
               TOTAL CONSUMER CYCLICAL                    10,036,166
                                                         -----------
 CONSUMER NON-CYCLICAL--10.63%
       100     *1-800-Flowers.com, Inc (Class A).......        1,116
       240     *7-Eleven, Inc..........................        1,932
        55     *AC Moore Arts & Crafts, Inc............        2,604
       325     Alberto-Culver Co (Class B).............       15,535
     3,625     Albertson's, Inc........................      110,418
     1,700     *Amazon.Com, Inc........................       27,625
       200     *American Italian Pasta Co (Class A)....       10,198
     8,221     Anheuser-Busch Cos, Inc.................      411,050
       100     *Applica, Inc...........................        1,240
       276     *Aramark Corp (Class B).................        6,900
     5,251     Archer Daniels Midland Co...............       67,160
       200     *Aurora Foods, Inc......................          300
     1,939     *Autonation, Inc........................       28,116
       666     *Autozone, Inc..........................       51,482
     2,164     Avon Products, Inc......................      113,047
       409     *Barnes & Noble, Inc....................       10,810
     2,302     *Best Buy Co, Inc.......................       83,563
       655     *BJ's Wholesale Club, Inc...............       25,218
       300     Blyth, Inc..............................        9,366
       304     *The Bombay Co, Inc.....................        1,365

   SHARES                                                   VALUE
   ------                                                   -----
       800     *Borders Group, Inc.....................  $    14,720
       100     *Boston Beer Co, Inc (Class A)..........        1,590
       322     Brown-Forman Corp (Class B).............       22,218
       300     *Cadiz, Inc.............................        2,550
     2,063     Campbell Soup Co........................       57,063
       300     Casey's General Stores, Inc.............        3,612
       542     *CDW Computer Centers, Inc..............       25,371
       330     *Chiquita Brands International, Inc.....        5,910
       331     Church & Dwight Co, Inc.................       10,370
       292     *Circuit City Stores, Inc (Carmax
                 Group)................................        6,322
     1,868     Circuit City Stores, Inc (Circuit City
                 Group)................................       35,025
     1,585     Clorox Co...............................       65,540
       426     *Coach, Inc.............................       23,387
    18,701     Coca-Cola Co............................    1,047,256
     2,047     Coca-Cola Enterprises, Inc..............       45,198
     5,034     Colgate-Palmolive Co....................      251,952
     4,954     Conagra Foods, Inc......................      136,978
       675     *Constellation Brands, Inc (Class A)....       21,600
       219     Coors (Adolph) Co (Class B).............       13,644
       300     Corn Products International, Inc........        9,336
       327     *Cost Plus, Inc.........................        9,960
     4,178     Costco Wholesale Corp...................      161,354
     3,606     CVS Corp................................      110,344
       829     *Dean Foods Co..........................       30,922
       188     *Del Monte Foods Co.....................        2,218
       300     Delta & Pine Land Co....................        6,030
     1,000     Dial Corp...............................       20,020
       311     DIMON, Inc..............................        2,152
       400     Dole Food Co............................       11,540
       188     Dreyer's Grand Ice Cream, Inc...........       12,897
       165     *Duane Reade, Inc.......................        5,618
     1,352     *eBay, Inc..............................       83,310
       100     *Electronics Boutique Holdings Corp.....        2,930
       840     *Energizer Holdings, Inc................       23,033
       963     Estee Lauder Cos (Class A)..............       33,898
       291     Ethan Allen Interiors, Inc..............       10,141
        12     *Expedia, Inc Wts 02/04/09..............          348
       153     *FAO, Inc...............................        1,216
       100     *Factory 2-U Stores, Inc................        1,385
       600     Fastenal Co.............................       23,106
       363     Fleming Cos, Inc........................        6,588
       327     *Flowers Foods, Inc.....................        8,453
        26     *FTD, Inc (Class A).....................          335
       170     *FTI Consulting, Inc....................        5,952
       461     *Furniture Brands International, Inc....       13,945
        95     *Galyans Trading Co, Inc................        2,169
       166     *Gamestop Corp..........................        3,484
        57     *Gart Sports Co.........................        1,624
     3,419     General Mills, Inc......................      150,710
     9,722     Gillette Co.............................      329,284
       174     *Great Atlantic & Pacific Tea Co, Inc...        3,252
       217     *Hain Celestial Group, Inc..............        4,015
     1,267     Hasbro, Inc.............................       17,181
       100     Herbalife International, Inc (Class
                 B)....................................        1,917
       886     Hershey Foods Corp......................       55,375
     3,401     HJ Heinz Co.............................      139,781
    21,693     Home Depot, Inc.........................      796,784
        60     *Horizon Organic Holding Corp...........        1,057
       700     Hormel Foods Corp.......................       16,758
       200     Hughes Supply, Inc......................        8,980
       100     Ingles Markets, Inc (Class A)...........        1,268
       468     *Insight Enterprises, Inc...............       11,789
       400     Interface, Inc (Class A)................        3,216

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   13

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
       100     *International Multifoods Corp..........  $     2,600
       400     Interstate Bakeries Corp................       11,552
       666     International Flavors & Fragrances,
                 Inc...................................       21,638
        56     *J & J Snack Foods Corp.................        2,518
        79     *Jill (J.) Group, Inc...................        2,998
       431     JM Smucker Co...........................       14,710
     2,203     Kellogg Co..............................       79,000
     2,585     Kraft Foods, Inc (Class A)..............      105,856
     7,416     *Kroger Co..............................      147,578
        40     *Ladenburg Thalmann Financial Services,
                 Inc...................................           12
       200     Lancaster Colony Corp...................        7,132
       200     Lance, Inc..............................        2,916
       100     *Lithia Motors, Inc (Class A)...........        2,692
       239     Loews Corp (Carolina Group).............        6,465
       300     Longs Drug Stores Corp..................        8,487
     7,162     Lowe's Cos..............................      325,155
     3,980     Mattel, Inc.............................       83,898
     1,300     McCormick & Co, Inc (Non-Vote)..........       33,475
       700     Herman Miller, Inc......................       14,210
       129     *Monterey Pasta Co......................        1,216
       100     Movado Group, Inc.......................        2,515
        80     Nash Finch Co...........................        2,557
       100     Nature's Sunshine Products, Inc.........        1,131
       377     *NBTY, Inc..............................        5,836
     2,407     Newell Rubbermaid, Inc..................       84,389
       300     Nu Skin Enterprises, Inc (Class A)......        4,365
     2,850     *Office Depot, Inc......................       47,880
       900     *OfficeMax, Inc.........................        5,301
       100     Oneida Ltd..............................        1,915
       325     *Pathmark Stores, Inc...................        6,113
        50     *Paypal, Inc............................        1,010
       100     *PC Connection, Inc.....................          410
        79     *Peets Coffee & Tea, Inc................        1,454
       400     Pep Boys-Manny Moe & Jack...............        6,740
     1,710     Pepsi Bottling Group, Inc...............       52,668
       735     PepsiAmericas Inc.......................       10,981
    16,374     Pepsico, Inc............................      789,227
       500     *Perrigo Co.............................        6,500
       133     *Petco Animal Supplies, Inc.............        3,313
     1,200     *Petsmart, Inc..........................       19,248
    19,683     Philip Morris Cos, Inc..................      859,753
       100     Pilgrim's Pride Corp (Class B)..........        1,400
       200     *Playtex Products, Inc..................        2,590
       800     *Priceline.com, Inc.....................        2,232
       147     *Princeton Review, Inc..................        1,344
    11,962     Procter & Gamble Co.....................    1,068,207
     1,600     RadioShack Corp.........................       48,096
       275     *Ralcorp Holdings, Inc..................        8,594
       164     *Restoration Hardware, Inc..............        1,451
       100     *Revlon, Inc (Class A)..................          495
     3,431     *Rite Aid Corp..........................        8,063
       912     R.J. Reynolds Tobacco Holdings, Inc.....       49,020
        86     *Robert Mondavi Corp (Class A)..........        2,944
       300     Ruddick Corp............................        5,088
       100     Russ Berrie & Co, Inc...................        3,540
     4,446     *Safeway, Inc...........................      129,779
     7,261     Sara Lee Corp...........................      149,867
       136     Schweitzer-Mauduit International, Inc...        3,346
       400     Sensient Technologies Corp..............        9,104
        65     *Sharper Image Corp.....................        1,310
       100     *Skechers USA, Inc (Class A)............        2,161
       200     *SLI, Inc...............................           80

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Smart & Final, Inc.....................  $       780
     1,000     *Smithfield Foods, Inc..................       18,550
       200     *Stamps.Com, Inc........................          886
       100     Standard Commercial Corp................        2,170
     4,296     *Staples, Inc...........................       84,631
       100     *Star Scientific, Inc...................          179
       100     Stepan Co...............................        2,826
       100     Thomas Industries, Inc..................        2,880
       255     *Ticketmaster (Class B).................        4,771
       212     Tootsie Roll Industries, Inc............        8,175
     1,826     *Toys "R" Us, Inc.......................       31,900
        62     *Tractor Supply Co......................        4,401
       200     *Trans World Entertainment Corp.........        1,166
       100     Triarc Cos, Inc.........................        2,760
       100     *Tuesday Morning Corp...................        1,856
       500     Tupperware Corp.........................       10,395
       200     *Tweeter Home Entertainment Group,
                 Inc...................................        3,268
     2,219     Tyson Foods, Inc (Class A)..............       34,417
       155     *United Auto Group, Inc.................        3,240
       175     *United Natural Foods, Inc..............        3,413
       241     Universal Corp..........................        8,845
     1,553     UST, Inc................................       52,802
       180     *Valuevision International, Inc (Class
                 A)....................................        3,267
       115     Vector Group Ltd........................        2,024
     9,423     Walgreen Co.............................      364,010
       230     *Weight Watchers International, Inc.....        9,991
       100     Weis Markets, Inc.......................        3,675
       102     *Whitehall Jewellers, Inc...............        2,117
       362     *Whole Foods Market, Inc................       17,456
       178     *Wild Oats Markets, Inc.................        2,866
       595     Winn-Dixie Stores, Inc..................        9,276
     1,459     Wrigley (Wm.) Jr Co.....................       80,756
       209     *Yankee Candle Co, Inc..................        5,662
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 9,986,562
                                                         -----------
 ENERGY--5.82%
       101     *3TEC Energy Corp.......................        1,760
       625     Amerada Hess Corp.......................       51,563
     2,282     Anadarko Petroleum Corp.................      112,503
     1,325     Apache Corp.............................       76,161
       638     Ashland, Inc............................       25,839
        69     *Atwood Oceanics, Inc...................        2,588
     3,174     Baker Hughes, Inc.......................      105,662
       100     Berry Petroleum Co (Class A)............        1,685
     1,441     BJ Services Co..........................       48,821
       300     *Brown (Tom), Inc.......................        8,505
     1,851     Burlington Resources, Inc...............       70,338
       278     Cabot Oil & Gas Corp (Class A)..........        6,352
       300     *Cal Dive International, Inc............        6,600
        19     *Callon Petroleum Corp..................           93
        85     Carbo Ceramics, Inc.....................        3,141
     1,200     *Chesapeake Energy Corp.................        8,640
     9,894     ChevronTexaco Corp......................      875,619
       200     *Comstock Resources, Inc................        1,520
     5,766     Conoco Inc..............................      160,295
       446     *Cooper Cameron Corp....................       21,595
       200     *Denbury Resources, Inc.................        2,058
     1,327     Devon Energy Corp (New).................       65,395
       520     Diamond Offshore Drilling, Inc..........       14,820
        59     *Dril-Quip, Inc.........................        1,472
         8     *EEX Corp...............................           16
       100     *Encore Acquisition Co..................        1,725
       164     *Energy Partners Ltd....................        1,525
     1,388     Ensco International, Inc................       37,837

                       SEE NOTES TO FINANCIAL STATEMENTS
 14  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 ENERGY--(CONTINUED)
     1,067     EOG Resources, Inc......................  $    42,360
       175     *Evergreen Resources, Inc...............        7,438
       143     *Exploration Co of Delaware.............          968
    62,391     Exxon Mobil Corp........................    2,553,040
       280     *Forest Oil Corp........................        7,960
       200     Frontier Oil Corp.......................        3,520
       100     Getty Realty Corp.......................        2,025
       500     *Global Industries Ltd..................        3,495
       817     *Grant Prideco, Inc.....................       11,111
     1,300     *Grey Wolf, Inc.........................        5,317
       100     *Gulf Island Fabrication, Inc...........        1,834
     4,008     Halliburton Co..........................       63,888
       444     *Hanover Compressor Co..................        5,994
       318     *Harvest Natural Resources, Inc.........        1,590
       500     Helmerich & Payne, Inc..................       17,860
       100     Holly Corp..............................        1,675
       100     *Horizon Offshore, Inc..................          844
       100     *Houston Exploration Co.................        2,900
        96     *Hydril Co..............................        2,573
       400     *Input/Output, Inc......................        3,600
       927     Kerr-McGee Corp.........................       49,641
       900     *Key Energy Services, Inc...............        9,450
       100     *Key Production Co......................        1,950
       100     Lufkin Industries, Inc..................        2,887
       216     *Magnum Hunter Resources, Inc...........        1,704
        43     *Magnum Hunter Resources, Inc Wts
                 03/21/05..............................           36
     2,849     Marathon Oil Corp.......................       77,265
       300     *Maverick Tube Corp.....................        4,500
       200     *Meridian Resource Corp.................          744
       338     Murphy Oil Corp.........................       27,885
       705     *National-Oilwell, Inc..................       14,840
       400     *Newfield Exploration Co................       14,868
       500     Noble Energy, Inc.......................       18,025
       100     *Nuevo Energy Co........................        1,580
     3,449     Occidental Petroleum Corp...............      103,436
     1,600     Ocean Energy, Inc (New).................       34,672
       200     *Oceaneering International, Inc.........        5,400
       700     *Parker Drilling Co.....................        2,289
       250     Patina Oil & Gas Corp...................        6,858
       600     *Patterson-UTI Energy, Inc..............       16,938
       700     Pennzoil-Quaker State Co................       15,071
     3,554     Phillips Petroleum Co...................      209,260
     1,177     Pioneer Natural Resources Co............       30,661
       200     *Plains Resources, Inc..................        5,350
       474     Pogo Producing Co.......................       15,462
       165     *Premcor, Inc...........................        4,244
     1,019     *Pride International, Inc...............       15,958
       100     Prima Energy Corp.......................        2,279
       119     *Pure Resources, Inc....................        2,475
       100     *PYR Energy Corp........................          195
       357     *Range Resources Corp...................        1,999
       119     *Remington Oil & Gas Corp...............        2,370
       979     Rowan Cos, Inc..........................       21,000
       100     RPC, Inc................................        1,180
       160     *Seacor Smit, Inc.......................        7,576
       200     *Seitel, Inc............................          200
       494     *Smith International, Inc...............       33,686
       215     *Spinnaker Exploration Co...............        7,744
       300     St. Mary Land & Exploration Co..........        7,179
       239     *Stone Energy Corp......................        9,620
       646     Sunoco, Inc.............................       23,017
       400     *Superior Energy Services, Inc..........        4,060

   SHARES                                                   VALUE
   ------                                                   -----
       200     *Swift Energy Co........................  $     3,158
       300     *Tesoro Petroleum Corp..................        2,325
       456     Tidewater, Inc..........................       15,012
       200     *Transmontaigne, Inc....................        1,210
       200     *Trico Marine Services, Inc.............        1,358
       300     Unit Corp...............................        5,205
       150     *Universal Compression Holdings, Inc....        3,599
     2,251     Unocal Corp.............................       83,152
     1,007     Valero Energy Corp......................       37,682
       694     *Varco International, Inc (New).........       12,173
       300     *Veritas DGC, Inc.......................        3,780
       400     Vintage Petroleum, Inc..................        4,760
       137     *W-H Energy Services, Inc...............        3,036
       148     *Westport Resources Corp. ..............        2,427
        81     World Fuel Services Corp................        1,976
     1,025     XTO Energy, Inc.........................       21,115
                                                         -----------
               TOTAL ENERGY                                5,471,642
                                                         -----------
 FINANCIAL SERVICES--21.40%
       110     1st Source Corp.........................        2,719
       300     21st Century Insurance Group............        5,700
       741     A.G. Edwards, Inc.......................       28,803
        90     ABC Bancorp.............................        1,340
       200     Acadia Realty Trust.....................        1,630
       200     Advanta Corp (Class A)..................        2,172
       200     *Affiliated Managers Group, Inc.........       12,300
     4,741     Aflac, Inc..............................      151,712
        90     Alabama National Bancorp................        3,896
       100     Alexandria Real Estate Equities, Inc....        4,934
       321     Alfa Corp...............................        3,756
        42     Alleghany Corp..........................        8,022
       108     Allegiant Bancorp, Inc..................        1,962
       900     Allied Capital Corp.....................       20,385
       500     Allmerica Financial Corp................       23,100
     6,580     Allstate Corp...........................      243,328
       725     AMB Property Corp.......................       22,475
       771     Ambac Financial Group, Inc..............       51,811
       200     Amcore Financial, Inc...................        4,634
        53     American National Bankshares, Inc.......        1,452
       319     America First Mortgage Investments,
                 Inc...................................        3,142
       336     American Capital Strategies Ltd.........        9,230
    10,861     American Express Co.....................      394,472
       281     American Financial Group, Inc...........        6,716
       200     American Financial Holdings, Inc........        5,984
    21,182     American International Group, Inc.......    1,445,248
        56     *American Medical Security Group, Inc...        1,341
       100     American National Insurance Co..........        9,630
        87     *American Physicians Capital, Inc.......        1,606
       756     *AmeriCredit Corp.......................       21,206
       846     *Ameritrade Holdings Corp (Class A).....        3,875
       424     Amerus Group Co.........................       15,730
       100     AMLI Residential Properties Trust.......        2,600
     3,335     Amsouth Bancorp.........................       74,637
       650     b*ANC Rental Corp.......................          117
       200     Anchor Bancorp Wisconsin, Inc...........        4,822
       534     Annaly Mortgage Management, Inc.........       10,360
       336     Anthracite Capital, Inc.................        4,452
       112     Anworth Mortgage Asset Corp.............        1,567
     2,201     AON Corp................................       64,885
       821     Apartment Investment & Management Co
                 (Class A).............................       40,393
       268     Apex Mortgage Capital, Inc..............        4,017
     1,620     Archstone-Smith Trust...................       43,254
       500     Arden Realty, Inc.......................       14,225
       200     Argonaut Group, Inc.....................        4,284

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   15

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       100     Arrow Financial Corp....................  $     3,399
       704     Associated Banc-Corp....................       26,548
       100     Associated Estates Realty Corp..........        1,060
       776     Astoria Financial Corp..................       24,871
       723     AvalonBay Communities, Inc..............       33,764
       100     Baldwin & Lyons, Inc (Class B)..........        2,283
       120     *Banc Corp..............................        1,046
       100     Bancfirst Corp..........................        4,639
        40     Bancorp Connecticut, Inc................        1,122
       712     Bancorpsouth, Inc.......................       14,382
       100     Bank Mutual Corp........................        2,037
    14,161     Bank Of America Corp....................      996,368
       125     Bank Of Granite Corp....................        2,461
       700     Bank Of Hawaii Corp.....................       19,600
     6,744     Bank Of New York Co, Inc................      227,610
    10,830     Bank One Corp...........................      416,738
       200     *Bank United Corp (Contingent Payment
                 Rts)..................................           18
       300     BankAtlantic Bancorp, Inc (Class A).....        3,720
     1,351     Banknorth Group, Inc....................       35,153
       200     *Bankunited Financial Corp (Class A)....        3,830
        79     Banner Corp.............................        1,955
       546     Bay View Capital Corp...................        3,500
     4,427     BB&T Corp...............................      170,882
       775     Bear Stearns Cos, Inc...................       47,430
       220     *Beazer Homes Usa, Inc..................       17,600
       100     Bedford Property Investors, Inc.........        2,710
       232     Berkley (W.R.) Corp.....................       12,760
        57     Berkshire Hills Bancorp, Inc............        1,493
        53     BKF Capital Group, Inc..................        1,511
       127     *Blackrock, Inc.........................        5,626
       106     *BOK Financial Corp.....................        3,547
        87     Boston Private Financial Holdings,
                 Inc...................................        2,152
       645     Boston Properties, Inc..................       25,768
        36     Bostonfed Bancorp, Inc..................        1,156
       100     *Boykin Lodging Co......................        1,093
       232     Brandywine Realty Trust.................        6,009
       400     BRE Properties, Inc (Class A)...........       12,444
       100     *Brookline Bancorp, Inc.................        2,530
       444     Brown & Brown, Inc......................       13,986
        34     Bryn Mawr Bank Corp.....................        1,370
       100     BSB Bancorp, Inc........................        2,668
       200     Burnham Pacific Properties, Inc.........          234
        74     Camden National Corp....................        2,061
       331     Camden Property Trust...................       12,257
       200     Capital Automotive Reit.................        4,772
        65     Capital City Bank Group, Inc............        2,244
     1,924     Capital One Financial Corp..............      117,460
        70     Capitol Bancorp Ltd.....................        1,669
       232     Capitol Federal Financial...............        6,051
       100     Capstead Mortgage Corp..................        2,250
       465     CarrAmerica Realty Corp.................       14,345
       114     Cascade Bancorp.........................        2,052
       200     Cash America International, Inc.........        1,840
       842     *Catellus Development Corp..............       17,194
       200     Cathay Bancorp, Inc.....................        8,300
        30     CB Bancshares, Inc......................        1,137
       186     CBL & Associates Properties, Inc........        7,533
        64     CCBT Financial Cos, Inc.................        1,818
       113     *CCC Information Services Group, Inc....        1,582
       220     Centennial Bancorp......................        1,734
       200     Centerpoint Properties Corp.............       11,602
        68     *Central Coast Bancorp..................        1,542

   SHARES                                                   VALUE
   ------                                                   -----
       120     CFS Bancorp, Inc........................  $     1,855
        36     Charter Financial Corp..................        1,025
       300     Charter Municipal Mortgage Acceptance
                 Co....................................        5,364
     2,103     Charter One Financial, Inc..............       72,301
       200     Chateau Communities, Inc................        6,120
       255     Chelsea Property Group, Inc.............        8,530
       213     Chemical Financial Corp.................        7,990
       450     Chittenden Corp.........................       13,041
       837     *Choicepoint, Inc.......................       38,058
     1,516     Chubb Corp..............................      107,333
     1,358     Cincinnati Financial Corp...............       63,188
    47,391     Citigroup, Inc..........................    1,836,401
       400     Citizens Banking Corp...................       11,592
        83     Citizens First Bancorp, Inc.............        1,867
       230     *Citizens, Inc..........................        2,985
        81     City Bank...............................        2,592
       155     City Holding Co.........................        3,629
       400     City National Corp......................       21,500
       100     *Clark/Bardes, Inc......................        2,284
       303     *CNA Financial Corp.....................        8,030
       100     CNA Surety Corp.........................        1,455
        39     Coastal Bancorp, Inc....................        1,239
        76     Coastal Financial Corp..................        1,125
     1,000     Colonial Bancgroup, Inc.................       15,000
       139     Colonial Properties Trust...............        5,414
        53     Columbia Bancorp........................        1,251
       105     *Columbia Banking System, Inc...........        1,356
       900     b*Comdisco, Inc.........................           23
     1,637     Comerica, Inc...........................      100,512
       510     Commerce Bancorp, Inc...................       22,542
       584     Commerce Bancshares, Inc................       25,836
       225     Commerce Group, Inc.....................        8,899
       400     Commercial Federal Corp.................       11,600
       358     Commercial Net Lease Realty, Inc........        5,728
       100     Commonwealth Bancorp, Inc...............        2,967
       200     Community Bank System, Inc..............        6,450
       105     Community Banks, Inc....................        3,089
       300     Community First Bankshares, Inc.........        7,827
       106     Community Trust Bancorp, Inc............        2,980
     1,183     Compass Bancshares, Inc.................       39,749
       100     *CompuCredit Corp.......................          682
        84     Connecticut Bancshares, Inc.............        2,789
     2,486     *Conseco, Inc...........................        4,972
       400     Cornerstone Realty Income Trust, Inc....        4,520
       100     Corporate Office Properties Trust.......        1,459
        65     Correctional Properties Trust...........        1,430
       220     *Corrections Corp Of America............        3,806
       100     Corus Bankshares, Inc...................        4,592
       953     Countrywide Credit Industries, Inc......       45,982
       300     Cousins Properties, Inc.................        7,428
       100     CPB, Inc................................        4,595
       245     Crawford & Co (Class B).................        1,985
       100     *Credit Acceptance Corp.................        1,257
       100     *Creditrust Corp Escrow.................            0
       749     Crescent Real Estate Equities Co........       14,006
       200     Crown American Realty Trust.............        1,880
       229     *CSK Auto Corp..........................        3,192
       500     Cullen/Frost Bankers, Inc...............       17,975
        25     Curtiss-Wright Corp (Class B)...........        1,890
       262     CVB Financial Corp......................        5,950
       100     Delphi Financial Group, Inc (Class A)...        4,335
       515     Developers Diversified Realty Corp......       11,588
       206     Dime Community Bancshares...............        4,674

                       SEE NOTES TO FINANCIAL STATEMENTS
 16  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       249     Doral Financial Corp....................  $     8,314
       197     Downey Financial Corp...................        9,318
     1,200     Duke Realty Corp........................       34,740
     2,505     *E*trade Group, Inc.....................       13,677
        45     *Eagle Bancshares, Inc..................        1,169
       200     East West Bancorp, Inc..................        6,904
       100     Eastgroup Properties, Inc...............        2,560
       539     Eaton Vance Corp........................       16,817
       100     *Electro Rent Corp......................        1,299
       100     Entertainment Properties Trust..........        2,465
     3,835     Equity Office Properties Trust..........      115,434
     2,700     Equity Residential Properties Trust.....       77,625
       187     Erie Indemnity Co (Class A).............        7,575
       132     Essex Property Trust, Inc...............        7,220
       131     *Euronet Worldwide, Inc.................        2,095
       100     F & M Bancorp...........................        3,528
     9,164     Fannie Mae..............................      675,845
       100     Farmers Capital Bank Corp...............        3,525
        79     FBL Financial Group, Inc (Class A)......        1,750
       142     FBR Asset Investment Corp...............        4,736
        60     *Federal Agricultural Mortgage Corp
                 (Class C).............................        1,602
       300     Federal Realty Investment Trust.........        8,313
       743     Federated Investors, Inc (Class B)......       25,686
       408     FelCor Lodging Trust, Inc...............        7,487
       117     Fidelity Bankshares, Inc................        2,587
       928     Fidelity National Financial, Inc........       29,325
     4,672     Fifth Third Bancorp.....................      311,389
       100     Financial Federal Corp..................        3,310
        72     Financial Industries Corp...............        1,301
       100     Financial Institutions, Inc.............        3,786
       600     First American Corp.....................       13,800
       200     First Bancorp (Puerto Rico).............        7,540
        67     First Bancorp (North Carolina)..........        1,843
       100     First Busey Corp........................        2,221
       300     First Charter Corp......................        5,424
        55     First Citizens Bancshares, Inc (Class
                 A)....................................        6,082
       500     First Commonwealth Financial Corp.......        6,745
        44     First Community Bancorp.................        1,021
        66     First Community Bancshares..............        2,222
       100     First Essex Bancorp, Inc................        3,420
       159     First Federal Capital Corp..............        3,514
       315     First Financial Bancorp.................        6,165
       114     First Financial Bankshares, Inc.........        4,770
       150     First Financial Corp (Indiana)..........        7,713
       100     First Financial Holdings, Inc...........        3,274
       125     First Indiana Corp......................        2,721
       105     First Merchants Corp....................        3,150
       445     First Midwest Bancorp, Inc..............       12,362
        63     First National Corp.....................        1,903
       100     First Niagara Financial Group, Inc......        2,776
        39     First Oak Brook Bancshares, Inc.........        1,231
       100     First Place Financial Corp..............        1,991
        79     *First Republic Bank....................        2,173
       200     First Sentinel Bancorp, Inc.............        2,752
        25     First South Bancorp, Inc................          906
        37     First State Bancorp.....................          962
     1,161     First Tennessee National Corp...........       44,466
       445     First Virginia Banks, Inc...............       23,861
        51     Firstfed America Bancorp, Inc...........        1,214
       158     Firstfed Financial Corp.................        4,582
       753     FirstMerit Corp.........................       20,768
        30     *Five Star Quality Care, Inc............          168

   SHARES                                                   VALUE
   ------                                                   -----
     9,658     FleetBoston Financial Corp..............  $   312,436
       100     Flushing Financial Corp.................        2,049
       437     FNB Corp................................       12,000
        53     FNB Corp (Virginia).....................        1,614
        80     *Fpic Insurance Group, Inc..............        1,204
     1,570     Franklin Resources, Inc.................       66,945
     6,425     Freddie Mac.............................      393,210
       400     Fremont General Corp....................        1,672
       137     *Friedman, Billings, Ramsey Group,
                 Inc...................................        1,744
       148     Frontier Financial Corp.................        4,344
       200     b*Frontline Capital Group, Inc..........            1
     1,085     Fulton Financial Corp...................       20,539
        39     *Gabelli Asset Management, Inc (Class
                 A)....................................        1,424
       200     Gables Residential Trust................        6,386
       800     Gallagher (Arthur J.) & Co..............       27,720
       500     Gartner, Inc (Class A)..................        5,050
        91     *Gartner, Inc (Class B).................          855
       100     GBC Bancorp.............................        2,895
       600     General Growth Properties, Inc..........       30,600
       105     German American Bancorp.................        1,943
       101     Glacier Bancorp, Inc....................        2,475
        81     Gladstone Capital Corp..................        1,462
       210     Glenborough Realty Trust, Inc...........        4,977
       200     Glimcher Realty Trust...................        3,700
       200     Gold Banc Corp, Inc.....................        2,194
       683     Golden State Bancorp, Inc...............       24,759
     1,153     Golden West Financial Corp..............       79,303
     2,219     Goldman Sachs Group, Inc................      162,764
        47     Granite State Bankshares, Inc...........        1,542
        68     Great American Financial Resources,
                 Inc...................................        1,312
       100     Great Lakes Reit, Inc...................        1,898
        52     Great Southern Bancorp, Inc.............        2,070
       451     Greater Bay Bancorp.....................       13,873
       829     Greenpoint Financial Corp...............       40,704
        82     Hancock Holding Co......................        5,525
        80     *Hanmi Financial Corp...................        1,371
       200     Harbor Florida Bancshares, Inc..........        4,162
       316     Harleysville Group, Inc.................        8,760
       200     Harleysville National Corp..............        5,402
     2,277     Hartford Financial Services Group,
                 Inc...................................      135,413
        54     *Hawthorne Financial Corp...............        1,750
       572     HCC Insurance Holdings, Inc.............       15,072
       524     Health Care Property Investors, Inc.....       22,480
       339     Health Care Reit, Inc...................       10,153
       400     Healthcare Realty Trust, Inc............       12,800
       165     Heritage Property Investment Trust......        4,407
     1,500     Hibernia Corp (Class A).................       29,685
       500     Highwoods Properties, Inc...............       13,000
       300     Hilb, Rogal & Hamilton Co...............       13,575
       238     Home Properties Of New York, Inc........        9,030
       600     *Homestore, Inc.........................          864
       500     Hooper Holmes, Inc......................        4,000
       347     Horace Mann Educators Corp..............        6,478
       700     Hospitality Properties Trust............       25,550
     2,000     *Host Marriott Corp.....................       22,600
     4,269     Household International, Inc............      212,169
     1,100     HRPT Properties Trust...................        9,735
       698     Hudson City Bancorp, Inc................       13,890
       114     Hudson River Bancorp, Inc...............        3,077
       443     Hudson United Bancorp...................       12,652
        82     Humboldt Bancorp........................        1,378
     2,310     Huntington Bancshares, Inc..............       44,860
       362     IMPAC Mortgage Holdings, Inc............        4,880

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   17

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       477     Independence Community Bank Corp........  $    13,704
       100     Independent Bank Corp (Massachusetts)...        2,289
        89     Independent Bank Corp (Michigan)........        2,809
       557     *IndyMac Bancorp, Inc...................       12,633
       208     Innkeepers U.S.A. Trust.................        1,993
       200     *Insignia Financial Group, Inc..........        1,944
       339     *Instinet Group, Inc....................        2,210
       100     *Insurance Auto Auctions, Inc...........        1,950
       100     Integra Bank Corp.......................        2,240
        52     Interchange Financial Services Cp.......        1,443
       209     International Bancshares Corp...........        8,828
       452     *Investment Technology Group, Inc.......       14,780
       674     Investors Financial Services Corp.......       22,606
       200     Investors Real Estate Trust.............        2,132
       300     IRT Property Co.........................        3,822
       100     Irwin Financial Corp....................        2,010
       418     iStar Financial, Inc....................       11,913
        42     *Itla Capital Corp......................        1,247
       390     ITT Educational Services, Inc...........        8,502
       300     JDN Realty Corp.........................        3,750
       178     Jefferies Group, Inc....................        7,494
     1,381     Jefferson-Pilot Corp....................       64,907
     2,775     John Hancock Financial Services, Inc....       97,680
       146     John Nuveen Co (Class A)................        3,752
       300     *Jones Lang Lasalle, Inc................        7,410
    18,332     JP Morgan Chase & Co....................      621,821
       100     JP Realty, Inc..........................        2,665
        77     Kansas City Life Insurance Co...........        2,978
     3,919     Keycorp.................................      106,989
       100     Keystone Property Trust.................        1,587
       200     Kilroy Realty Corp......................        5,350
       850     Kimco Realty Corp.......................       28,467
       800     *Knight Trading Group, Inc..............        4,192
       178     Koger Equity, Inc.......................        3,435
       312     Kramont Realty Trust....................        4,989
     1,264     *La Quinta Corp.........................        9,164
       400     *LaBranche & Co, Inc....................        9,160
       105     Lakeland Bancorp, Inc...................        2,323
        46     Lakeland Financial Corp.................        1,327
       200     Landamerica Financial Group, Inc........        6,300
       592     Legg Mason, Inc.........................       29,209
     2,289     Lehman Brothers Holdings, Inc...........      143,108
       331     Leucadia National Corp..................       10,479
       200     Lexington Corporate Properties Trust....        3,300
       200     Liberty Corp............................        7,970
     1,700     Lincoln National Corp...................       71,400
       200     LNR Property Corp.......................        6,900
       177     *Local Financial Corp...................        2,887
        77     LSB Bancshares, Inc.....................        1,540
       129     LTC Properties, Inc.....................        1,097
       727     M & T Bank Corp.........................       62,348
        61     Macatawa Bank Corp......................        1,326
       300     Macerich Co.............................        9,300
       400     Mack-Cali Realty Corp...................       14,060
       166     MAF Bancorp, Inc........................        6,242
       100     Main Street Banks, Inc..................        2,068
        51     Mainsource Financial Group, Inc.........        1,234
       100     Manufactured Home Communities, Inc......        3,510
        77     *Markel Corp............................       15,169
     2,620     Marsh & McLennan Cos, Inc...............      253,092
     1,953     Marshall & Ilsley Corp..................       60,406
        35     MASSBANK Corp...........................        1,238

   SHARES                                                   VALUE
   ------                                                   -----
       100     MB Financial, Inc.......................  $     3,346
     1,358     MBIA, Inc...............................       76,768
     6,531     MBNA Corp...............................      215,980
        62     Medford Bancorp, Inc....................        2,159
     4,058     Mellon Financial Corp...................      127,543
       643     Mercantile Bankshares Corp..............       26,382
        36     Merchants Bancshares, Inc...............        1,023
       237     Mercury General Corp....................       11,495
       300     Meristar Hospitality Corp...............        4,575
     8,010     Merrill Lynch & Co, Inc.................      324,405
       270     Metris Cos, Inc.........................        2,244
     2,733     Metlife, Inc............................       78,710
       838     MGIC Investment Corp....................       56,816
        35     Microfinancial, Inc.....................          273
       100     Mid Atlantic Realty Trust...............        1,760
       100     Mid-America Apartment Communities,
                 Inc...................................        2,675
       200     Mid-State Bancshares....................        3,860
        35     Midland Co..............................        1,766
        57     Midwest Banc Holdings, Inc..............        1,704
       200     Mills Corp..............................        6,200
       114     Mission West Properties, Inc............        1,390
        43     Mississippi Valley Bancshares, Inc......        2,224
       400     MONY Group, Inc.........................       13,604
    10,187     Morgan Stanley Dean Witter & Co.........      438,856
     5,639     National City Corp......................      187,497
     1,890     National Commerce Financial Corp........       49,707
       200     National Health Investors, Inc..........        3,200
        54     National Health Realty, Inc.............          991
       208     National Penn Bancshares, Inc...........        5,450
        19     *National Western Life Insurance Co
                 (Class A).............................        2,184
       190     Nationwide Financial Services, Inc
                 (Class A).............................        7,505
       400     Nationwide Health Properties, Inc.......        7,500
        37     *Navigators Group, Inc..................          991
        48     NBC Capital Corp........................        1,824
       274     NBT Bancorp, Inc........................        4,951
       400     *NetBank, Inc...........................        4,660
       515     Neuberger Berman, Inc...................       18,849
       100     New Century Financial Corp..............        3,497
       871     New Plan Excel Realty Trust.............       18,143
       200     *NextCard, Inc..........................            3
     1,507     North Fork Bancorp, Inc.................       59,994
     1,803     Northern Trust Corp.....................       79,440
       200     Northwest Bancorp, Inc..................        2,642
        95     Novastar Financial, Inc.................        3,396
       939     New York Community Bancorp, Inc.........       25,447
       150     OceanFirst Financial Corp...............        3,621
       300     *Ocwen Financial Corp...................        1,650
       154     Odyssey Re Holdings Corp................        2,678
       468     *Ohio Casualty Corp.....................        9,781
       546     Old National Bancorp....................       13,896
     1,100     Old Republic International Corp.........       34,650
        47     Old Second Bancorp, Inc.................        1,727
       100     Omega Financial Corp....................        3,651
       110     Oriental Financial Group, Inc...........        2,790
        61     *OSI Systems, Inc.......................        1,210
       321     Pacific Capital Bancorp.................        7,665
       100     Pacific Northwest Bancorp...............        3,132
        97     *Pacific Union Bank.....................        1,696
       243     Pan Pacific Retail Properties, Inc......        8,306
       100     Park National Corp......................        8,600
        44     Parkvale Financial Corp.................        1,260
       100     Parkway Properties, Inc.................        3,638
        27     Peapack Gladstone Financial Corp........        1,652

                       SEE NOTES TO FINANCIAL STATEMENTS
 18  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
        45     Pennfed Financial Services, Inc.........  $     1,256
        58     Pennrock Financial Services Corp........        1,897
       100     Pennsylvania Real Estate Investment
                 Trust.................................        2,711
        72     Peoples Bancorp, Inc....................        2,057
       200     People's Bank...........................        5,222
        51     Peoples Holding Co......................        2,091
       100     PFF Bancorp, Inc........................        3,840
       103     *Philadelphia Consolidated Holding
                 Corp..................................        4,670
       922     Phoenix Cos, Inc........................       16,919
        61     *Pico Holdings, Inc.....................        1,011
       100     PMA Capital Corp (Class A)..............        2,115
       806     PMI Group, Inc..........................       30,789
     2,618     PNC Financial Services Group, Inc.......      136,869
     1,282     Popular, Inc............................       43,178
       100     Port Financial Corp.....................        4,009
       300     Post Properties, Inc....................        9,048
       253     Prentiss Properties Trust...............        8,033
       200     Presidential Life Corp..................        4,054
        46     *Prime Group Realty Trust...............          299
     2,828     *Principal Financial Group..............       87,668
        33     Privatebancorp, Inc.....................          995
       196     *ProAssurance Corp......................        3,450
     1,771     Progressive Corp........................      102,452
     1,477     Prologis Trust..........................       38,402
       101     Prosperity Bancshares, Inc..............        1,840
       631     Protective Life Corp....................       20,886
       215     Provident Bankshares Corp...............        5,093
       387     Provident Financial Group, Inc..........       11,227
     2,458     *Providian Financial Corp...............       14,453
     5,760     *Prudential Financial, Inc..............      192,154
       112     PS Business Parks, Inc..................        3,914
       914     Public Storage, Inc.....................       33,909
       100     R & G Financial Corp (Class B)..........        2,371
       827     Radian Group, Inc.......................       40,399
       143     RAIT Investment Trust...................        3,393
        74     Ramco-Gershenson Properties.............        1,491
       300     Raymond James Financial, Inc............        8,541
       300     Realty Income Corp......................       11,076
       403     Reckson Associates Realty Corp..........       10,035
       100     Redwood Trust, Inc......................        3,150
       200     Regency Centers Corp....................        5,930
     2,165     Regions Financial Corp..................       76,100
       350     Reinsurance Group Of America, Inc.......       10,787
       473     Republic Bancorp, Inc...................        7,067
       100     Republic Bancorp, Inc (Kentucky) (Class
                 A)....................................        1,179
       115     Resource America, Inc (Class A).........        1,212
       300     RFS Hotel Investors, Inc................        4,062
       100     Riggs National Corp.....................        1,491
       100     RLI Corp................................        5,100
       690     Roslyn Bancorp, Inc.....................       15,063
       690     Rouse Co................................       22,770
       200     S & T Bancorp, Inc......................        5,400
     1,183     Safeco Corp.............................       36,543
       250     Sandy Spring Bancorp, Inc...............        8,038
       100     Santander Bancorp.......................        1,705
       100     Saul Centers, Inc.......................        2,590
       258     *Saxon Capital, Inc.....................        4,198
    10,164     Charles Schwab Corp.....................      113,837
        14     Scpie Holdings, Inc.....................           85
        31     Seacoast Banking Corp Of Florida........        1,790
       200     Seacoast Financial Services Corp........        5,014
       100     Second Bancorp, Inc.....................        2,730

   SHARES                                                   VALUE
   ------                                                   -----
       680     SEI Investments Co......................  $    19,156
       237     Selective Insurance Group, Inc..........        6,714
       418     Senior Housing Properties Trust.........        6,563
       400     *Silicon Valley Bancshares..............       10,544
        54     Simmons First National Corp (Class A)...        2,300
     1,200     Simon Property Group, Inc...............       44,208
       105     Sizeler Property Investors..............        1,147
       641     Sky Financial Group, Inc................       13,557
       242     SL Green Realty Corp....................        8,627
     1,355     Slm Corp................................      131,300
       700     *SoundView Technology Group, Inc........        1,190
       400     South Financial Group, Inc..............        8,964
     3,204     SouthTrust Corp.........................       83,688
        47     Southwest Bancorp, Inc..................        1,302
       200     *Southwest Bancorp Of Texas, Inc........        7,244
     2,400     Sovereign Bancorp, Inc..................       35,880
       100     Sovran Self Storage, Inc................        3,417
       100     St. Francis Capital Corp................        2,479
       200     St. Joe Co..............................        6,004
     1,900     St. Paul Cos, Inc.......................       73,948
       333     Stancorp Financial Group, Inc...........       18,482
     1,988     Starwood Hotels & Resorts Worldwide,
                 Inc...................................       65,385
       100     State Auto Financial Corp...............        1,640
        67     State Bancorp, Inc......................        1,176
     3,009     State Street Corp.......................      134,502
       578     Staten Island Bancorp, Inc..............       11,098
        64     Sterling Bancorp........................        2,285
       300     Sterling Bancshares, Inc................        4,431
       105     Sterling Financial Corp
                 (Pennsylvania)........................        2,621
       106     *Sterling Financial Corp (Spokane)......        2,108
       100     *Stewart Information Services Corp......        2,055
     2,046     Stilwell Financial, Inc.................       37,237
        29     Student Loan Corp.......................        2,402
        88     Suffolk Bancorp.........................        3,212
        48     Summit Bancshares, Inc..................        1,166
       200     Summit Properties, Inc..................        4,670
        45     Sun Bancorp, Inc........................        1,102
       136     Sun Communities, Inc....................        5,678
     2,296     Suntrust Banks, Inc.....................      155,485
        64     Superior Financial Corp.................        1,226
       400     Susquehanna Bancshares, Inc.............        9,084
       121     SWS Group, Inc..........................        2,374
     2,716     Synovus Financial Corp..................       74,744
       200     *Syntroleum Corp........................          576
       984     T Rowe Price Group, Inc.................       32,354
       300     Taubman Centers, Inc....................        4,575
       700     TCF Financial Corp......................       34,370
       135     Texas Regional Bancshares, Inc (Class
                 A)....................................        6,569
       262     Thornburg Mortgage, Inc.................        5,156
        78     Three Rivers Bancorp, Inc...............        1,389
        49     Tompkins Trustco, Inc...................        2,386
     1,117     Torchmark Corp..........................       42,669
       100     Town & Country Trust....................        2,240
       200     *Trammell Crow Co.......................        2,890
       250     Transatlantic Holdings, Inc.............       20,000
     2,474     *Travelers Property Casualty Corp (Class
                 A)....................................       43,790
        73     *Triad Guaranty, Inc....................        3,178
        46     Trico Bancshares........................        1,218
       827     Trizec Properties, Inc..................       13,943
        38     Troy Financial Corp.....................        1,144
       171     Trust Co Of New Jersey..................        4,395
       626     Trustco Bank Corp Ny....................        8,244
       391     Trustmark Corp..........................        9,990

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   19

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       180     U.S. Restaurant Properties, Inc.........  $     2,983
       110     U.S.B. Holding Co, Inc..................        2,266
       185     UCBH Holdings, Inc......................        7,032
       354     *UICI...................................        7,151
       151     UMB Financial Corp......................        7,077
       183     Umpqua Holdings Corp....................        3,382
        69     Union Bankshares Corp...................        1,824
     1,901     Union Planters Corp.....................       61,535
       480     UnionBanCal Corp........................       22,488
       337     United Bankshares, Inc..................        9,901
       152     United Community Banks, Inc.............        4,502
       400     United Community Financial Corp.........        3,744
       987     United Dominion Realty Trust, Inc.......       15,545
        67     United Fire & Casualty Co...............        2,531
       100     United National Bancorp.................        2,300
       484     *United Rentals, Inc....................       10,551
       600     *UnitedGlobalcom, Inc (Class A).........        1,650
       400     Unitrin, Inc............................       14,308
       215     *Universal American Financial Corp......        1,415
       100     Universal Health Realty Income Trust....        2,640
       232     Unizan Financial Corp...................        4,967
     2,200     UnumProvident Corp......................       55,990
       113     Urstadt Biddle Properties, Inc (Class
                 A)....................................        1,288
    17,758     U.S. Bancorp............................      414,649
       920     Valley National Bancorp.................       25,576
       283     Vesta Insurance Group, Inc..............        1,211
       106     *VIB Corp...............................        1,379
        67     Virginia Financial Group, Inc...........        2,148
        42     Vista Bancorp, Inc......................        1,133
       662     Vornado Realty Trust....................       30,584
       245     W Holding Co, Inc.......................        5,929
    12,592     Wachovia Corp...........................      480,763
       802     Waddell & Reed Financial, Inc (Class
                 A)....................................       18,382
        33     Warwick Community Bancorp...............          991
       708     Washington Federal, Inc.................       17,884
     8,989     Washington Mutual, Inc..................      333,582
       338     Washington Real Estate Investment
                 Trust.................................        9,768
        90     Washington Trust Bancorp, Inc...........        2,132
       261     Waypoint Financial Corp.................        5,103
       469     Webster Financial Corp..................       17,935
       420     Weingarten Realty Investors.............       14,868
    15,738     Wells Fargo & Co........................      787,844
        48     *Wellsford Real Properties, Inc.........          994
       200     Wesbanco, Inc...........................        4,742
        10     Wesco Financial Corp....................        3,016
       200     West Coast Bancorp......................        3,430
       300     Westamerica Bancorp.....................       11,754
       121     Westcorp................................        3,866
        90     *WFS Financial, Inc.....................        2,467
       400     Whitney Holding Corp....................       12,296
       600     Wilmington Trust Corp...................       18,300
       100     Winston Hotels, Inc.....................          976
       100     Wintrust Financial Corp.................        3,457
       100     *World Acceptance Corp..................          840
       100     WSFS Financial Corp.....................        2,587
     1,200     *Wyndham International, Inc (Class A)...        1,392
        54     Yardville National Bancorp..............        1,077
       100     Zenith National Insurance Corp..........        3,185
       844     Zions Bancorp...........................       43,972
                                                         -----------
               TOTAL FINANCIAL SERVICES                   20,109,979
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--14.25%
       100     *3 Dimensional Pharmaceuticals, Inc.....  $       445
       100     *aaiPharma, Inc.........................        2,248
    14,393     Abbott Laboratories.....................      541,896
       745     *Abgenix, Inc...........................        7,301
       100     *Abiomed, Inc...........................          848
       271     *Accredo Health, Inc....................       12,504
       309     *Adolor Corp............................        3,479
       678     *AdvancePCS.............................       16,231
        82     Advanced Neuromodulation Systems, Inc...        2,501
       500     *Advanced Tissue Sciences, Inc..........          720
        42     *Advisory Board Co/The..................        1,522
     1,342     Aetna, Inc..............................       64,376
       403     *Affymetrix, Inc........................        9,668
       100     *Aksys Ltd..............................          690
       200     *Albany Molecular Research, Inc.........        4,228
       100     *Alexion Pharmaceuticals, Inc...........        1,515
       100     *Align Technology, Inc..................          404
       502     *Alkermes, Inc..........................        8,037
     1,235     Allergan, Inc...........................       82,436
       107     *Alliance Imaging, Inc..................        1,445
       211     *Allos Therapeutics, Inc................        1,907
       200     *Allscripts Healthcare Solutions, Inc...          748
       334     Alpharma, Inc (Class A).................        5,671
       190     *American Medical Systems Holdings,
                 Inc...................................        3,811
        72     *American Healthways, Inc...............        1,282
        82     *American Pharmaceutical Partners,
                 Inc...................................        1,014
        88     *AMERIGROUP Corp........................        2,401
       200     *Ameripath, Inc.........................        4,800
       964     AmerisourceBergen Corp..................       73,264
     9,621     Amgen, Inc..............................      402,927
       128     *AMN Healthcare Services, Inc...........        4,481
       188     *Amsurg Corp............................        4,937
       600     *Amylin Pharmaceuticals, Inc............        6,564
       570     *Andrx Corp.............................       15,373
       950     *Anthem, Inc............................       64,106
       100     *Antigenics, Inc........................          985
       100     *Aphton Corp............................          750
       934     *Apogent Technologies, Inc..............       19,212
     1,953     Applera Corp (Applied Biosystems
                 Group)................................       38,064
       644     *Applera Corp (Celera Genomics Group)...        7,728
       100     *Applied Molecular Evolution............          578
       400     *Apria Healthcare Group, Inc............        8,960
       111     *Arena Pharmaceuticals, Inc.............          932
       200     *Ariad Pharmaceuticals, Inc.............          832
       243     *Arqule, Inc............................        1,640
       100     *Array Biopharma, Inc...................          964
        86     Arrow International, Inc................        3,358
       200     *Arthrocare Corp........................        2,572
       229     *Atherogenics, Inc......................        1,642
       188     *Atrix Laboratories, Inc................        4,183
       200     *ATS Medical, Inc.......................          110
       100     *AVI Biopharma, Inc.....................          294
       200     *Avigen, Inc............................        1,882
       394     Bard (C.R.), Inc........................       22,293
       255     *Barr Laboratories, Inc.................       16,200
       460     Bausch & Lomb, Inc......................       15,571
     5,584     Baxter International, Inc...............      248,209
       500     Beckman Coulter, Inc....................       24,950
     2,463     Becton Dickinson & Co...................       84,850
       111     *Benthley Pharmaceuticals, Inc..........        1,288
       900     *Beverly Enterprises, Inc...............        6,849
       156     *Bio-Rad Laboratories, Inc (Class A)....        7,100

                       SEE NOTES TO FINANCIAL STATEMENTS
 20  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       500     *Bio-Technology General Corp............  $     3,005
     1,486     *Biogen, Inc............................       61,565
       200     *BioMarin Pharmaceutical, Inc...........        1,044
     2,466     Biomet, Inc.............................       66,878
       100     *Biopure Corp...........................          765
       100     *Biosite, Inc...........................        2,815
       100     *Bone Care International, Inc...........          586
     2,981     *Boston Scientific Corp.................       87,403
    17,821     Bristol-Myers Squibb Co.................      458,000
       100     *Britesmile, Inc........................          237
       104     *Bruker Daltonics, Inc..................          411
       220     *Caliper Technologies Corp..............        1,837
        61     *Cantel Medical Corp....................        1,122
       504     *Cardiac Science, Inc...................        1,991
     4,192     Cardinal Health, Inc....................      257,431
       300     *Cardiodynamics International Corp......        1,116
     2,000     *Caremark Rx, Inc.......................       33,000
       700     *Celgene Corp...........................       10,710
       300     *Cell Genesys, Inc......................        4,047
       200     *Cell Pathways, Inc.....................          300
       300     *Cell Therapeutics, Inc.................        1,638
        46     *Centene Corp...........................        1,425
       409     *Cephalon, Inc..........................       18,487
       209     *Cepheid, Inc...........................        1,166
       222     *Cerner Corp............................       10,618
        77     *Cerus Corp.............................        2,609
       386     *Charles River Laboratories
                 International, Inc....................       13,529
        47     *Chattem, Inc...........................        1,481
       857     *Chiron Corp............................       30,295
       107     *Cholestech Corp........................        1,129
     1,191     Cigna Corp..............................      116,027
       108     *Cima Labs, Inc.........................        2,605
       100     *Ciphergen Biosystems, Inc..............          353
       100     *Cobalt Corp............................        2,280
       265     *Coherent, Inc..........................        7,947
       200     *Columbia Laboratories, Inc.............        1,200
       434     *Community Health Systems, Inc..........       11,631
       100     *Conceptus, Inc.........................        1,649
       450     *Conmed Corp............................       10,049
       300     *Connetics Corp.........................        3,876
       100     Cooper Cos, Inc.........................        4,710
       400     *Corixa Corp............................        2,740
        60     *Corvel Corp............................        2,010
       500     *Covance, Inc...........................        9,375
       401     *Coventry Health Care, Inc..............       11,396
       296     *Cross County, Inc......................       11,189
       151     *Cryolife, Inc..........................        2,425
       200     *Cubist Pharmaceuticals, Inc............        1,882
       360     *CuraGen Corp...........................        2,027
        94     *Curative Health Services, Inc..........        1,577
       230     *Curis, Inc.............................          281
       200     *CV Therapeutics, Inc...................        3,724
       200     *Cyberonics, Inc........................        2,624
     1,100     *Cytyc Corp.............................        8,382
       118     D&K Healthcare Resources, Inc...........        4,161
       100     Datascope Corp..........................        2,764
       712     *DaVita, Inc............................       16,946
       328     *Decode Genetics, Inc...................        1,535
       100     *Deltagen, Inc..........................          245
       114     *Dendreon Corp..........................          241
       200     *Dendrite International, Inc............        1,934
       641     Dentsply International, Inc.............       23,659

   SHARES                                                   VALUE
   ------                                                   -----
       200     Diagnostic Products Corp................  $     7,400
        76     *Dianon Systems, Inc....................        4,060
       100     *Digene Corp............................        1,176
       188     *Diversa Corp...........................        1,871
       241     *Durect Corp............................        1,928
       100     *Dusa Pharmaceuticals, Inc..............          290
       100     *DVI, Inc...............................        1,930
        64     *Dyax Corp..............................          250
       318     *Eclipsys Corp..........................        2,086
        14     *Eden Bioscience Corp...................           28
       548     *Edwards Lifesciences Corp..............       12,714
        66     *Embrex, Inc............................        1,381
       200     *Endo Pharmaceuticals Holdings, Inc.....        1,400
       100     *Endocare, Inc..........................        1,321
       220     *Enzo Biochem, Inc......................        3,153
       400     *Enzon, Inc.............................        9,844
        90     *Eon Labs, Inc..........................        1,601
       114     *Epix Medical, Inc......................        1,203
        49     *eResearch Technology, Inc..............        1,241
       200     *Esperion Therapeutics, Inc.............        1,086
       253     *Exelixis, Inc..........................        1,905
       582     *Express Scripts, Inc (Class A).........       29,164
       909     *First Health Group Corp................       25,488
       175     *First Horizon Pharmaceutical...........        3,621
       500     Fisher Scientific International, Inc....       14,000
     1,608     *Forest Laboratories, Inc...............      113,846
       135     *Genaissance Pharmaceuticals............          178
       200     *Gene Logic, Inc........................        2,800
       100     *Genencor International, Inc............          979
     2,030     *Genentech, Inc.........................       68,005
       257     *Genesis Health Ventures, Inc...........        5,163
       100     *Genstar Therapeutics Corp..............           36
       200     *Genta, Inc.............................        1,658
       280     *Genzyme Corp (Biosurgery Division).....        1,268
     1,787     *Genzyme Corp (General Division)........       34,382
       100     *Genzyme Corp (Molecular Oncology
                 Division).............................          252
       200     *Geron Corp.............................          916
     1,585     *Gilead Sciences, Inc...................       52,115
     2,815     *Guidant Corp...........................       85,097
       158     *Guilford Pharmaceuticals, Inc..........        1,191
       151     *Haemonetics Corp.......................        4,409
       177     *Hanger Orthopedic Group, Inc...........        2,689
       100     *Harvard Bioscience, Inc................          559
     4,535     HCA, Inc................................      215,413
     2,200     *Health Management Associates, Inc
                 (Class A).............................       44,330
       925     *Health Net, Inc........................       24,762
        85     Healthcare Services Group...............        1,313
       100     *HealthExtras, Inc......................          507
     3,600     *Healthsouth Corp.......................       46,044
        72     *Healthtronics Surgical Services, Inc...        1,259
       100     *Hemispherx Biopharma, Inc..............          250
       368     *Henry Schein, Inc......................       16,376
       474     Hillenbrand Industries, Inc.............       26,615
       177     *Hologic, Inc...........................        2,561
     1,297     *Human Genome Sciences, Inc.............       17,380
     1,500     *Humana, Inc............................       23,445
       100     *Hyseq, Inc.............................          227
       249     *I-many, Inc............................          685
       700     ICN Pharmaceuticals, Inc................       16,947
       431     *Icos Corp..............................        7,310
        63     *ICU Medical, Inc.......................        1,947
     1,034     *IDEC Pharmaceuticals Corp..............       36,655
       300     *Idexx Laboratories, Inc................        7,737

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   21

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       100     *IDX Systems Corp.......................  $     1,302
       100     *Igen International, Inc................        3,150
       300     *Ilex Oncology, Inc.....................        4,227
       200     *Illumina, Inc..........................        1,344
       512     *ImClone Systems, Inc...................        4,452
        57     *Immucor, Inc...........................        1,338
       200     *Immune Response Corp...................           70
     3,004     *Immunex Corp...........................       67,109
       300     *Immunogen, Inc.........................          807
       300     Immunomedics, Inc.......................        1,563
       137     *Impath, Inc............................        2,459
       200     *Impax Laboratories, Inc................        1,498
     2,657     IMS Health, Inc.........................       47,693
       100     *Inamed Corp............................        2,672
       500     *Incyte Genomics, Inc...................        3,635
       267     *Indevus Pharmaceuticals, Inc...........          310
       400     *Inhale Therapeutic Systems, Inc........        3,796
       300     *Inkine Pharmaceutical Co, Inc..........          255
       245     *Insmed, Inc............................          343
       159     *Integra LifeSciences Holding...........        3,458
       200     *Integrated Silicon Solution, Inc.......        1,784
       314     *InterMune, Inc.........................        6,625
       158     *Interpore International................        1,528
       328     *Intuitive Surgical, Inc................        2,778
       216     Invacare Corp...........................        7,992
        39     *Inverness Medical Innovations, Inc.....          788
       492     *Invitrogen Corp........................       15,749
       400     *Isis Pharmaceuticals, Inc..............        3,804
     1,394     *IVAX Corp..............................       15,055
    27,732     Johnson & Johnson.......................    1,449,274
       100     *Kendle International, Inc..............        1,360
        66     *Kensey Nash Corp.......................        1,069
       100     *Keryx Biopharmaceuticals, Inc..........          227
       103     *Kindred Healthcare, Inc................        4,580
     2,281     *King Pharmaceuticals, Inc..............       50,752
        60     *KOS Pharmaceuticals, Inc...............        1,221
       100     *Kosan Biosciences, Inc.................          871
       188     *KV Pharmaceutical Co (Class A).........        5,076
       338     *La Jolla Pharmaceutical Co.............        2,113
        48     *LabOne, Inc............................        1,248
     1,311     *Laboratory Corp Of America Holdings....       59,847
        59     Landauer, Inc...........................        2,291
       100     *Large Scale Biology Corp...............          218
       300     *Lexicon Genetics, Inc..................        1,467
       384     *LifePoint Hospitals, Inc...............       13,943
       299     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................        4,336
     8,900     Lilly (Eli) & Co........................      501,960
       885     *Lincare Holdings, Inc..................       28,586
        82     *Luminex Corp...........................          616
       200     *Macrochem Corp.........................          350
       173     *Magellan Health Services, Inc..........          173
       922     *Manor Care, Inc........................       21,206
       112     *Martek Biosciences Corp................        2,343
       141     *Maximus, Inc...........................        4,470
       317     *Maxygen, Inc...........................        3,797
     2,575     McKesson Corp...........................       84,203
       100     *Med-Design Corp........................        1,294
       600     *Medarex, Inc...........................        4,452
        71     *Medical Staffing Network Holdings,
                 Inc...................................        1,740
       247     *Medicines Co...........................        3,046
       300     *Medicis Pharmaceutical Corp (Class
                 A)....................................       12,828
     2,415     *Medimmune, Inc.........................       63,756

   SHARES                                                   VALUE
   ------                                                   -----
       136     *MedQuist, Inc..........................  $     3,622
    11,190     Medtronic, Inc..........................      479,492
       185     Mentor Corp.............................        6,791
    20,839     Merck & Co, Inc.........................    1,055,287
        31     *Meridian Medical Technologies, Inc.....        1,119
       105     *Merit Medical Systems, Inc.............        2,166
       200     *MGI Pharma, Inc........................        1,412
       433     *Mid Atlantic Medical Services, Inc.....       13,575
     2,594     *Millennium Pharmaceuticals, Inc........       31,517
       552     *Millipore Corp.........................       17,653
       210     *MIM Corp...............................        2,539
       100     *Miravant Medical Technologies..........           53
       100     *Molecular Devices Corp.................        1,780
       143     *Mright Medical Group, Inc..............        2,883
       338     *Mykrolis Corp..........................        3,992
     1,283     Mylan Laboratories, Inc.................       40,222
       175     *Myriad Genetics, Inc...................        3,560
       300     *Nabi Biopharmaceuticals................        1,611
       100     *Nanogen, Inc...........................          350
       176     *Napro Biotherapeutics, Inc.............        1,155
        72     *Nastech Pharmaceutical Co..............        1,183
       100     *National Healthcare Corp...............        2,125
        83     *Neopharm, Inc..........................        1,043
       100     *Neose Technologies, Inc................        1,090
       259     *Neurocrine Biosciences, Inc............        7,420
       100     *Neurogen Corp..........................        1,169
        34     *North American Scientific..............          347
       200     *Noven Pharmaceuticals, Inc.............        5,100
       200     *NPS Pharmaceuticals, Inc...............        3,064
       155     *Ocular Sciences, Inc...................        4,108
       109     *Odyssey Healthcare, Inc................        3,951
       147     *Omega Healthcare Investors, Inc........        1,114
       719     Omnicare, Inc...........................       18,881
       200     *On Assignment, Inc.....................        3,560
       138     *Onyx Pharmaceuticals, Inc..............          796
       125     *Option Care, Inc.......................        1,718
       191     *OraSure Technologies, Inc..............        1,242
       300     *Organogenesis, Inc.....................           60
       358     *Orthodontic Centers Of America, Inc....        8,252
       293     *Orthologic Corp........................        1,620
       300     *OSI Pharmaceuticals, Inc...............        7,206
       300     Owens & Minor, Inc......................        5,928
       800     *Oxford Health Plans, Inc...............       37,168
       300     *Pacificare Health Systems, Inc.........        8,160
       100     *Pain Therapeutics, Inc.................          836
     1,043     Pall Corp...............................       21,642
       100     *Paradigm Genetics, Inc.................          139
       200     *Parexel International Corp.............        2,782
       456     *Patterson Dental Co....................       22,950
        76     *PDI, Inc...............................        1,177
       218     *Pediatrix Medical Group, Inc...........        5,450
       300     *Per-Se Technologies, Inc...............        2,760
       800     *Peregrine Pharmaceuticals, Inc.........          936
    57,477     Pfizer, Inc.............................    2,011,695
       400     *Pharmaceutical Product Development,
                 Inc...................................       10,536
       229     *Pharmaceutical Resources, Inc..........        6,362
    11,970     Pharmacia Corp..........................      448,277
       200     *Pharmacopeia, Inc......................        1,704
       100     *PolyMedica Corp........................        2,554
       100     *Possis Medical, Inc....................        1,235
       200     *Pozen, Inc.............................        1,036
        96     *Practiceworks, Inc.....................        1,771
       380     *Praecis Pharmaceuticals, Inc...........        1,322

                       SEE NOTES TO FINANCIAL STATEMENTS
 22  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       115     *Prime Medical Services, Inc............  $     1,336
       200     *Priority Healthcare Corp (Class B).....        4,700
       200     *ProcureNet, Inc........................           30
       100     *Progenics Pharmaceuticals..............        1,229
       754     *Protein Design Labs, Inc...............        8,188
       675     *Province Healthcare Co.................       15,093
       600     *PSS World Medical, Inc.................        4,860
       249     *Quadramed Corp.........................        1,741
       627     *Quest Diagnostics, Inc.................       53,953
       235     *Quidel Corp............................        1,619
       908     *Quintiles Transnational Corp...........       11,341
       192     *Quovadx, Inc...........................        1,206
       175     *Radiologix, Inc........................        2,669
       200     *Regeneron Pharmaceuticals, Inc.........        2,902
       100     *RehabCare Group, Inc...................        2,403
       460     *Renal Care Group, Inc..................       14,329
       314     *Resmed, Inc............................        9,232
       282     *Respironics, Inc.......................        9,602
       238     *Ribapharm, Inc.........................        2,163
       100     *Ribozyme Pharmaceuticals, Inc..........          138
       200     *Rigel Pharmaceuticals, Inc.............          730
       163     *Salix Pharmaceuticals Ltd..............        2,487
       200     *Sangstat Medical Corp..................        4,596
    13,587     Schering-Plough Corp....................      334,240
       396     *Scios, Inc.............................       12,122
       100     *Seattle Genetics, Inc..................          521
       100     *Select Medical Corp....................        1,566
       637     *Sepracor, Inc..........................        6,083
       300     *Sequenom, Inc..........................        1,059
       199     *Serologicals Corp......................        3,640
     2,500     *Service Corp International.............       12,075
       675     SICOR, Inc..............................       12,515
       200     *Sierra Health Services, Inc............        4,470
       100     *Sangamo Biosciences, Inc...............          588
       168     *Sola International, Inc................        1,932
       100     *SonoSite, Inc..........................        1,443
        76     *Spacelabs Medical, Inc.................        1,079
       842     St. Jude Medical, Inc...................       62,182
       200     *Stericycle, Inc........................        7,082
       600     *Steris Corp............................       11,466
       800     *Stewart Enterprises, Inc (Class A).....        5,096
     1,285     Stryker Corp............................       68,760
       164     *Sunrise Assisted Living, Inc...........        4,395
       200     *Supergen, Inc..........................        1,452
       100     *SurModics, Inc.........................        2,599
       300     *Sybron Dental Specialties, Inc.........        5,550
       174     *Syncor International Corp..............        5,481
       176     *Tanox, Inc.............................        1,906
       300     *Targeted Genetics Corp.................          324
       400     *Techne Corp............................       11,288
       200     *Telik, Inc.............................        2,500
     3,112     Tenet Healthcare Corp...................      222,664
       300     *Texas Biotechnology Corp...............        1,170
       300     *Theragenics Corp.......................        2,529
       203     *Therasense, Inc........................        3,749
       100     *Third Wave Technologies, Inc...........          224
       283     *Thoratec Corp..........................        2,544
       100     *Transgenomic, Inc......................          252
       277     *Transkaryotic Therapies, Inc...........        9,986
       669     *Triad Hospitals, Inc...................       28,352
       300     *Triangle Pharmaceuticals, Inc..........          813
       331     *Trigon Healthcare, Inc.................       33,292

   SHARES                                                   VALUE
   ------                                                   -----
       148     *Trimeris, Inc..........................  $     6,570
       200     *TriPath Imaging, Inc...................          874
       351     *Tularik, Inc...........................        3,219
       171     *Umilab Corp............................        4,684
       139     *United Surgical Partners International,
                 Inc...................................        4,306
       100     *United Therapeutics Corp...............        1,236
     2,567     UnitedHealth Group, Inc.................      235,009
       396     Universal Health Services, Inc (Class
                 B)....................................       19,404
        80     *Urologix, Inc..........................        1,023
       674     *U.S. Oncology, Inc.....................        5,614
       200     *Valentis, Inc..........................          268
       625     Varian Medical Systems, Inc.............       25,344
       283     *Varian, Inc............................        9,325
        23     *Vaxgen, Inc............................          127
       164     *VCA Antech, Inc........................        2,552
       100     *Ventana Medical Systems, Inc...........        2,195
       500     Ventas, Inc.............................        6,375
        66     *Ventiv Health, Inc.....................          186
       100     *Versicor, Inc..........................        1,345
       695     *Vertex Pharmaceuticals, Inc............       11,315
       204     *Viasys Healthcare, Inc.................        3,560
       200     *Vical, Inc.............................        1,056
       200     *Vion Pharmaceuticals, Inc..............           78
       232     *Viropharma, Inc........................          332
       400     *Visx, Inc..............................        4,360
       328     *VitalWorks, Inc........................        2,690
       302     *Vivus, Inc.............................        2,045
     1,200     *Waters Corp............................       32,040
     1,006     *Watson Pharmaceuticals, Inc............       25,422
       167     *Watson Wyatt & Co Holdings.............        4,045
     2,698     *WebMD Corp.............................       15,190
     1,337     *Wellpoint Health Networks, Inc.........      104,032
       142     *Women First Healthcare, Inc............        1,108
    12,201     Wyeth...................................      624,691
       100     X-Rite, Inc.............................          851
     1,867     *Zimmer Holdings, Inc...................       66,577
       100     *Zoll Medical Corp......................        3,253
                                                         -----------
               TOTAL HEALTH CARE                          13,387,689
                                                         -----------
 OTHER--2.19%
       347     ABM Industries, Inc.....................        6,024
       210     *Acacia Research Corp...................        1,491
       380     Acuity Brands, Inc......................        6,916
       200     *Administaff, Inc.......................        2,000
       174     Advo, Inc...............................        6,624
       400     Alexander & Baldwin, Inc................       10,212
        52     *Ambassadors Group, Inc.................          747
        35     Ambassadors International, Inc..........          352
       230     Banta Corp..............................        8,257
       100     *Bell Microproducts, Inc................          805
       170     Brady Corp (Class A)....................        5,950
       100     *Bright Horizons Family Solutions,
                 Inc...................................        3,311
       400     *Career Education Corp..................       18,000
       100     *CDI Corp...............................        3,255
     9,910     Cendant Corp............................      157,371
       100     Central Parking Corp....................        2,285
       600     *Century Business Services, Inc.........        1,955
        67     *Charles River Associates, Inc..........        1,343
     1,091     Cintas Corp.............................       53,928
       348     *Corinthian Colleges, Inc...............       11,794
       120     *Cornell Cos, Inc.......................        1,422
       340     *Corporate Executive Board Co...........       11,645
       100     *CoStar Group, Inc......................        2,053
        33     Courier Corp............................        1,319

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   23

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--(CONTINUED)
       481     Crane Co................................  $    12,208
       100     Curtiss-Wright Corp.....................        8,000
       232     *Daisytek International Corp............        3,935
       525     *DeVry, Inc.............................       11,991
     1,973     Dover Corp..............................       69,055
       689     *Dun & Bradstreet Corp..................       22,771
       200     *Edison Schools, Inc....................          202
       200     *Education Management Corp..............        8,146
       149     Ennis Business Forms, Inc...............        1,944
       100     Esco Technologies, Inc..................        3,500
       435     *Exult, Inc.............................        2,828
       100     Fairchild Corp (Class A)................          315
        50     *Fidelity National Information
                 Solutions, Inc........................        1,200
       100     *First Consulting Group, Inc............          860
       400     First Industrial Realty Trust, Inc......       13,140
       100     *Forrester Research, Inc................        1,940
     1,385     Fortune Brands, Inc.....................       77,560
       175     Gentiva Health Services, Inc............        1,573
       274     *Getty Images, Inc......................        5,965
       527     *Gtech Holdings Corp....................       13,460
     1,775     H & R Block, Inc........................       81,916
       268     Harland (John H.) Co....................        7,558
       200     *Heidrick & Struggles International,
                 Inc...................................        3,994
       541     HON Industries, Inc.....................       14,726
     7,543     Honeywell International, Inc............      265,740
        87     *Hotels.Com (Class A)...................        3,674
       200     *InfoUSA, Inc...........................        1,094
       106     Invision Technologies, Inc..............        2,561
       104     *Itron, Inc.............................        2,728
       808     ITT Industries, Inc.....................       57,045
       100     Kelly Services, Inc (Class A)...........        2,701
       300     *Korn/Ferry International...............        2,730
       350     *Labor Ready, Inc.......................        2,048
       700     Liberty Property Trust..................       24,500
     1,233     Loews Corp..............................       65,337
       100     *Management Network Group, Inc..........          232
       700     Manpower, Inc...........................       25,725
       272     Matthews International Corp (Class A)...        6,351
        85     Mcgrath Rentcorp........................        2,203
       100     *Memberworks, Inc.......................        1,853
       500     *Metromedia International Group, Inc....           35
     1,200     Moody's Corp............................       59,700
       800     *MPS Group, Inc.........................        6,800
       306     *MSC.Software Corp......................        2,739
       300     *Navigant Consulting, Inc...............        2,097
       172     *NCO Group, Inc.........................        3,746
       100     New England Business Services, Inc......        2,514
        38     *New Horizons Worldwide, Inc............          387
       181     Offshore Logistics, Inc.................        4,324
       453     Pentair, Inc............................       21,780
       496     Pittston Brink's Group..................       11,904
       100     *Prepaid Legal Services, Inc............        1,990
       100     *ProQuest Co............................        3,550
       276     *R.H. Donnelley Corp....................        7,720
       200     *Rent-Way, Inc..........................        2,590
       101     *Right Management Consultants...........        2,656
       107     *Rmh Teleservices, Inc..................          735
     1,413     Robert Half International, Inc..........       32,923
       100     Rollins, Inc............................        2,034
       100     *School Specialty, Inc..................        2,656
     2,776     Servicemaster Co........................       38,087
       500     *Spherion Corp..........................        5,950

   SHARES                                                   VALUE
   ------                                                   -----
       300     SPX Corp................................  $    35,250
       135     Standard Register Co....................        4,616
       100     Standex International Corp..............        2,510
       100     *Startek, Inc...........................        2,674
        68     Strayer Education, Inc..................        4,325
     1,156     Supervalu, Inc..........................       28,357
       200     *Symyx Technologies, Inc................        2,784
     6,193     Sysco Corp..............................      168,573
        64     Talx Corp...............................        1,213
       100     *Tejon Ranch Co.........................        3,260
       458     Teleflex, Inc...........................       26,175
       300     *Teletech Holdings, Inc.................        2,862
     1,088     Textron, Inc............................       51,027
       852     *TMP Worldwide, Inc.....................       18,318
       200     *TradeStation Group, Inc................          244
       600     *U.S. Industries, Inc...................        2,070
       100     Unifirst Corp...........................        2,530
       100     *Uniroyal Technology Corp...............           10
       279     United Stationers, Inc..................        8,482
     4,362     United Technologies Corp................      296,180
       653     Viad Corp...............................       16,978
       100     *Wackenhut Corrections Corp.............        1,460
       264     Walter Industries, Inc..................        3,524
                                                         -----------
               TOTAL OTHER                                 2,054,707
                                                         -----------
 PRODUCER DURABLES--5.11%
     3,688     3M Co...................................      453,624
       234     *Active Power, Inc......................          845
        84     *Actuant Corp...........................        3,465
       649     *AGCO Corp..............................       12,656
     1,207     *Allied Waste Industries, Inc...........       11,587
       150     American States Water Co................        3,975
       470     American Water Works Co, Inc............       20,309
       300     Ametek, Inc.............................       11,175
       100     Applied Industrial Technologies, Inc....        1,950
       100     *Astec Industries, Inc..................        1,609
       259     Baldor Electric Co......................        6,527
       230     *Beacon Power Corp......................           51
       200     Briggs & Stratton Corp..................        7,668
       304     *Brooks-PRI Automation, Inc.............        7,770
       100     California Water Service Group..........        2,520
       475     *Capstone Turbine Corp..................          789
       100     *Casella Waste Systems, Inc (Class A)...        1,201
        49     *Catalytica Energy Systems, Inc.........          155
     3,164     Caterpillar, Inc........................      154,878
       100     Circor International, Inc...............        1,715
       200     *Coinstar, Inc..........................        4,890
       100     *Consolidated Graphics, Inc.............        1,900
       400     b*Covanta Energy Corp...................            6
       318     Cummins, Inc............................       10,526
       100     *Cuno, Inc..............................        3,618
       994     Danaher Corp............................       65,952
     2,166     Deere & Co..............................      103,751
       750     *Dycom Industries, Inc..................        8,768
       645     Eaton Corp..............................       46,924
     3,882     Emerson Electric Co.....................      207,726
       104     *Emex Corp..............................           71
       400     Federal Signal Corp.....................        9,600
       100     *Flow International Corp................          674
       500     *Flowserve Corp.........................       14,900
       488     *FMC Technologies, Inc..................       10,131
        64     Franklin Electric Co, Inc...............        3,012
       300     *FuelCell Energy, Inc...................        3,087
       100     *Gardner Denver, Inc....................        2,000

                       SEE NOTES TO FINANCIAL STATEMENTS
 24  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 PRODUCER DURABLES--(CONTINUED)
       438     Gatx Corp...............................  $    13,184
    91,421     General Electric Co.....................    2,655,780
       280     *Genesis Microchip, Inc.................        2,335
       100     *Genlyte Group, Inc.....................        4,063
       100     *Global Power Equipment Group, Inc......          990
       100     Gorman-Rupp Co..........................        3,150
       700     WW Grainger, Inc........................       35,070
       208     *Graphic Packaging International Corp...        1,924
       184     *H Power Corp...........................          175
       368     Harsco Corp.............................       13,800
       171     *Headwaters, Inc........................        2,693
       449     Hubbell, Inc (Class B)..................       15,333
       255     Idex Corp...............................        8,543
     2,113     Illinois Tool Works, Inc................      144,318
       249     *Imagistics International, Inc..........        5,346
       200     *Ionics, Inc............................        4,850
       400     JLG Industries, Inc.....................        5,612
       396     *Joy Global, Inc........................        6,867
        85     *Kadant, Inc............................        1,403
       300     Kaydon Corp.............................        7,083
       286     Kennametal, Inc.........................       10,468
        45     Lawson Products, Inc....................        1,386
       300     Lincoln Electric Holdings, Inc..........        8,070
       100     Lindsay Manufacturing Co................        2,315
       200     *Littelfuse, Inc........................        4,626
       200     *Magna Entertainment Corp (Class A).....        1,389
       200     *Magnetek, Inc..........................        1,980
       200     Manitowoc Co, Inc.......................        7,098
       100     *Mechanical Technology, Inc.............          108
       164     Milacron, Inc...........................        1,665
       100     Mine Safety Appliances Co...............        4,000
       137     Nacco Industries, Inc (Class A).........        7,960
       300     *National Instruments Corp..............        9,768
       540     Navistar International Corp.............       17,280
       500     *Newpark Resources, Inc.................        3,675
       100     NN, Inc.................................        1,280
       200     Nordson Corp............................        4,932
       968     Paccar, Inc.............................       42,970
     1,103     Parker Hannifin Corp....................       52,712
       224     *Pemstar, Inc...........................          298
       687     Philadelphia Suburban Corp..............       13,877
       200     *Photon Dynamics, Inc...................        6,000
     2,219     Pitney Bowes, Inc.......................       88,139
       100     *Plug Power, Inc........................          791
       500     *Power-One, Inc.........................        3,110
       200     *Quanta Services, Inc...................        1,974
       294     *Rayovac Corp...........................        5,448
       200     Regal-Beloit Corp.......................        4,862
     1,439     *Republic Services, Inc.................       27,442
        78     Robbins & Myers, Inc....................        2,048
     1,503     Rockwell Automation, Inc................       30,030
       400     Roper Industries, Inc...................       14,920
       200     Sauer-Danfoss, Inc......................        2,232
        73     *SPS Technologies, Inc..................        2,786
        59     Starrett (L.S.) Co (Class A)............        1,490
       200     Stewart & Stevenson Services, Inc.......        3,548
        32     *Strattec Security Corp.................        1,770
       139     Tecumseh Products Co (Class A)..........        7,378
       100     Tennant Co..............................        3,960
       458     Terex Corp..............................       10,300
       375     *Tetra Tech, Inc........................        5,513
        89     *Tetra Technologies, Inc................        2,363

   SHARES                                                   VALUE
   ------                                                   -----
       399     *Thomas & Betts Corp....................  $     7,421
       600     Timken Co...............................       13,398
       100     Toro Co.................................        5,684
       100     *Trikon Technologies, Inc...............          899
       329     Trinity Industries, Inc.................        6,817
       400     *Unova, Inc.............................        2,596
       200     *Valence Technology, Inc................          276
       193     Valhi, Inc..............................        3,017
       100     Valmont Industries, Inc.................        2,033
       304     Wabtec Corp.............................        4,332
       300     *Waste Connections, Inc.................        9,372
     5,354     Waste Management, Inc...................      139,472
       100     Watts Industries, Inc (Class A).........        1,985
     6,600     *Xerox Corp.............................       46,002
                                                         -----------
               TOTAL PRODUCER DURABLES                     4,801,789
                                                         -----------
 TECHNOLOGY--14.93%
     3,100     *3Com Corp..............................       13,640
       100     *3D Systems Corp........................        1,220
       200     *3Do Co.................................          116
       100     b*ACT Manufacturing, Inc................            5
       200     *Actel Corp.............................        4,204
       246     *Acterna Corp...........................          101
       395     *Activision, Inc........................       11,479
       400     *Actuate Corp...........................        1,800
       734     *Acxiom Corp............................       12,838
       900     *Adaptec, Inc...........................        7,101
     6,944     *ADC Telecommunications, Inc............       15,902
       100     *ADE Corp...............................        1,145
     2,200     Adobe Systems, Inc......................       62,700
       200     *Adtran, Inc............................        3,800
       572     *Advanced Digital Information Corp......        4,822
       218     *Advanced Energy Industries, Inc........        4,835
       759     *Advanced Fibre Communications, Inc.....       12,554
     3,355     Advanced Micro Devices, Inc.............       32,611
       300     *Advent Software, Inc...................        7,710
       950     *Aeroflex, Inc..........................        6,603
       200     *Aether Systems, Inc....................          590
       927     *Affiliated Computer Services, Inc
                 (Class A).............................       44,014
     5,644     *Agere Systems, Inc (Class A)...........        7,902
     9,206     *Agere Systems, Inc (Class B)...........       13,809
       300     *Agile Software Corp....................        2,181
     4,277     *Agilent Technologies, Inc..............      101,151
       600     *Akamai Technologies, Inc...............          780
       550     *Alliance Data Systems Corp.............       14,053
       100     *Alliance Fiber Optic Product...........           71
       200     *Alliance Semiconductor Corp............        1,420
       247     *Alloy, Inc.............................        3,567
     3,528     *Altera Corp............................       47,981
       200     *America Online Latin America, Inc
                 (Class A).............................          128
       371     *American Management Systems, Inc.......        7,090
     1,500     *American Power Conversion Corp.........       18,945
       200     *American Superconductor Corp...........        1,092
       805     *Amkor Technology, Inc..................        5,007
       183     *Amphenol Corp (Class A)................        6,588
       650     *Anadigics, Inc.........................        5,356
     3,332     *Analog Devices, Inc....................       98,960
       100     Analogic Corp...........................        4,917
       200     *Anaren Microwave, Inc..................        1,728
       700     *Andrew Corp............................       10,444
       200     *Anixter International, Inc.............        4,700
        43     *Ansoft Corp............................          253
       300     *Answerthink, Inc.......................        1,137
       107     *Ansys, Inc.............................        2,151

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   25

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       137     *Anteon International Corp..............  $     3,463
       200     *APAC Customer Services, Inc............        1,180
     3,317     *Apple Computer, Inc....................       58,777
       100     *Applied Innovation, Inc................          426
    15,093     *Applied Materials, Inc.................      287,069
     2,546     *Applied Micro Circuits Corp............       12,043
       380     Arbitron, Inc...........................       11,856
     1,927     *Ariba, Inc.............................        6,147
       400     *Arris Group, Inc.......................        1,792
       900     Arrow Electronics, Inc..................       18,675
       300     *Artesyn Technologies, Inc..............        1,959
       100     *Artisan Components, Inc................          900
     2,650     *Ascential Software Corp................        7,394
       157     *Asiainfo Holdings, Inc.................        2,080
       400     *Aspect Communications Corp.............        1,280
       300     *Aspen Technology, Inc..................        2,502
       135     *Astropower, Inc........................        2,651
       300     *Asyst Technologies, Inc................        6,105
     1,708     b*At Home Corp (Series A)...............            3
       192     *At Road, Inc...........................        1,185
     3,600     *Atmel Corp.............................       22,536
       249     *ATMI, Inc..............................        5,570
       200     *Audiovox Corp (Class A)................        1,590
       338     *Auspex Systems, Inc....................           85
     1,000     Autodesk, Inc...........................       13,250
     5,721     Automatic Data Processing, Inc..........      249,150
       200     *Avanex Corp............................          388
     3,406     *Avaya, Inc.............................       16,860
       200     *Avid Technology, Inc...................        1,852
     1,039     *Avnet, Inc.............................       22,848
       383     *Avocent Corp...........................        6,097
       484     AVX Corp................................        7,904
       900     *Axcelis Technologies, Inc..............       10,170
       200     *AXT, Inc...............................        1,596
       148     *Barra, Inc.............................        5,503
     3,315     *BEA Systems, Inc.......................       31,526
        80     BEI Technologies, Inc...................          916
       100     Bel Fuse, Inc (Class B).................        2,705
       200     Belden, Inc.............................        4,168
       200     *Benchmark Electronics, Inc.............        5,800
     1,000     *Bisys Group, Inc.......................       33,300
       243     *Black Box Corp.........................        9,897
       200     *Blue Martini Software, Inc.............          176
       200     BMC Industries, Inc.....................          192
     2,154     *BMC Software, Inc......................       35,756
       400     *Borland Software Corp..................        4,120
       112     *Boston Communications Group............          900
       100     *Braun Consulting, Inc..................          349
        72     *Brightpoint, Inc.......................          184
       100     *Brio Software, Inc.....................           98
     1,779     *Broadcom Corp (Class A)................       31,204
     1,800     *BroadVision, Inc.......................          558
     2,095     *Brocade Communications Systems, Inc....       36,621
       100     *Bsquare Corp...........................          226
       200     C&D Technologies, Inc...................        3,604
       400     *Cable Design Technologies Corp.........        4,100
       200     *Cacheflow, Inc.........................          110
       250     *CACI International, Inc (Class A)......        9,548
     2,366     *Cadence Design Systems, Inc............       38,140
       100     *Caminus Corp...........................          583
       100     *Carreker Corp..........................        1,150
       100     *Carrier Access Corp....................          111

   SHARES                                                   VALUE
   ------                                                   -----
       300     *C-COR.net Corp.........................  $     2,100
       157     *Centillium Communications, Inc.........        1,369
       159     *Centra Software, Inc...................          296
     1,259     *Ceridian Corp..........................       23,896
       678     *Certegy, Inc...........................       25,161
       573     *Checkfree Corp.........................        8,962
       300     Checkpoint Systems, Inc.................        3,510
       242     *ChipPAC, Inc...........................        1,496
       200     *Chordiant Software, Inc................          390
       400     *Ciber, Inc.............................        2,900
     3,166     *CIENA Corp.............................       13,266
       600     *Cirrus Logic, Inc......................        4,422
    67,308     *Cisco Systems, Inc.....................      938,947
     1,654     *Citrix Systems, Inc....................        9,990
       100     *Click Commerce, Inc....................          112
       965     *CNET Networks, Inc.....................        1,920
       259     *Cognex Corp............................        5,193
        75     *Cognizant Technology Solutions Corp....        4,031
       200     Cohu, Inc...............................        3,456
       400     *Commscope, Inc.........................        5,000
     4,189     Computer Associates International,
                 Inc...................................       66,563
       288     *Computer Horizons Corp.................        1,403
       300     *Computer Network Technology Corp.......        1,839
     1,492     Computer Sciences Corp..................       71,318
     3,000     *Compuware Corp.........................       18,210
     1,718     *Comverse Technology, Inc...............       15,909
       200     *Concord Camera Corp....................        1,020
       146     *Concord Communications, Inc............        2,406
     4,697     *Concord EFS, Inc.......................      141,568
       500     *Concurrent Computer Corp...............        2,325
     2,200     *Conexant Systems, Inc..................        3,564
       100     *Constellation 3D, Inc..................            6
       200     *Convera Corp...........................          486
     1,645     *Convergys Corp.........................       32,045
       100     *CoorsTek, Inc..........................        3,091
       400     *Copper Mountain Networks, Inc..........          336
        18     *Corillian Corp.........................           41
     8,712     *Corning, Inc...........................       30,928
       600     *CoSine Communications, Inc.............          258
       200     *Covansys Corp..........................        1,124
       376     *Cray, Inc..............................        1,681
       500     *Credence Systems Corp..................        8,885
       600     *Cree, Inc..............................        7,938
       200     *Crossroads Systems, Inc................          204
       485     *CSG Systems International, Inc.........        9,283
       300     CTS Corp................................        3,612
       100     Cubic Corp..............................        2,370
       300     *Cymer, Inc.............................       10,512
     1,099     *Cypress Semiconductor Corp.............       16,683
       102     *Daktronics, Inc........................        1,004
       100     *Datastream Systems, Inc................          710
       404     *DDI Corp...............................          364
       300     *dELiA*s Corp (Class A).................        1,530
    20,862     *Dell Computer Corp.....................      545,333
       600     Deluxe Corp.............................       23,334
       200     *DiamondCluster International, Inc
                 (Class A).............................        1,196
       700     Diebold, Inc............................       26,068
       200     *Digex, Inc.............................           44
       100     *Digimarc Corp..........................        1,039
       200     *Digital Insight Corp...................        3,290
       100     *Digital Lightwave, Inc.................          234
       246     *Digital River, Inc.....................        2,261
       200     *Digitalthink, Inc......................          280

                       SEE NOTES TO FINANCIAL STATEMENTS
 26  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       100     *Digitas, Inc...........................  $       455
        96     *Divine, Inc (Class A)..................          374
       700     *DMC Stratex Networks, Inc..............        1,407
       300     *Documentum, Inc........................        3,600
     1,000     *DoubleClick, Inc.......................        7,250
        77     *Drexler Technology Corp................        1,663
       200     *DSP Group, Inc.........................        3,920
     1,082     *DST Systems, Inc.......................       49,458
       100     *Dupont Photomasks, Inc.................        3,248
     1,050     *E.piphany, Inc.........................        4,610
     1,105     *Earthlink, Inc.........................        7,326
       200     *Echelon Corp...........................        2,576
       137     EDO Corp................................        3,905
       375     *eFunds Corp............................        3,558
       300     *Electro Scientific Industries, Inc.....        7,290
       200     *Electroglas, Inc.......................        2,000
     1,141     *Electronic Arts, Inc...................       75,363
     4,423     Electronic Data Systems Corp............      164,314
       500     *Electronics For Imaging, Inc...........        7,955
       100     *Embarcadero Technologies, Inc..........          618
    20,492     EMC Corp................................      154,715
       200     *Emcore Corp............................        1,200
        96     *EMS Technologies, Inc..................        1,986
       900     *Emulex Corp............................       20,259
       300     *Engage, Inc............................           27
       294     *Entegris, Inc..........................        4,292
     1,737     *Enterasys Networks, Inc................        3,092
       400     *Entrust, Inc...........................        1,088
        90     *EPIQ Systems, Inc......................        1,532
     1,300     Equifax, Inc............................       35,100
       100     *Espeed, Inc (Class A)..................        1,091
       300     *ESS Technology, Inc....................        5,262
       200     *Esterline Technologies Corp............        4,540
       300     *Exar Corp..............................        5,916
        81     *Excel Technology, Inc..................        1,701
       200     *EXE Technologies, Inc..................          224
       100     *Extensity, Inc.........................          108
       853     *Extreme Networks, Inc..................        8,607
       100     *F5 Networks, Inc.......................          978
       300     Fair, Isaac & Co, Inc...................        9,861
     1,011     *Fairchild Semiconductor International,
                 Inc (Class A).........................       24,567
       313     *FalconStor Software, Inc...............        1,324
       177     *FEI Co.................................        4,338
       200     *Fibercore, Inc.........................           50
       300     *Filenet Corp...........................        4,350
     1,100     *Finisar Corp...........................        2,607
     7,101     First Data Corp.........................      264,157
     1,748     *Fiserv, Inc............................       64,169
       125     *Flir Systems, Inc......................        5,246
       729     *Foundry Networks, Inc..................        5,125
       360     *Freemarkets, Inc.......................        5,087
       200     *FSI International, Inc.................        1,494
     1,600     *Gateway, Inc...........................        7,104
       300     General Cable Corp......................        1,890
       100     *Gerber Scientific, Inc.................          351
        74     *Global Imaging Systems, Inc............        1,405
       260     Global Payments, Inc....................        7,735
       908     *Globespan Virata, Inc..................        3,514
       500     *GrafTech International Ltd.............        6,150
       220     *Griffon Corp...........................        3,982
       200     *GTC Biotherapeutics, Inc...............          252
       200     *Handspring, Inc........................          348

   SHARES                                                   VALUE
   ------                                                   -----
       508     *Harmonic, Inc..........................  $     1,859
       564     Harris Corp.............................       20,439
       200     Helix Technology Corp...................        4,120
       600     Henry (Jack) & Associates, Inc..........       10,014
    24,824     Hewlett-Packard Co......................      379,311
        24     *HI/FN, Inc.............................          157
       300     *HNC Software, Inc......................        5,010
        83     *HPL Technologies, Inc..................        1,250
       200     *Hutchinson Technology, Inc.............        3,128
       310     *Hypercom Corp..........................        2,387
       300     *Hyperion Solutions Corp................        5,471
     2,523     *i2 Technologies, Inc...................        3,734
       100     *Ibasis, Inc............................           37
       619     *Identix, Inc...........................        4,518
       100     *Ii-Vi, Inc.............................        1,477
     1,300     Ikon Office Solutions, Inc..............       12,220
       300     *Imation Corp...........................        8,928
       100     *Inet Technologies, Inc.................          675
       300     *InFocus Corp...........................        3,534
       140     *Infogrames, Inc........................          382
       400     *Infonet Services Corp (Class B)........          992
       527     *Informatica Corp.......................        3,736
       203     *Information Resources, Inc.............        1,906
       700     *Ingram Micro, Inc (Class A)............        9,625
     1,100     *Inktomi Corp...........................          968
       100     *Inrange Technologies Corp (Class B)....          475
       100     *Integral Systems, Inc..................        2,182
       379     *Integrated Circuit Systems, Inc........        7,652
     1,000     *Integrated Device Technology, Inc......       18,140
    62,022     Intel Corp..............................    1,133,142
       100     *Intercept, Inc.........................        2,072
       500     *Interdigital Communications Corp.......        4,525
       460     *Intergraph Corp........................        8,022
     1,121     *Interland, Inc.........................        3,531
       100     *Intermagnetics General Corp............        2,020
     1,100     *Internap Network Services Corp.........          253
    15,801     International Business Machines Corp....    1,137,672
       600     *International Rectifier Corp...........       17,490
     1,400     *Internet Capital Group, Inc............          378
       452     *Internet Security Systems, Inc.........        5,930
     1,100     *Intersil Corp (Class A)................       23,518
       200     Inter-Tel, Inc..........................        3,422
       500     *Intertrust Technologies Corp...........        1,505
        17     *InterVoice-Brite, Inc..................           27
       805     *Interwoven, Inc........................        2,455
       100     *Intrado, Inc...........................        1,936
     1,710     *Intuit, Inc............................       85,021
       420     *Iomega Corp............................        5,397
       569     *Iron Mountain, Inc.....................       17,554
       200     *ITXC Corp..............................        1,042
       213     *Ixia...................................        1,240
       100     *IXYS Corp..............................          538
       915     *J.D. Edwards & Co......................       11,117
     1,412     *Jabil Circuit, Inc.....................       29,807
       245     *JDA Software Group, Inc................        6,924
    11,463     *JDS Uniphase Corp......................       30,606
     2,484     *Juniper Networks, Inc..................       14,035
       500     Keane, Inc..............................        6,200
       100     Keithley Instruments, Inc...............        1,444
       789     *Kemet Corp.............................       14,092
       200     *Keynote Systems, Inc...................        1,464
       247     *Kforce, Inc............................        1,470
     1,739     *KLA-Tencor Corp........................       76,499

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   27

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       600     *Kopin Corp.............................  $     3,960
     1,300     *KPMG Consulting, Inc...................       19,318
       350     *Kronos, Inc............................       10,671
       400     *Kulicke & Soffa Industries, Inc........        4,956
     1,200     *Lam Research Corp......................       21,576
       200     *Lantronix, Inc.........................          170
       800     *Lattice Semiconductor Corp.............        6,992
       100     *Learning Tree International, Inc.......        1,854
       100     *Lecroy Corp............................        1,190
       868     *Legato Systems, Inc....................        3,125
       300     *Lexar Media, Inc.......................        1,281
       100     *Lexent, Inc............................          225
     1,182     *Lexmark International, Inc.............       64,301
       882     *Liberate Technologies..................        2,328
       159     *Lightbridge, Inc.......................        1,344
       100     *Lightpath Technologies, Inc (Class
                 A)....................................           90
     3,057     Linear Technology Corp..................       96,082
       628     *Looksmart Ltd..........................        1,231
       100     *Loudcloud, Inc.........................          143
     3,212     *LSI Logic Corp.........................       28,105
       400     *LTX Corp...............................        5,712
    31,928     *Lucent Technologies, Inc...............       53,000
       520     *Macromedia, Inc........................        4,612
       400     *Macrovision Corp.......................        5,244
       170     *Magma Design Automation, Inc...........        2,856
       300     *Mail-Well, Inc.........................        1,560
       111     *Manhattan Associates, Inc..............        3,570
        66     *Mantech International Corp (Class A)...        1,583
       100     *Manufacturers Services Ltd.............          483
       500     *Manugistics Group, Inc.................        3,055
       140     *Mapinfo Corp...........................        1,274
       173     *Mastec, Inc............................        1,273
       280     *Matrixone, Inc.........................        1,708
     2,970     *Maxim Integrated Products, Inc.........      113,840
     1,560     *Maxtor Corp............................        7,051
       581     *McData Corp (Class A)..................        5,119
       100     *MCSi, Inc..............................        1,134
       100     *Measurement Specialties, Inc...........          300
       203     *MEMC Electronic Materials, Inc.........          995
       600     *Mentor Graphics Corp...................        8,532
       173     *Mercury Computer Systems, Inc..........        3,581
       709     *Mercury Interactive Corp...............       16,279
        96     *Merix Corp.............................          824
       200     *MetaSolv, Inc..........................          798
       300     *Metawave Communications Corp...........           63
       300     Methode Electronics, Inc (Class A)......        3,831
       333     *Mettler-Toledo International, Inc......       12,278
       560     *Micrel, Inc............................        8,053
       100     *Micro General Corp.....................        1,669
     1,842     *Microchip Technology, Inc..............       50,526
       700     *Micromuse, Inc.........................        3,248
     5,038     Micron Technology, Inc..................      101,868
       300     Microsemi Corp..........................        1,980
    41,185     *Microsoft Corp.........................    2,252,820
       200     *MicroStrategy, Inc (Class A)...........          100
       270     *Microtune, Inc.........................        2,406
       200     *MIPS Technologies, Inc (Class A).......        1,234
       138     *MIPS Technologies, Inc (Class B).......          769
       229     *MKS Instruments, Inc...................        4,596
     1,211     Molex, Inc..............................       40,605
       164     *Monolithic System Technology, Inc......        1,825
    20,889     Motorola, Inc...........................      301,219

   SHARES                                                   VALUE
   ------                                                   -----
       100     *MRO Software, Inc......................  $     1,138
       643     *MRV Communications, Inc................          984
       154     MTS Systems Corp........................        1,933
       100     *Nanometrics, Inc.......................        1,588
     1,648     *National Semiconductor Corp............       48,072
       100     *Navigant International, Inc............        1,547
       797     *NCR Corp...............................       27,576
       300     NDCHealth Corp..........................        8,370
       200     *Net2Phone, Inc.........................          854
       247     *Netegrity, Inc.........................        1,522
       398     *NETIQ Corp.............................        9,007
       300     *Netro Corp.............................          684
       100     *Netscout Systems, Inc..................          682
     2,760     *Network Appliance, Inc.................       34,334
     1,351     *Network Associates, Inc................       26,034
       392     *New Focus, Inc.........................        1,164
       300     *Newport Corp...........................        4,698
       200     *Next Level Communications, Inc.........          202
         2     *Northfield Laboratories, Inc...........            8
       100     *Novadigm, Inc..........................          727
     3,067     *Novell, Inc............................        9,845
     1,327     *Novellus Systems, Inc..................       45,118
       100     *Nu Horizons Electronics Corp...........          829
       158     *Nuance Communications, Inc.............          660
       191     *Numerical Technologies, Inc............          763
     1,166     *Nvidia Corp............................       20,032
       200     *NYFIX, Inc.............................        1,700
       400     *Oak Technology, Inc....................        1,812
       182     *Omnivision Technologies, Inc...........        2,612
       300     *ON Semiconductor Corp..................          618
       200     *Onyx Software Corp.....................          676
     1,540     *Openwave Systems, Inc..................        8,639
       865     *Oplink Communications, Inc.............          631
       100     *Opnet Technologies, Inc................          896
    38,157     *Oracle Corp............................      361,347
        69     *Overland Data, Inc.....................        1,137
       421     *Overture Services, Inc.................       10,517
       200     *Packeteer, Inc.........................          884
     5,014     *Palm, Inc..............................        8,825
     2,279     *Parametric Technology Corp.............        7,817
       157     Park Electrochemical Corp...............        4,161
       300     *Paxar Corp.............................        5,025
       300     *Paxson Communications Corp.............        1,650
     3,013     Paychex, Inc............................       94,277
       100     *PC-Tel, Inc............................          677
        62     *PEC Solutions, Inc.....................        1,483
       100     *PECO II, Inc...........................          335
       200     *Pegasus Solutions, Inc.................        3,500
     2,475     *Peoplesoft, Inc........................       36,828
     1,478     *Peregrine Systems, Inc.................          443
         8     *Performance Technologies, Inc..........           53
       200     *Pericom Semiconductor Corp.............        2,318
       500     *Perot Systems Corp (Class A)...........        5,445
       200     *Phoenix Technologies Ltd...............        2,000
       200     *Photronics, Inc........................        3,788
       200     Pioneer-Standard Electronics, Inc.......        2,078
       212     *Pixelworks, Inc........................        1,779
        77     *Planar Systems, Inc....................        1,482
       288     *Plantronics, Inc.......................        5,475
       400     *Plexus Corp............................        7,240
       100     *PLX Technology, Inc....................          425
     1,500     *PMC-Sierra, Inc........................       13,905
       920     *Polycom, Inc...........................       11,031

                       SEE NOTES TO FINANCIAL STATEMENTS
 28  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       100     *Pomeroy Computer Resources, Inc........  $     1,458
       700     *Portal Software, Inc...................          525
        61     *Powell Industries, Inc.................        1,479
       200     *Power Integrations, Inc................        3,580
       500     *Powerwave Technologies, Inc............        4,580
       300     *PRG-Schultz International, Inc.........        3,693
       200     *Probusiness Services, Inc..............        2,914
       300     *Progress Software Corp.................        4,428
       248     *Proton Energy Systems..................          796
       777     *Proxim Corp (Class A)..................        2,330
       434     *PTEK Holdings, Inc.....................        2,509
       200     *Pumatech, Inc..........................          112
       848     *QLogic Corp............................       32,309
       101     *QRS Corp...............................          787
     7,091     *Qualcomm, Inc..........................      194,932
     1,410     *Quantum Corp...........................        5,922
       295     *Quest Software, Inc....................        4,286
        61     Quixote Corp............................        1,034
       100     *Radiant Systems, Inc...................        1,303
       100     *Radisys Corp...........................        1,163
       200     *Rainbow Technologies, Inc..............          984
       397     *Raindance Communications, Inc..........        2,283
       700     *Rambus, Inc............................        2,863
     1,606     *Rational Software Corp.................       13,185
       991     *Read-Rite Corp.........................          476
       732     *RealNetworks, Inc......................        2,979
     1,031     *Red Hat, Inc...........................        6,052
     1,134     *Redback Networks, Inc..................        2,030
       200     *Register.Com, Inc......................        1,524
       100     *Renaissance Learning, Inc..............        2,022
       100     *Research Frontiers, Inc................        1,486
       417     *Retek, Inc.............................       10,133
       633     Reynolds & Reynolds Co (Class A)........       17,692
     1,175     *RF Micro Devices, Inc..................        8,954
       986     *Riverstone Networks, Inc...............        3,086
       100     *Rogers Corp............................        2,731
       200     *Roxio, Inc.............................        1,440
       850     *RSA Security, Inc......................        4,089
       100     *Rudolph Technologies, Inc..............        2,493
       500     *S1 Corp................................        3,695
         9     *Saba Software, Inc.....................           23
       900     *Safeguard Scientifics, Inc.............        1,800
       100     *Sanchez Computer Associates, Inc.......          446
       557     *Sandisk Corp...........................        6,907
     4,716     *Sanmina-SCI Corp.......................       29,758
       700     *Sapient Corp...........................          742
       100     *Satcon Technology Corp.................          160
       100     *SBS Technologies, Inc..................        1,225
       478     *Scansoft, Inc..........................        3,537
        42     *Scansource, Inc........................        2,579
     1,400     Scientific-Atlanta, Inc.................       23,030
       100     *SCM Microsystems, Inc..................        1,338
       200     *Seachange International, Inc...........        1,756
       200     *Secure Computing Corp..................        1,510
       175     *Seebeyond Technology Corp..............          543
       100     *Semitool, Inc..........................          816
       562     *Semtech Corp...........................       15,005
       100     *Serena Software, Inc...................        1,370
        29     Shenandoah Telecom Co...................        1,558
     3,575     *Siebel Systems, Inc....................       50,837
       100     *SignalSoft Corp........................          225
     1,700     *Silicon Graphics, Inc..................        4,998

   SHARES                                                   VALUE
   ------                                                   -----
       500     *Silicon Image, Inc.....................  $     3,060
       241     *Silicon Laboratories, Inc..............        6,521
       700     *Silicon Storage Technology, Inc........        5,460
        53     *Siliconix, Inc.........................        1,468
        86     *Simplex Solutions, Inc.................        1,194
       200     *Sipex Corp.............................          978
       100     *Sirenza Microdevices, Inc..............          202
       300     *Sitel Corp.............................          948
     7,570     *Solectron Corp.........................       46,556
       200     *Somera Communications, Inc.............        1,428
       700     *SONICblue, Inc.........................          721
       280     *SonicWALL, Inc.........................        1,406
     1,316     *Sonus Networks, Inc....................        2,658
       100     *Sorrento Networks Corp.................           96
       100     *Sourcecorp.............................        2,650
       100     *Spectralink Corp.......................        1,064
       100     *Spectrian Corp.........................        1,037
       180     *SpeechWorks International, Inc.........          662
       247     *Speedfam-Ipec, Inc.....................        1,294
       100     *SPSS, Inc..............................        1,554
        46     *Sra International, Inc (Class A).......        1,241
        72     *SS&C Technologies, Inc.................        1,010
       100     *Standard Microsystems Corp.............        2,361
       500     *Starbase Corp..........................          105
       300     *StarMedia Network, Inc.................           12
       974     *Storage Technology Corp................       15,555
       437     *StorageNetworks, Inc...................          860
       453     *Stratos Lightwave, Inc.................          725
    30,050     *Sun Microsystems, Inc..................      150,551
     2,700     *Sungard Data Systems, Inc..............       71,496
       100     *Supertex, Inc..........................        1,762
       100     *Surebeam Corp (Class A)................          546
       122     Surewest Communications.................        6,482
       854     *Sybase, Inc............................        9,010
     1,136     *Sycamore Networks, Inc.................        4,385
       200     *Sykes Enterprises, Inc.................        1,538
     1,300     *Symantec Corp..........................       42,705
     2,350     Symbol Technologies, Inc................       19,975
       142     *Symmetricom, Inc.......................          518
       851     *Synopsys, Inc..........................       46,643
       100     *Synplicity, Inc........................          458
       300     *Systems & Computer Technology Corp.....        4,053
       300     *Take-Two Interactive Software, Inc.....        6,177
       578     *Tech Data Corp.........................       21,877
       300     Technitrol, Inc.........................        6,990
       400     *Tekelec................................        3,212
       774     *Tektronix, Inc.........................       14,482
     4,049     *Tellabs, Inc...........................       25,104
       100     *Tellium, Inc...........................           93
     1,714     *Teradyne, Inc..........................       40,279
       500     *Terayon Communication Systems, Inc.....          665
    16,153     Texas Instruments, Inc..................      382,826
       100     *Therma-Wave, Inc.......................        1,139
     1,597     Thermo Electron Corp....................       26,351
       200     *Three-Five Systems, Inc................        2,280
       567     *Tibco Software, Inc....................        3,153
       132     *Tier Technologies, Inc (Class B).......        2,352
       600     *Titan Corp.............................       10,974
       200     *Tivo, Inc..............................          742
       100     *Tollgrade Communications, Inc..........        1,467
       300     Total System Services, Inc..............        5,643
       900     *Touch America Holdings, Inc............        2,475
       300     *Transaction Systems Architects, Inc
                 (Class A).............................        3,528

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   29

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       691     *Transmeta Corp.........................  $     1,624
       200     *Trimble Navigation Ltd.................        3,100
       100     *Tripath Technology, Inc................          105
        67     *Tripos, Inc............................        1,461
     1,135     *Triquint Semiconductor, Inc............        7,275
       200     *Trizetto Group, Inc....................        1,710
       100     *TTM Technologies, Inc..................          524
       200     *Turnstone Systems, Inc.................          866
       100     *Ulticom, Inc...........................          678
       101     *Ultimate Electronics, Inc..............        2,617
       200     *Ultratech Stepper, Inc.................        3,238
     3,057     *Unisys Corp............................       27,513
       100     United Industrial Corp..................        2,185
       191     *United Online, Inc.....................        2,296
       400     *Universal Access Global Holdings,
                 Inc...................................           76
       100     *Universal Display Corp.................          830
       100     b*U.S. Wireless Corp....................            0
       450     b*USinternetworking, Inc................            0
       566     *Utstarcom, Inc.........................       11,416
       300     *VA Software Corp.......................          300
       631     *Valueclick, Inc........................        2,044
       318     *Varian Semiconductor Equipment
                 Associates, Inc.......................       10,790
       262     *Veeco Instruments, Inc.................        6,055
     2,038     *VeriSign, Inc..........................       14,653
     3,765     *Veritas Software Corp..................       74,509
       236     *Verity, Inc............................        2,617
       700     *VerticalNet, Inc.......................          112
       236     *Vialta, Inc (Class A)..................          201
       400     *Viasystems Group, Inc..................           28
       200     *Vicor Corp.............................        1,398
       300     *Viewpoint Corp.........................        1,446
     2,103     *Vignette Corp..........................        4,143
       100     *Virage Logic Corp......................        1,302
     1,466     *Vishay Intertechnology, Inc............       32,252
       200     *Visual Networks, Inc...................          284
     1,800     *Vitesse Semiconductor Corp.............        5,598
       600     *Vitria Technology, Inc.................          576
       100     *Volt Information Sciences, Inc.........        2,449
       400     Wallace Computer Services, Inc..........        8,600
       200     *WatchGuard Technologies, Inc...........        1,028
       227     *WebEx Communications, Inc..............        3,609
       341     *webMethods, Inc........................        3,376
        90     *Websense, Inc..........................        2,301
       200     *Wesco International, Inc...............        1,260
     1,700     *Western Digital Corp...................        5,525
       161     *White Electronic Designs Corp..........        1,211
       169     *Wilson Greatbatch Technologies, Inc....        4,306
       592     *Wind River Systems, Inc................        2,966
       200     *Wireless Facilities, Inc...............          980
       100     *Witness Systems, Inc...................          738
       100     *WJ Communications, Inc.................          116
       100     Woodhead Industries, Inc................        1,714
       200     *Xicor, Inc.............................          808
     3,087     *Xilinx, Inc............................       69,241
       300     *Xybernaut Corp.........................          165
       200     *Zebra Technologies Corp (Class A)......        9,644
       300     *Zoran Corp.............................        6,873
       100     *Zygo Corp..............................          805
                                                         -----------
               TOTAL TECHNOLOGY                           14,026,319
                                                         -----------
 TRANSPORTATION--1.34%
       400     Airborne, Inc...........................        7,680
       500     *Airtran Holdings, Inc..................        2,675

   SHARES                                                   VALUE
   ------                                                   -----
       200     *Alaska Air Group, Inc..................  $     5,220
     1,400     AMR Corp................................       23,604
       200     *Arkansas Best Corp.....................        5,096
       374     *Atlantic Coast Airlines Holdings,
                 Inc...................................        8,116
       100     *Atlas Air Worldwide Holdings, Inc......          370
       299     *BE Aerospace, Inc......................        3,941
     3,524     Burlington Northern Santa Fe Corp.......      105,720
       591     C.H. Robinson Worldwide, Inc............       19,816
       412     CNF, Inc................................       15,648
       100     *Consolidated Freightways Corp..........          327
       620     *Continental Airlines, Inc (Class B)....        9,784
       100     *Covenant Transport, Inc (Class A)......        2,125
     1,953     CSX Corp................................       68,453
     1,100     Delta Air Lines, Inc....................       22,000
       300     *EGL, Inc...............................        5,088
       832     Expeditors International Of Washington,
                 Inc...................................       27,589
       276     *Express Jet Holdings, Inc..............        3,602
     2,793     Fedex Corp..............................      149,146
       133     Florida East Coast Industries, Inc
                 (Class A).............................        3,365
       100     *Forward Air Corp.......................        3,278
       550     *Frontier Airlines, Inc.................        4,472
       106     *Genesee & Wyoming, Inc (Class A).......        2,391
       252     *Heartland Express, Inc.................        6,030
       147     *Hunt (J.B.) Transport Services, Inc....        4,339
        53     *Jetblue Airways Corp...................        2,415
       850     *Kansas City Southern Industries, Inc...       14,450
       180     *Knight Transportation, Inc.............        4,174
        95     *Landstar System, Inc...................       10,151
       200     *Mesa Air Group, Inc....................        1,840
       100     *Mesaba Holdings, Inc...................          587
       100     *Midwest Express Holdings, Inc..........        1,320
     3,664     Norfolk Southern Corp...................       85,664
       400     *Northwest Airlines Corp................        4,824
       300     Overseas Shipholding Group, Inc.........        6,324
       262     *Railamerica, Inc.......................        2,835
       100     Roadway Corp............................        3,593
       434     Ryder System, Inc.......................       11,757
     1,305     Sabre Holdings Corp.....................       46,719
       287     Shurgard Storage Centers, Inc (Class
                 A)....................................        9,959
       400     Skywest, Inc............................        9,356
     7,099     Southwest Airlines Co...................      114,720
       470     *Swift Transportation Co, Inc...........       10,951
       600     *U.S. Airways Group, Inc................        2,220
       500     *UAL Corp...............................        5,720
     2,435     Union Pacific Corp......................      154,087
     3,586     United Parcel Service, Inc (Class B)....      221,436
       247     USFreightways Corp......................        9,354
       266     Werner Enterprises, Inc.................        5,668
       267     *Yellow Corp............................        8,651
                                                         -----------
               TOTAL TRANSPORTATION                        1,258,650
                                                         -----------
 UTILITIES--7.08%
    33,010     A T & T Corp............................      353,207
       300     *A T & T Latin America Corp (Class A)...          162
    20,546     *A T & T Wireless Services, Inc.........      120,194
       657     b*Adelphia Business Solutions, Inc......            7
     3,801     *AES Corp...............................       20,601
       500     AGL Resources, Inc......................       11,600
       200     *AirGate PCS, Inc.......................          200
       598     *Alamosa Holdings, Inc..................          843
       100     *Alaska Communications Systems Group,
                 Inc...................................          475
     1,221     Allegheny Energy, Inc...................       31,441
       798     *Allegiance Telecom, Inc................        1,460
       200     *Allen Telecom, Inc.....................          860

                       SEE NOTES TO FINANCIAL STATEMENTS
 30  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--(CONTINUED)
       716     Allete, Inc.............................  $    19,404
       800     Alliant Energy Corp.....................       20,560
     2,861     Alltel Corp.............................      134,467
     1,327     Ameren Corp.............................       57,074
     2,994     American Electric Power Co, Inc.........      119,820
     1,513     *American Tower Corp (Class A)..........        5,220
     1,240     Aquila, Inc.............................        9,920
       400     Atmos Energy Corp.......................        9,376
       400     Avista Corp.............................        5,520
    17,244     BellSouth Corp..........................      543,186
       246     Black Hills Corp........................        8,514
     1,762     *Broadwing, Inc.........................        4,581
     3,312     *Calpine Corp...........................       23,283
       100     Cascade Natural Gas Corp................        2,090
       100     *Centennial Communications Corp.........          244
        86     Central Vermont Public Service Corp.....        1,548
     1,300     Centurytel, Inc.........................       38,350
       150     CH Energy Group, Inc....................        7,388
       100     *Chiles Offshore, Inc...................        2,425
       100     *Choice One Communications, Inc.........           89
     1,536     Cinergy Corp............................       55,281
     2,500     Citizens Communications Co..............       20,900
       400     Cleco Corp..............................        8,760
     1,155     CMS Energy Corp.........................       12,682
       100     Commonwealth Telephone Enterprises,
                 Inc...................................        4,024
       800     Conectiv................................       20,648
       100     Connecticut Water Service, Inc..........        3,048
     1,974     Consolidated Edison, Inc................       82,415
     1,500     Constellation Energy Group, Inc.........       44,010
     1,707     *Crown Castle International Corp........        6,709
       100     CT Communications, Inc..................        1,620
        41     D&E Communications, Inc.................          431
       200     *Dobson Communications Corp (Class A)...          172
     2,532     Dominion Resources, Inc.................      167,618
     1,183     DPL, Inc................................       31,290
       500     DQE, Inc................................        7,000
     1,485     DTE Energy Co...........................       66,290
     7,688     Duke Energy Corp........................      239,097
     2,400     Dynegy, Inc (Class A)...................       17,280
     3,000     *Edison International...................       51,000
     5,051     El Paso Corp............................      104,101
       400     El Paso Electric Co.....................        5,540
       200     Empire District Electric Co.............        4,100
       300     Energen Corp............................        8,250
     1,200     Energy East Corp........................       27,120
        38     Energysouth, Inc........................        1,218
     2,050     Entergy Corp............................       87,002
       600     Equitable Resources, Inc................       20,580
     2,976     Exelon Corp.............................      155,645
     2,637     FirstEnergy Corp........................       88,023
         2     *Focal Communications Corp..............            5
        15     *Focal Communications Corp Wts
                 12/14/07..............................            0
     1,618     FPL Group, Inc..........................       97,064
       300     *General Communication, Inc (Class A)...        2,001
       100     *Golden Telecom, Inc....................        1,760
       600     Great Plains Energy, Inc................       12,210
       332     Hawaiian Electric Industries, Inc.......       14,127
       100     Hickory Tech Corp.......................        1,500
       345     Idacorp, Inc............................        9,557
       200     *IDT Corp...............................        3,384
       200     *IDT Corp (Class B).....................        3,220
       100     b*Impsat Fiber Networks, Inc............            2

   SHARES                                                   VALUE
   ------                                                   -----
       400     b*ITC Deltacom, Inc.....................  $        24
     1,300     KeySpan Corp............................       48,945
       844     Kinder Morgan, Inc......................       32,089
       200     Laclede Group, Inc......................        4,696
     2,958     *Level 3 Communications, Inc............        8,726
       149     Madison Gas & Electric Co...............        4,150
       245     *McLeodUSA, Inc (Class A)...............          103
     4,194     *McLeodUSA, Inc (Class A) Escrow........            0
       651     MDU Resources Group, Inc................       17,115
       200     b*Metricom, Inc.........................            2
     4,200     b*Metromedia Fiber Network, Inc (Class
                 A)....................................           42
        70     Middlesex Water Co......................        1,839
     3,617     *Mirant Corp............................       26,404
       660     National Fuel Gas Co....................       14,857
        58     National Grid Group plc (Spon ADR)......        2,039
       100     b*NEON Communications, Inc..............            4
       100     b*Network Plus Corp.....................            0
       300     New Jersey Resources Corp...............        8,955
       333     b*Newpower Holdings, Inc................            6
     5,204     *Nextel Communications, Inc (Class A)...       16,705
       400     *Nextel Partners, Inc (Class A).........        1,204
       440     Nicor, Inc..............................       20,130
     1,878     NiSource, Inc...........................       40,997
       305     *NiSource, Inc (Sails)..................          634
       100     North Pittsburgh Systems, Inc...........        1,609
     1,192     Northeast Utilities.....................       22,422
       233     Northwest Natural Gas Co................        6,699
       200     Northwestern Corp.......................        3,390
       500     NSTAR...................................       22,390
       100     *NTELOS, Inc............................          141
     1,273     b*NTL, Inc..............................           41
       100     NUI Corp................................        2,750
       700     OGE Energy Corp.........................       16,002
       500     Oneok, Inc..............................       10,975
       200     Otter Tail Corp.........................        6,304
       326     Peoples Energy Corp.....................       11,886
       200     *Petroquest Energy, Inc.................        1,114
     3,600     *P G & E Corp...........................       64,404
       300     Piedmont Natural Gas Co, Inc............       11,094
       300     b*Pinnacle Holdings, Inc................            3
       759     Pinnacle West Capital Corp..............       29,981
       369     PNM Resources, Inc......................        8,930
       900     Potomac Electric Power Co...............       19,332
     1,384     PPL Corp................................       45,783
       400     *Price Communications Corp..............        6,400
     2,008     Progress Energy, Inc....................      104,436
       600     *Progress Energy, Inc (Cvo).............          270
     1,945     Public Service Enterprise Group, Inc....       84,219
       800     Puget Energy, Inc.......................       16,520
       700     Questar Corp............................       17,290
       100     *Quicksilver Resources, Inc.............        2,585
    12,474     *Qwest Communications International,
                 Inc...................................       34,927
       400     *RCN Corp...............................          548
     2,472     Reliant Energy, Inc.....................       41,777
       489     *Reliant Resources, Inc.................        4,279
       258     RGS Energy Group, Inc...................       10,114
        78     *Rural Cellular Corp (Class A)..........           81
    30,799     SBC Communications, Inc.................      939,370
     1,038     Scana Corp..............................       32,043
       200     SEMCO Energy, Inc.......................        1,810
     1,900     Sempra Energy...........................       42,047
       900     *Sierra Pacific Resources...............        7,020
     1,172     Skyworks Solutions, Inc.................        6,505

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   31

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--(CONTINUED)
       100     South Jersey Industries, Inc............  $     3,375
     6,505     Southern Co.............................      178,237
       336     Southern Union Co.......................        5,712
       300     Southwest Gas Corp......................        7,425
        85     Southwest Water Co......................        1,609
       200     *Southwestern Energy Co.................        3,038
       500     *Spectrasite Holdings, Inc..............           90
     8,197     Sprint Corp (FON Group).................       86,970
     6,243     *Sprint Corp (PCS Group)................       27,906
       633     *Talk America Holdings, Inc.............        2,614
     1,300     Teco Energy, Inc........................       32,175
       481     Telephone & Data Systems, Inc...........       29,125
       500     *Time Warner Telecom, Inc (Class A).....          840
       179     *Triton PCS Holdings, Inc (Class A).....          698
     2,535     TXU Corp................................      130,679
       100     *U.S. Cellular Corp.....................        2,545
       524     *Ubiquitel, Inc.........................          362
       253     UGI Corp................................        8,081
       100     UIL Holdings Corp.......................        5,446
       270     Unisource Energy Corp...................        5,022
        43     Unitil Corp.............................        1,285
       711     *U.S. Unwired, Inc (Class A)............        1,991
       633     Vectren Corp............................       15,888
    25,050     Verizon Communications, Inc.............    1,005,758
       174     *West Corp..............................        3,838
       515     Westar Energy, Inc......................        7,534
       335     Western Gas Resources, Inc..............       12,529
       500     *Western Wireless Corp (Class A)........        1,600
       446     WGL Holdings, Inc.......................       11,551
     3,660     b*Williams Communications Group, Inc....           77
     4,449     Williams Cos, Inc.......................       26,650
       980     Wisconsin Energy Corp...................       24,765
       997     b WorldCom, Inc (MCI Group).............          897
    26,632     b*WorldCom, Inc (WorldCom Group)........        2,397
       300     WPS Resources Corp......................       12,249
     3,763     XCEL Energy, Inc........................       63,074
                                                         -----------
               TOTAL UTILITIES                             6,651,982
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $117,135,040)                      93,222,336
                                                         -----------

 PRINCIPAL                                                  VALUE
 ---------                                                  -----
  SHORT TERM INVESTMENT--0.90%
   U.S. GOVERNMENT AND AGENCY--0.90%
               Federal Home Loan Mortgage Corp (FHLMC)
  $845,000       1.900%, 07/01/02......................  $   845,000
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $845,000)                             845,000
                                                         -----------
               TOTAL PORTFOLIO--100.12%
                 (Cost $117,980,040)                      94,067,336
               OTHER ASSETS & LIABILITIES, NET--(0.12%)     (109,021)
                                                         -----------
               NET ASSETS--100.00%                       $93,958,315
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS
 32  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.07%
  AEROSPACE AND DEFENSE--0.87%
       200     *Alliant Techsystems, Inc...............  $    12,756
       100     *Armor Holdings, Inc....................        2,548
     1,900     Boeing Co...............................       85,500
       900     *Echostar Communications Corp (Class
                 A)....................................       16,704
       100     General Dynamics Corp...................       10,633
    13,500     *General Motors Corp....................      140,400
     1,600     *L-3 Communications Holdings, Inc.......       86,400
       300     Lockheed Martin Corp....................       20,844
       462     PerkinElmer, Inc........................        5,105
       100     Rockwell Collins, Inc...................        2,742
       200     *Teledyne Technologies, Inc.............        4,150
       100     *Viasat, Inc............................          843
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   388,625
                                                         -----------
 BASIC INDUSTRIES--0.65%
       100     *Airgas, Inc............................        1,728
       400     Alcoa, Inc..............................       13,260
       200     *American Standard Cos, Inc.............       15,020
       100     American Woodmark Corp..................        5,611
       100     Arch Coal, Inc..........................        2,271
       200     Avery Dennison Corp.....................       12,550
       100     Ball Corp...............................        4,146
       300     Black & Decker Corp.....................       14,460
       200     *BWAY Corp..............................        3,186
       100     *Cabot Microelectronics Corp............        4,316
       100     Cambrex Corp............................        4,010
       100     Clarcor, Inc............................        3,165
        40     Collins & Aikman Corp...................          364
       100     *Collins & Aikman Corp Rts..............            0
       100     Consol Energy, Inc......................        2,125
       100     *Dionex Corp............................        2,679
       300     *Earthshell Corp........................          345
       500     Ecolab, Inc.............................       23,115
       100     Elcor Corp..............................        2,735
       100     *Energy Conversion Devices, Inc.........        1,569
       100     Ferro Corp..............................        3,013
       300     *Freeport-Mcmoran Copper & Gold, Inc
                 (Class A).............................        5,355
       100     Georgia Gulf Corp.......................        2,644
       100     Glatfelter..............................        1,878
       700     *Hecla Mining Co........................        3,270
       200     *Insituform Technologies, Inc (Class
                 A)....................................        4,236
       100     Jacobs Engineering Group, Inc...........        3,476
       100     *Jarden Corp............................        1,978
       800     Kimberly-Clark Corp.....................       49,600
       100     *Lone Star Technologies, Inc............        2,290
       800     Masco Corp..............................       21,673
       100     *Mobile Mini, Inc.......................        1,710
     1,000     Newmont Mining Corp.....................       26,330
       200     Olin Corp...............................        4,430
       100     *Palm Harbor Homes, Inc.................        1,986
       100     Quaker Chemical Corp....................        2,448
       200     Royal Gold, Inc.........................        2,728
       300     *Sealed Air Corp........................       12,081
       200     *Shaw Group, Inc........................        6,140
       100     Stanley Works...........................        4,099
       100     Valspar Corp............................        4,512
       100     WD-40 Co................................        2,776
       100     *William Lyon Homes, Inc................        2,603
                                                         -----------
               TOTAL BASIC INDUSTRIES                        287,911
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--13.45%
       100     *99 Cents Only Stores...................  $     2,565
       300     *Abercrombie & Fitch Co (Class A).......        7,236
       102     *Acclaim Entertainment, Inc.............          360
       200     *Acme Communication, Inc................        1,466
       100     *Aftermarket Technology Corp............        1,918
       200     *Alliance Gaming Corp...................        2,440
       225     *American Eagle Outfitters, Inc.........        4,757
       100     *Ameristar Casinos, Inc.................        2,904
    27,800     AOL Time Warner, Inc....................      408,938
       600     *Apollo Group, Inc (Class A)............       23,652
       200     Applebee's International, Inc...........        4,590
       100     *Argosy Gaming Co.......................        2,840
       100     *Bally Total Fitness Holding Corp.......        1,871
       100     *Beasley Broadcast Group, Inc (Class
                 A)....................................        1,475
     1,100     *Bed Bath & Beyond, Inc.................       41,514
       100     Big Lots, Inc...........................        1,966
       100     Blockbuster, Inc (Class A)..............        2,688
       100     Bob Evans Farms, Inc....................        3,146
       200     *Boyd Gaming Corp.......................        2,876
       200     *Boyds Collection Ltd...................        1,258
       200     *Brinker International, Inc.............        6,350
       600     *Cablevision Systems Corp (Class A).....        5,676
       100     *California Pizza Kitchen, Inc..........        2,480
       100     Callaway Golf Co........................        1,584
       100     *Catalina Marketing Corp................        2,822
       100     Cato Corp (Class A).....................        2,230
       100     *CEC Entertainment, Inc.................        4,130
       100     *Champps Entertainment, Inc.............        1,219
       100     *Charlotte Russe Holding, Inc...........        2,233
       200     *Chico's FAS, Inc.......................        7,264
       200     *Christopher & Banks Corp...............        8,460
       200     *CKE Restaurants, Inc...................        2,272
     9,780     Clear Channel Communications, Inc.......      313,156
       400     *Comcast Corp (Class A) Special.........        9,536
       300     *Copart, Inc............................        4,869
     1,530     *Cox Communications, Inc (Class A)......       42,152
       200     *Cox Radio, Inc (Class A)...............        4,820
       100     *Cumulus Media, Inc (Class A)...........        1,378
       600     Darden Restaurants, Inc.................       14,820
     1,100     Dollar General Corp.....................       20,933
       400     *Dollar Tree Stores, Inc................       15,764
       100     Donaldson Co, Inc.......................        3,504
       100     Dow Jones & Co, Inc.....................        4,845
       100     *Entercom Communications Corp...........        4,588
       100     Factset Research Systems, Inc...........        2,977
     4,600     Family Dollar Stores, Inc...............      162,150
       150     *Fossil, Inc............................        3,084
       100     *Fox Entertainment Group, Inc (Class
                 A)....................................        2,175
       200     Fred's, Inc.............................        7,356
     2,200     Gap, Inc................................       31,240
       300     *Gemstar-TV Guide International, Inc....        1,617
       100     *Genesco, Inc...........................        2,435
       100     *Genesisintermedia, Inc.................            3
       400     *Gentex Corp............................       10,988
       200     Graco, Inc..............................        5,028
       100     *Guitar Center, Inc.....................        1,855
       100     Hancock Fabrics, Inc....................        1,856
     8,100     Harley-Davidson, Inc....................      415,287
       400     Harrah's Entertainment, Inc.............       17,740
       100     Harte-Hanks, Inc........................        2,053
       100     Hilton Hotels Corp......................        1,388
       200     *Hispanic Broadcasting Corp.............        5,220

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   33

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       200     Hollinger International, Inc............  $     2,396
       100     *Hollywood Casino Corp (Class A)........        1,078
       200     *Hollywood Entertainment Corp...........        4,136
       250     *Hot Topic, Inc.........................        6,678
       100     *Information Holdings, Inc..............        2,440
     3,300     *International Game Technology..........      187,110
     1,400     Interpublic Group Of Cos, Inc...........       34,664
       100     *Intertan, Inc..........................        1,115
       100     *Isle Of Capri Casinos, Inc.............        2,023
       100     *Jack In The Box, Inc...................        3,180
       100     *Jo-Ann Stores, Inc (Class A)...........        2,918
       200     *Jones Apparel Group, Inc...............        7,500
     2,600     *Kohl's Corp............................      182,208
       200     *Krispy Kreme Doughnuts, Inc............        6,438
       200     *Kroll, Inc.............................        4,192
       100     La-Z-Boy, Inc...........................        2,520
       100     *Lamar Advertising Co...................        3,719
       200     Leggett & Platt, Inc....................        4,676
    22,700     *Liberty Media Corp (Class A)...........      227,000
       600     Limited, Inc............................       12,780
     1,910     *Lin TV Corp (Class A)..................       51,646
       100     *Linens 'n Things, Inc..................        3,281
       200     Marine Products Corp....................        2,326
       300     Marriott International, Inc (Class A)...       11,415
       200     Maytag Corp.............................        8,530
       600     McGraw-Hill Cos, Inc....................       35,820
       163     *Men's Wearhouse, Inc...................        4,157
       350     *Metro One Telecommunications, Inc......        4,886
       100     *Metro-Goldwyn-Mayer, Inc...............        1,170
       200     *Michaels Stores, Inc...................        7,800
       300     *Midway Games, Inc......................        2,550
       200     *Mohawk Industries, Inc.................       12,306
       100     *Monaco Coach Corp......................        2,130
       100     *Monarch Casino & Resort, Inc...........        1,481
       200     *Mossimo, Inc...........................        1,790
       100     *Movie Gallery, Inc.....................        2,110
       200     MSC Industrial Direct Co (Class A)......        3,900
       100     *MTR Gaming Group, Inc..................        1,670
       250     *Nautilus Group, Inc....................        7,650
       300     New York Times Co (Class A).............       15,444
     4,600     Nike, Inc (Class B).....................      246,790
       166     *Oakley, Inc............................        2,888
     6,270     Omnicom Group, Inc......................      287,166
        85     *O'Reilly Automotive, Inc...............        2,343
       200     *Pacific Sunwear Of California, Inc.....        4,434
       200     *Panera Bread Co (Class A)..............        6,894
       100     *Papa John's International, Inc.........        3,339
       200     *Performance Food Group Co..............        6,772
       200     *Pinnacle Systems, Inc..................        2,198
       100     *Pixar, Inc.............................        4,410
       100     Polaris Industries, Inc.................        6,500
       200     *Presstek, Inc..........................          800
     1,100     *Primedia, Inc..........................        1,342
       100     *Private Media Group, Inc...............          286
       100     *Quiksilver, Inc........................        2,480
       100     *Rare Hospitality International, Inc....        2,692
       100     *Regent Communications, Inc.............          706
       100     Regis Corp..............................        2,700
       100     *Rent-A-Center, Inc.....................        5,799
       100     Riviana Foods, Inc......................        2,534
       200     Ross Stores, Inc........................        8,146
       200     Ruby Tuesday, Inc.......................        3,880

   SHARES                                                   VALUE
   ------                                                   -----
       300     *Ryan's Family Steak Houses, Inc........  $     3,957
       100     Schawk, Inc.............................        1,070
       100     *Scholastic Corp........................        3,790
       200     *SCP Pool Corp..........................        5,552
       100     Scripps (E.W.) Co (Class A).............        7,698
       100     *Shuffle Master, Inc....................        1,837
       250     *Sonic Corp.............................        7,853
       100     *Sotheby's Holdings, Inc (Class A)......        1,425
       200     *Spanish Broadcasting System, Inc (Class
                 A)....................................        2,000
       200     *Sports Resorts International, Inc......        1,080
     1,600     *Starbucks Corp.........................       39,760
       100     *Station Casinos, Inc...................        1,785
       400     *Stein Mart, Inc........................        4,748
       200     Sturm Ruger & Co, Inc...................        2,826
       100     *Sylvan Learning Systems, Inc...........        1,994
       100     Talbots, Inc............................        3,500
       100     Tanger Factory Outlet Centers, Inc......        2,950
     5,900     Target Corp.............................      224,790
       200     *The Cheesecake Factory, Inc............        7,096
       200     *The Sports Authority, Inc..............        2,268
       100     Thor Industries, Inc....................        7,124
       300     *THQ, Inc...............................        8,946
     7,050     Tiffany & Co............................      248,160
       100     *Timberland Co (Class A)................        3,582
     2,400     TJX Cos, Inc............................       47,064
       200     *Too, Inc...............................        6,160
       108     *Topps Co, Inc..........................        1,086
       100     *Universal Electronics, Inc.............        1,496
       700     *Univision Communications, Inc (Class
                 A)....................................       21,980
       500     *U.S.A. Networks, Inc...................       11,725
       100     *Vastera, Inc...........................          439
    11,127     *Viacom, Inc (Class B)..................      493,705
    28,500     Wal-Mart Stores, Inc....................    1,567,785
       200     Wendy's International, Inc..............        7,962
       200     Westwood One, Inc.......................        6,680
       300     Wiley (John) & Sons, Inc (Class A)......        7,194
       400     *Williams-Sonoma, Inc...................       12,264
       100     Winnebago Industries, Inc...............        4,400
       100     WMS Industries, Inc.....................        1,225
       100     Woodward Governor Co....................        5,912
     1,530     *Yahoo!, Inc............................       22,583
       900     *Yum Brands, Inc........................       26,308
       200     *Zomax, Inc.............................          780
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     6,010,468
                                                         -----------
 CONSUMER NON-CYCLICAL--11.80%
       100     Alberto-Culver Co (Class B).............        4,778
       800     *Amazon.Com, Inc........................       13,000
       100     *American Italian Pasta Co (Class A)....        5,099
     2,300     Anheuser-Busch Cos, Inc.................      115,000
       100     *Aramark Corp (Class B).................        2,498
       200     *Autozone, Inc..........................       15,460
     7,700     Avon Products, Inc......................      402,248
     1,300     *Best Buy Co, Inc.......................       47,190
       300     *BJ's Wholesale Club, Inc...............       11,550
       100     *Boston Beer Co, Inc (Class A)..........        1,590
       200     Brown-Forman Corp (Class B).............       13,796
       200     *Cadiz, Inc.............................        1,700
       222     *CDW Computer Centers, Inc..............       10,392
       100     Church & Dwight Co, Inc.................        3,133
       100     Circuit City Stores, Inc (Circuit City
                 Group)................................        1,873
       400     Clorox Co...............................       16,532
       200     *Coach, Inc.............................       10,980
     6,700     Coca-Cola Co............................      375,200

                       SEE NOTES TO FINANCIAL STATEMENTS
 34  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
       800     Coca-Cola Enterprises, Inc..............  $    17,664
     5,000     Colgate-Palmolive Co....................      250,250
       100     *Cost Plus, Inc.........................        3,046
       700     Costco Wholesale Corp...................       27,034
        98     *Del Monte Foods Co.....................        1,156
        95     Delta & Pine Land Co....................        1,910
       200     Dial Corp...............................        4,004
       100     Dreyer's Grand Ice Cream, Inc...........        6,860
     1,800     *eBay, Inc..............................      110,916
       400     Estee Lauder Cos (Class A)..............       14,080
       100     *Factory 2-U Stores, Inc................        1,385
       200     Fastenal Co.............................        7,702
       100     Fleming Cos, Inc........................        1,815
       100     *Furniture Brands International, Inc....        3,023
       900     General Mills, Inc......................       39,655
    11,600     Gillette Co.............................      392,892
       500     HJ Heinz Co.............................       20,550
       200     Hershey Foods Corp......................       12,500
    28,400     Home Depot, Inc.........................    1,043,132
       200     *Insight Enterprises, Inc...............        5,038
       100     Interstate Bakeries Corp................        2,886
       200     International Flavors & Fragrances,
                 Inc...................................        6,494
        22     JM Smucker Co...........................          751
       600     Kellogg Co..............................       21,516
     2,928     Kraft Foods, Inc (Class A)..............      119,902
     2,100     *Kroger Co..............................       41,790
       200     Lance, Inc..............................        2,912
     2,900     Lowe's Cos..............................      131,660
     1,400     Mattel, Inc.............................       29,485
       400     McCormick & Co, Inc (Non-Vote)..........       10,300
       300     Herman Miller, Inc......................        6,090
       100     Nature's Sunshine Products, Inc.........        1,131
       100     *NBTY, Inc..............................        1,548
       800     Pepsi Bottling Group, Inc...............       24,640
    13,400     Pepsico, Inc............................      645,880
       200     *Perrigo Co.............................        2,600
       500     *Petsmart, Inc..........................        8,020
     8,900     Philip Morris Cos, Inc..................      388,752
       500     *Priceline.com, Inc.....................        1,395
     3,000     Procter & Gamble Co.....................      267,900
       800     RadioShack Corp.........................       24,048
       800     *Rite Aid Corp..........................        1,880
       900     *Safeway, Inc...........................       26,271
     1,400     Sara Lee Corp...........................       28,896
       100     Schweitzer-Mauduit International, Inc...        2,458
       100     *Skechers USA, Inc (Class A)............        2,161
     1,800     *Staples, Inc...........................       35,460
       100     Tootsie Roll Industries, Inc............        3,856
       100     *Tuesday Morning Corp...................        1,856
       183     Tupperware Corp.........................        3,805
       100     *Tweeter Home Entertainment Group,
                 Inc...................................        1,634
       100     Universal Corp..........................        3,670
       500     UST, Inc................................       17,000
       100     *Valuevision International, Inc (Class
                 A)....................................        1,815
     9,000     Walgreen Co.............................      346,834
       100     *Weight Watchers International, Inc.....        4,342
       200     *Whole Foods Market, Inc................        9,644
       400     Wrigley (Wm.) Jr Co.....................       22,140
       100     *Yankee Candle Co, Inc..................        2,709
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 5,272,762
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 ENERGY--2.23%
       100     Amerada Hess Corp.......................  $     8,248
       500     Anadarko Petroleum Corp.................       24,650
     3,610     Apache Corp.............................      207,503
     9,900     Baker Hughes, Inc.......................      329,571
       100     Berry Petroleum Co (Class A)............        1,685
     3,900     BJ Services Co..........................      132,132
       300     Burlington Resources, Inc...............       11,400
       200     *Cal Dive International, Inc............        4,400
       100     Carbo Ceramics, Inc.....................        3,695
       500     *Chesapeake Energy Corp.................        3,600
       200     *Cooper Cameron Corp....................        9,684
     2,900     Diamond Offshore Drilling, Inc..........       82,650
       400     Ensco International, Inc................       10,904
       100     *Evergreen Resources, Inc...............        4,250
       100     *Forest Oil Corp........................        2,843
       100     Frontier Oil Corp.......................        1,760
       100     Getty Realty Corp.......................        2,025
       100     *Grant Prideco, Inc.....................        1,360
       700     *Grey Wolf, Inc.........................        2,863
       100     *Gulf Island Fabrication, Inc...........        1,834
       900     Halliburton Co..........................       14,346
       300     *Hanover Compressor Co..................        4,050
       300     *Key Energy Services, Inc...............        3,150
       100     *Key Production Co, Inc.................        1,950
       100     *Magnum Hunter Resources, Inc...........          789
        20     *Magnum Hunter Resources, Inc Wts
                 03/21/05..............................           17
       100     *Maverick Tube Corp.....................        1,500
       100     Murphy Oil Corp.........................        8,250
       400     *Nabors Industries Ltd..................       14,120
       200     *National-Oilwell, Inc..................        4,210
       200     *Newfield Exploration Co................        7,434
       400     Ocean Energy, Inc.......................        8,668
       125     Patina Oil & Gas Corp...................        3,429
       200     *Patterson-UTI Energy, Inc..............        5,646
       100     *Plains Resources, Inc..................        2,675
       100     Pogo Producing Co.......................        3,262
       200     *Pride International, Inc...............        3,132
       100     *Pure Resources, Inc....................        2,080
       100     *Remington Oil & Gas Corp...............        1,992
       300     Rowan Cos, Inc..........................        6,435
       100     RPC, Inc................................        1,180
       200     *Smith International, Inc...............       13,638
       100     *Spinnaker Exploration Co...............        3,602
       100     St. Mary Land & Exploration Co..........        2,393
       100     *Stone Energy Corp......................        4,025
       200     *Superior Energy Services, Inc..........        2,030
       100     Tidewater, Inc..........................        3,292
       100     Unit Corp...............................        1,735
       200     *Varco International, Inc...............        3,508
       100     *W-H Energy Services, Inc...............        2,216
       300     *Weatherford International Ltd..........       12,960
       100     XTO Energy, Inc.........................        2,060
                                                         -----------
               TOTAL ENERGY                                  996,831
                                                         -----------
 FINANCIAL SERVICES--9.09%
       100     *Affiliated Managers Group, Inc.........        6,150
     1,100     Aflac, Inc..............................       35,200
       100     Alabama National Bancorp................        4,327
       200     Allied Capital Corp.....................        4,530
     2,600     American Express Co.....................       94,432
    14,300     American International Group, Inc.......      975,689
       300     *AmeriCredit Corp.......................        8,415
       500     *Ameritrade Holdings Corp (Class A).....        2,290

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   35

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       100     Anchor Bancorp Wisconsin, Inc...........  $     2,409
     1,000     Bank Of New York Co, Inc................       33,750
       100     *Blackrock, Inc.........................        4,430
       100     *Brookline Bancorp, Inc.................        2,528
       200     Brown & Brown, Inc......................        6,300
       900     Capital One Financial Corp..............       54,945
       200     *Catellus Development Corp..............        4,080
       100     Cathay Bancorp, Inc.....................        4,148
       110     Centennial Bancorp......................          867
       100     Chittenden Corp.........................        2,898
       400     *Choicepoint, Inc.......................       18,233
    17,333     Citigroup, Inc..........................      671,654
       100     City Bank...............................        3,200
       100     City Holding Co.........................        2,339
       100     Commerce Bancorp, Inc...................        4,418
       100     CPB, Inc................................        4,593
       300     Crown American Realty Trust.............        2,814
       200     CVB Financial Corp......................        4,542
       200     Dime Community Bancshares...............        4,534
       200     Doral Financial Corp....................        6,678
       500     *E*trade Group, Inc.....................        2,730
       200     East West Bancorp, Inc..................        6,904
       200     Eaton Vance Corp........................        6,240
     8,700     Fannie Mae..............................      641,625
       200     Federal Realty Investment Trust.........        5,538
       300     Federated Investors, Inc (Class B)......       10,371
     4,800     Fifth Third Bancorp.....................      319,920
       100     Financial Federal Corp..................        3,310
       100     First Bancorp (Puerto Rico).............        3,770
       100     First Financial Bankshares, Inc.........        4,182
       100     First Financial Holdings, Inc...........        3,213
       100     First Niagara Financial Group, Inc......        2,774
       100     Franklin Financial Corp.................        2,550
     2,500     Freddie Mac.............................      153,000
       300     Gallagher (Arthur J.) & Co..............       10,395
       302     Gartner, Inc (Class A)..................        3,050
       200     Glimcher Realty Trust...................        3,696
       100     Greater Bay Bancorp.....................        3,076
       100     Harleysville National Corp..............        2,699
       200     Hilb, Rogal & Hamilton Co...............        9,050
       244     Hooper Holmes, Inc......................        1,952
       500     Household International, Inc............       24,850
       200     Hudson United Bancorp...................        5,712
       100     International Bancshares Corp...........        4,222
       300     *Investment Technology Group, Inc.......        9,810
       200     Investors Financial Services Corp.......        6,708
       200     ITT Educational Services, Inc...........        4,360
       200     John Nuveen Co (Class A)................        5,140
       200     *Knight Trading Group, Inc..............        1,048
       200     *LaBranche & Co, Inc....................        4,580
       100     Leeds Federal Bankshares, Inc...........        3,195
       100     Legg Mason, Inc.........................        4,932
       100     Manufactured Home Communities, Inc......        3,510
     1,000     Marsh & McLennan Cos, Inc...............       96,600
     2,700     MBNA Corp...............................       89,289
       700     Mellon Financial Corp...................       21,988
       100     Midwest Banc Holdings, Inc..............        2,987
       200     Mills Corp..............................        6,200
       100     Mission West Properties, Inc............        1,219
       100     NASB Financial, Inc.....................        2,198
       100     National Penn Bancshares, Inc...........        2,618
       100     *NetBank, Inc...........................        1,165

   SHARES                                                   VALUE
   ------                                                   -----
       300     Neuberger Berman, Inc...................  $    10,980
       100     North Fork Bancorp, Inc.................        3,979
     2,800     Northern Trust Corp.....................      123,368
       300     New York Community Bancorp, Inc.........        8,130
       100     OceanFirst Financial Corp...............        2,412
       133     Pacific Capital Bancorp.................        3,176
       100     Pacific Northwest Bancorp...............        3,130
       100     Pennsylvania Real Estate Investment
                 Trust.................................        2,709
       500     Progressive Corp........................       28,915
       100     Provident Bancorp, Inc..................        2,802
       900     *Providian Financial Corp...............        5,292
     1,480     *Prudential Financial, Inc..............       49,373
       100     Sandy Spring Bancorp, Inc...............        3,213
       100     Saul Centers, Inc.......................        2,590
     4,100     Charles Schwab Corp.....................       45,920
       300     SEI Investments Co......................        8,451
       600     Slm Corp................................       58,140
       200     *Southwest Bancorp Of Texas, Inc........        7,244
       200     St. Joe Co..............................        6,000
       300     Starwood Hotels & Resorts Worldwide,
                 Inc...................................        9,861
       800     State Street Corp.......................       35,760
       300     Sterling Bancshares, Inc................        4,431
       100     Stilwell Financial, Inc.................        1,820
       100     Susquehanna Bancshares, Inc.............        2,269
     1,000     Synovus Financial Corp..................       27,520
       167     *Syntroleum Corp........................          481
       100     TCF Financial Corp......................        4,908
       100     Texas Regional Bancshares, Inc (Class
                 A)....................................        4,866
       100     Three Rivers Bancorp, Inc...............        1,779
       100     Town & Country Trust....................        2,240
       100     Trust Co Of New Jersey..................        2,568
       400     Trustco Bank Corp Ny....................        5,268
       100     UCBH Holdings, Inc......................        3,801
       100     United Bankshares, Inc..................        2,938
       300     *UnitedGlobalcom, Inc (Class A).........          825
     1,900     UnumProvident Corp......................       48,355
       300     Waddell & Reed Financial, Inc (Class
                 A)....................................        6,876
       200     Washington Real Estate Investment
                 Trust.................................        5,780
       100     Washington Trust Bancorp, Inc...........        2,369
       500     Wells Fargo & Co........................       25,020
       100     Westamerica Bancorp.....................        3,918
       100     *WFS Financial, Inc.....................        2,741
       100     *World Acceptance Corp..................          840
       100     Zenith National Insurance Corp..........        3,183
                                                         -----------
               TOTAL FINANCIAL SERVICES                    4,059,010
                                                         -----------
 HEALTH CARE--25.71%
    16,942     Abbott Laboratories.....................      637,866
       100     *Accredo Health, Inc....................        4,626
       100     *Adolor Corp............................        1,126
       400     *AdvancePCS.............................        9,576
       100     *Affymetrix, Inc........................        2,399
       100     *Aksys Ltd..............................          690
       300     *Alaris Medical, Inc....................        1,992
       100     *Albany Molecular Research, Inc.........        2,114
     4,750     *Alcon, Inc.............................      162,688
       300     *Alkermes, Inc..........................        4,803
       600     Allergan, Inc...........................       40,050
       100     *Alliance Imaging, Inc..................        1,348
       100     *Allscripts Healthcare Solutions, Inc...          374
       100     *American Medical Systems Holdings,
                 Inc...................................        2,006
       100     *American Healthways, Inc...............        1,780
       100     *Ameripath, Inc.........................        2,400
       237     AmerisourceBergen Corp..................       18,012

                       SEE NOTES TO FINANCIAL STATEMENTS
 36  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
    18,600     Amgen, Inc..............................  $   778,968
       100     *Amsurg Corp............................        2,626
       200     *Amylin Pharmaceuticals, Inc............        2,188
       200     *Andrx Corp.............................        5,394
     3,020     *Anthem, Inc............................      203,790
       100     *Antigenics, Inc........................          985
       100     *Apogent Technologies, Inc..............        2,057
       800     Applera Corp (Applied Biosystems
                 Group)................................       15,592
       100     *Apria Healthcare Group, Inc............        2,240
       100     *Ariad Pharmaceuticals, Inc.............          416
       100     Arrow International, Inc................        3,905
       100     *Arthrocare Corp........................        1,286
       100     *Atrix Laboratories, Inc................        2,225
       125     *Barr Laboratories, Inc.................        7,941
     9,900     Baxter International, Inc...............      440,055
       200     Beckman Coulter, Inc....................        9,980
       100     Becton Dickinson & Co...................        3,443
       100     *Bio-Rad Laboratories, Inc (Class A)....        4,549
       600     *Biogen, Inc............................       24,858
       200     *BioMarin Pharmaceutical, Inc...........        1,044
     1,000     Biomet, Inc.............................       27,120
     1,000     *Boston Scientific Corp.................       29,320
     2,700     Bristol-Myers Squibb Co.................       69,390
     7,800     Cardinal Health, Inc....................      478,998
       100     *Cardiodynamics International Corp......          372
       900     *Caremark Rx, Inc.......................       14,850
       300     *Celgene Corp...........................        4,590
       200     *Cephalon, Inc..........................        9,040
       100     *Cerner Corp............................        4,783
       100     *Cerus Corp.............................        3,388
       100     *Charles River Laboratories
                 International, Inc....................        3,505
       400     *Chiron Corp............................       14,140
       100     *Cobalt Corp............................        2,278
       100     *Columbia Laboratories, Inc.............          600
       200     *Community Health Systems, Inc..........        5,360
       100     *Conmed Corp............................        2,231
       100     *Connetics Corp.........................        1,292
       100     Cooper Cos, Inc.........................        4,710
       200     *Covance, Inc...........................        3,750
       100     *Coventry Health Care, Inc..............        2,840
       100     *Cubist Pharmaceuticals, Inc............          941
       100     *Cyberonics, Inc........................        1,312
       500     *Cytyc Corp.............................        3,810
       250     *DaVita, Inc............................        5,950
        75     *Dendrite International, Inc............          725
       400     Dentsply International, Inc.............       14,764
       100     Diagnostic Products Corp................        3,700
       100     *Dianon Systems, Inc....................        5,342
       100     *Durect Corp............................          800
       187     *Eclipsys Corp..........................        1,227
       200     *Edwards Lifesciences Corp..............        4,640
        97     Elan Corp plc (Contingent Value Rts)....            1
       100     *Endo Pharmaceuticals Holdings, Inc.....          700
       100     *Endocare, Inc..........................        1,321
       105     *Enzo Biochem, Inc......................        1,505
       100     *Enzon, Inc.............................        2,461
       100     *Esperion Therapeutics, Inc.............          543
       300     *Express Scripts, Inc (Class A).........       15,033
       400     *First Health Group Corp................       11,216
       100     Fisher Scientific International, Inc....        2,800
       700     *Forest Laboratories, Inc...............       49,560
       800     *Genentech, Inc.........................       26,800

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Genta, Inc.............................  $       829
       700     *Genzyme Corp (General Division)........       13,468
       100     *Geron Corp.............................          458
       700     *Gilead Sciences, Inc...................       23,016
     1,200     *Guidant Corp...........................       36,276
       200     *Haemonetics Corp.......................        5,840
       100     *Hanger Orthopedic Group, Inc...........        1,517
     1,600     HCA, Inc................................       76,000
       700     *Health Management Associates, Inc
                 (Class A).............................       14,105
       100     *Human Genome Sciences, Inc.............        1,340
       100     *I-many, Inc............................          275
       200     ICN Pharmaceuticals, Inc................        4,842
       400     *IDEC Pharmaceuticals Corp..............       14,180
       100     *Idexx Laboratories, Inc................        2,579
       100     *IDX Systems Corp.......................        1,302
       100     *Igen International, Inc................        3,150
       100     *Ilex Oncology, Inc.....................        1,409
     1,300     *Immunex Corp...........................       29,042
       100     Immunomedics, Inc.......................          521
       100     *Impath, Inc............................        1,795
     1,200     IMS Health, Inc.........................       21,540
       100     *Inamed Corp............................        2,672
       100     *Indevus Pharmaceuticals, Inc...........          116
       100     *InterMune, Inc.........................        2,110
       100     *Intuitive Surgical, Inc................          847
       200     *Isis Pharmaceuticals, Inc..............        1,902
       600     *IVAX Corp..............................        6,480
    21,800     Johnson & Johnson.......................    1,139,268
     6,927     *King Pharmaceuticals, Inc..............      154,126
       100     *KOS Pharmaceuticals, Inc...............        2,035
       100     *La Jolla Pharmaceutical Co.............          625
       100     *LabOne, Inc............................        2,597
     2,800     *Laboratory Corp Of America Holdings....      127,820
       200     *LifePoint Hospitals, Inc...............        7,262
       200     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................        2,900
     6,800     Lilly (Eli) & Co........................      383,520
       400     *Lincare Holdings, Inc..................       12,920
       100     *Martek Biosciences Corp................        2,092
       700     McKesson Corp...........................       22,890
       100     *Medicis Pharmaceutical Corp (Class
                 A)....................................        4,276
     1,107     *Medimmune, Inc.........................       29,225
        31     *MedQuist, Inc..........................          826
    14,500     Medtronic, Inc..........................      621,325
       200     Mentor Corp.............................        7,342
     5,300     Merck & Co, Inc.........................      268,392
       100     *MGI Pharma, Inc........................          706
       300     *Mid Atlantic Medical Services, Inc.....        9,405
       600     *Millennium Pharmaceuticals, Inc........        7,290
       212     *Millipore Corp.........................        6,780
       100     *Molecular Devices Corp.................        1,780
       100     *Mright Medical Group, Inc..............        2,014
       143     *Mykrolis Corp..........................        1,689
       400     Mylan Laboratories, Inc.................       12,540
       100     *Napro Biotherapeutics, Inc.............          656
       100     *Neurocrine Biosciences, Inc............        2,865
       100     *Neurogen Corp..........................        1,169
       100     *Noven Pharmaceuticals, Inc.............        2,550
       100     *NPS Pharmaceuticals, Inc...............        1,532
       100     *Ocular Sciences, Inc...................        2,650
       100     Omnicare, Inc...........................        2,624
       100     *On Assignment, Inc.....................        1,780
       100     *OraSure Technologies, Inc..............          650
       176     *Organogenesis, Inc.....................           35

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   37

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       101     *Orthodontic Centers Of America, Inc....  $     2,328
       100     *Orthologic Corp........................          551
       100     *OSI Pharmaceuticals, Inc...............        2,402
       200     Owens & Minor, Inc......................        3,952
       400     *Oxford Health Plans, Inc...............       18,584
       200     *Patterson Dental Co....................       10,066
       100     *Per Se Technologies, Inc...............          920
       300     *Peregrine Pharmaceuticals, Inc.........          351
    68,000     Pfizer, Inc.............................    2,380,000
       200     *Pharmaceutical Product Development,
                 Inc...................................        5,268
       100     *Pharmaceutical Resources, Inc..........        2,778
    24,541     Pharmacia Corp..........................      919,060
       100     *Possis Medical, Inc....................        1,235
       100     *Priority Healthcare Corp (Class B).....        2,350
       300     *Province Healthcare Co.................        6,708
       300     *Quest Diagnostics, Inc.................       25,815
       200     *Quintiles Transnational Corp...........        2,498
       200     *Radiologix, Inc........................        3,046
       100     *Regeneron Pharmaceuticals, Inc.........        1,451
       100     *RehabCare Group, Inc...................        2,403
       200     *Renal Care Group, Inc..................        6,230
       100     *Res-Care, Inc..........................          660
       100     *Resmed, Inc............................        2,940
       175     *Respironics, Inc.......................        5,959
       100     *Rigel Pharmaceuticals, Inc.............          365
       100     *Sangstat Medical Corp..................        2,298
    14,364     Schering-Plough Corp....................      353,354
       200     *Scios, Inc.............................        6,122
       200     *Sepracor, Inc..........................        1,910
       100     *Serologicals Corp......................        1,829
       200     SICOR, Inc..............................        3,708
       200     *Sierra Health Services, Inc............        4,466
       300     St. Jude Medical, Inc...................       22,155
       200     *Stericycle, Inc........................        7,082
       200     *Steris Corp............................        3,822
       600     Stryker Corp............................       32,106
       100     *SurModics, Inc.........................        2,599
       200     *Syncor International Corp..............        6,300
       200     *Techne Corp............................        5,644
     5,500     Tenet Healthcare Corp...................      393,525
       200     *Texas Biotechnology Corp...............          780
       160     *Theragenics Corp.......................        1,349
       100     *Transkaryotic Therapies, Inc...........        3,605
       200     *Triad Hospitals, Inc...................        8,476
       181     *Triangle Pharmaceuticals, Inc..........          491
       100     *Trigon Healthcare, Inc.................       10,056
       100     *Trimeris, Inc..........................        4,439
       100     *Tularik, Inc...........................          917
       100     *Umilab Corp............................        2,737
     3,300     UnitedHealth Group, Inc.................      302,115
       100     Universal Health Services, Inc (Class
                 B)....................................        4,900
       200     Varian Medical Systems, Inc.............        8,110
       100     *Varian, Inc............................        3,295
       100     *VCA Antech, Inc........................        1,556
       300     Ventas, Inc.............................        3,825
       100     *Versicor, Inc..........................        1,345
       300     *Visx, Inc..............................        3,270
       100     *VitalWorks, Inc........................          818
       600     *Waters Corp............................       16,020
       200     *Watson Pharmaceuticals, Inc............        5,054
       400     *WebMD Corp.............................        2,252
       600     *Wellpoint Health Networks, Inc.........       46,686

   SHARES                                                   VALUE
   ------                                                   -----
     8,100     Wyeth...................................  $   414,720
       100     X-Rite, Inc.............................          851
       700     *Zimmer Holdings, Inc...................       24,962
                                                         -----------
               TOTAL HEALTH CARE                          11,488,336
                                                         -----------
 OTHER--1.51%
       200     ABM Industries, Inc.....................        3,472
       110     *Acacia Research Corp...................          781
       100     Acuity Brands, Inc......................        1,820
       200     *Administaff, Inc.......................        2,000
       200     *Career Education Corp..................        9,000
       500     Cintas Corp.............................       24,715
       100     *Corinthian Colleges, Inc...............        3,387
       200     *Corporate Executive Board Co...........        6,850
       100     *CoStar Group, Inc......................        2,053
       100     Courier Corp............................        3,994
       200     *DeVry, Inc.............................        4,568
       100     *Dun & Bradstreet Corp..................        3,303
       100     *Education Management Corp..............        4,073
       200     Ennis Business Forms, Inc...............        2,606
       300     *Exult, Inc.............................        1,950
       100     *Forrester Research, Inc................        1,940
       273     *Getty Images, Inc......................        5,943
       200     *Gtech Holdings Corp....................        5,108
       500     H & R Block, Inc........................       23,075
       100     *Heidrick & Struggles International,
                 Inc...................................        1,997
       300     Honeywell International, Inc............       10,569
       100     *Itron, Inc.............................        2,623
       100     Kelly Services, Inc (Class A)...........        2,699
       100     *Labor Ready, Inc.......................          583
       100     Manpower, Inc...........................        3,673
       200     Matthews International Corp (Class A)...        4,670
       600     Moody's Corp............................       29,850
       100     *MSC.Software Corp......................          895
       100     New England Business Services, Inc......        2,512
       100     *Prepaid Legal Services, Inc............        1,990
       100     *R.H. Donnelley Corp....................        2,797
       600     Robert Half International, Inc..........       13,980
       200     Rollins, Inc............................        4,068
       100     Standard Register Co....................        3,417
       100     *Symyx Technologies, Inc................        1,392
     2,500     Sysco Corp..............................       68,050
       100     Talx Corp...............................        1,896
       100     *Teletech Holdings, Inc.................          954
       300     *TMP Worldwide, Inc.....................        6,450
    21,584     Tyco International Ltd..................      291,600
     1,500     United Technologies Corp................      101,850
       200     Viad Corp...............................        5,200
                                                         -----------
               TOTAL OTHER                                   674,353
                                                         -----------
 PRODUCER DURABLES--6.64%
     1,100     3M Co...................................      135,300
       100     *Active Power, Inc......................          361
       100     *AGCO Corp..............................        1,950
       200     *Allied Waste Industries, Inc...........        1,920
       100     American States Water Co................        2,648
       180     Ametek, Inc.............................        6,705
       100     Baldor Electric Co......................        2,518
       200     *Brooks-PRI Automation, Inc.............        5,112
       100     *Capstone Turbine Corp..................          166
       100     *Coinstar, Inc..........................        2,445
       100     b*Covanta Energy Corp...................            2
       100     *Cuno, Inc..............................        3,618
       400     Danaher Corp............................       26,540

                       SEE NOTES TO FINANCIAL STATEMENTS
 38  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 PRODUCER DURABLES--(CONTINUED)
       200     Federal Signal Corp.....................  $     4,800
       100     *Flow International Corp................          674
       100     *Flowserve Corp.........................        2,980
       200     *FMC Technologies, Inc..................        4,152
       100     *FuelCell Energy, Inc...................        1,029
    91,750     General Electric Co.....................    2,665,338
       100     *Genlyte Group, Inc.....................        4,063
       100     *Headwaters, Inc........................        1,575
       400     Illinois Tool Works, Inc................       27,312
       100     Kaydon Corp.............................        2,361
       100     *Littelfuse, Inc........................        2,313
       100     Manitowoc Co, Inc.......................        3,549
       100     Mine Safety Appliances Co...............        3,998
       100     *National Instruments Corp..............        3,256
       300     *Newpark Resources, Inc.................        2,205
       100     NN, Inc.................................        1,280
       100     *Photon Dynamics, Inc...................        3,000
       500     Pitney Bowes, Inc.......................       19,860
       300     *Power-One, Inc.........................        1,866
        68     *Rayovac Corp...........................        1,260
       100     Roper Industries, Inc...................        3,730
       300     *Tetra Tech, Inc........................        4,410
       100     *Thomas & Betts Corp....................        1,858
       100     *Waste Connections, Inc.................        3,124
       300     Waste Management, Inc...................        7,809
                                                         -----------
               TOTAL PRODUCER DURABLES                     2,967,087
                                                         -----------
 TECHNOLOGY--26.17%
       500     *Acterna Corp...........................          206
       100     *Actel Corp.............................        2,102
       300     *Activision, Inc........................        8,718
       222     *Actuate Corp...........................          999
       100     *Acxiom Corp............................        1,749
     1,100     *ADC Telecommunications, Inc............        2,519
     1,000     Adobe Systems, Inc......................       28,500
       200     *Advanced Digital Information Corp......        1,686
       100     *Advanced Energy Industries, Inc........        2,218
       200     *Advanced Fibre Communications, Inc.....        3,308
     2,200     Advanced Micro Devices, Inc.............       21,384
       100     *Advent Software, Inc...................        2,570
       300     *Aeroflex, Inc..........................        2,085
       100     *Aether Systems, Inc....................          295
       400     *Affiliated Computer Services, Inc
                 (Class A).............................       18,992
    27,600     *Agere Systems, Inc (Class A)...........       38,640
     1,833     *Agere Systems, Inc (Class B)...........        2,750
       100     *Agile Software Corp....................          727
       700     *Agilent Technologies, Inc..............       16,555
       200     *Akamai Technologies, Inc...............          260
       100     *Alliance Data Systems Corp.............        2,555
       200     *Alloy, Inc.............................        2,888
     1,600     *Altera Corp............................       21,760
     2,872     *Amdocs Ltd.............................       21,684
       200     *American Management Systems, Inc.......        3,822
       100     *American Superconductor Corp...........          546
       400     *Amkor Technology, Inc..................        2,488
       200     *Amphenol Corp (Class A)................        7,200
       200     *Anadigics, Inc.........................        1,648
    10,700     *Analog Devices, Inc....................      317,790
       168     *Answerthink, Inc.......................          637
       100     *Ansys, Inc.............................        2,010
       100     *APAC Customer Services, Inc............          590
    24,800     *Applied Materials, Inc.................      471,696
     5,800     *Applied Micro Circuits Corp............       27,434

   SHARES                                                   VALUE
   ------                                                   -----
       100     Arbitron, Inc...........................  $     3,120
       400     *Ariba, Inc.............................        1,276
       300     *Arris Group, Inc.......................        1,344
     1,100     *Ascential Software Corp................        3,069
       100     *Asiainfo Holdings, Inc.................        1,325
       100     *Aspen Technology, Inc..................          834
       150     *Astropower, Inc........................        2,946
       100     *Asyst Technologies, Inc................        2,035
       543     b*At Home Corp (Series A)...............            1
       300     *At Road, Inc...........................        1,851
       800     *Atmel Corp.............................        5,008
       100     *ATMI, Inc..............................        2,237
       200     *Auspex Systems, Inc....................           50
     5,400     Automatic Data Processing, Inc..........      235,170
       600     *Avaya, Inc.............................        2,970
       400     *Avocent Corp...........................        6,368
     5,456     *Brocade Communications Systems, Inc....       95,371
       400     *Axcelis Technologies, Inc..............        4,520
     1,300     *BEA Systems, Inc.......................       12,363
       500     *Bisys Group, Inc.......................       16,650
       100     *Black Box Corp.........................        4,073
       600     *BMC Software, Inc......................        9,960
       200     *Borland Software Corp..................        2,060
        24     *Brightpoint, Inc.......................           61
     2,300     *Broadcom Corp (Class A)................       40,342
       914     *BroadVision, Inc.......................          283
       100     C&D Technologies, Inc...................        1,802
     1,100     *Cadence Design Systems, Inc............       17,732
       100     *Carreker Corp..........................        1,150
       100     *Centillium Communications, Inc.........          872
       200     *Ceridian Corp..........................        3,796
       200     *Certegy, Inc...........................        7,422
       300     *Checkfree Corp.........................        4,692
       100     *ChipPAC, Inc...........................          618
       100     *Chordiant Software, Inc................          195
     1,000     *CIENA Corp.............................        4,190
    73,149     *Cisco Systems, Inc.....................    1,020,429
       700     *Citrix Systems, Inc....................        4,228
       208     *CNET Networks, Inc.....................          414
       100     *Cognex Corp............................        2,005
       100     Cohu, Inc...............................        1,728
       200     Computer Associates International,
                 Inc...................................        3,178
       100     *Computer Network Technology Corp.......          613
       700     *Compuware Corp.........................        4,249
       600     *Comverse Technology, Inc...............        5,556
     2,000     *Concord EFS, Inc.......................       60,280
       300     *Concurrent Computer Corp...............        1,395
       500     *Conexant Systems, Inc..................          810
       700     *Convergys Corp.........................       13,636
       100     *CoorsTek, Inc..........................        3,091
     1,800     *Corning, Inc...........................        6,390
       100     *Covansys Corp..........................          562
       100     *Credence Systems Corp..................        1,777
       200     *CSG Systems International, Inc.........        3,828
        68     CTS Corp................................          819
       100     Cubic Corp..............................        2,370
       200     *Cymer, Inc.............................        7,008
       300     *Cypress Semiconductor Corp.............        4,554
       450     *Datastream Systems, Inc................        3,195
    21,400     *Dell Computer Corp.....................      559,396
       300     Deluxe Corp.............................       11,667
       100     *DiamondCluster International, Inc
                 (Class A).............................          598
       100     *Digital Insight Corp...................        1,645

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   39

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       200     *Documentum, Inc........................  $     2,400
       516     *DoubleClick, Inc.......................        3,741
        63     *DSP Group, Inc.........................        1,235
       400     *DST Systems, Inc.......................       18,284
       100     *Dupont Photomasks, Inc.................        3,248
       200     *E.piphany, Inc.........................          878
       100     *Echelon Corp...........................        1,288
       200     *eFunds Corp............................        1,898
       200     *Electro Scientific Industries, Inc.....        4,860
       100     *Electroglas, Inc.......................        1,000
       400     *Electronic Arts, Inc...................       26,420
     1,500     Electronic Data Systems Corp............       55,725
    17,600     EMC Corp................................      132,880
       100     *Emcore Corp............................          600
       300     *Emulex Corp............................        6,753
       100     *Entegris, Inc..........................        1,460
       300     *Enterasys Networks, Inc................          534
       200     *Entrust, Inc...........................          544
         1     *Epicor Software Corp...................            2
       600     Equifax, Inc............................       16,200
       100     *Espeed, Inc (Class A)..................        1,091
       100     *Exar Corp..............................        1,972
     1,700     b*Exds, Inc.............................           15
       300     *Extreme Networks, Inc..................        3,027
       100     *F5 Networks, Inc.......................          978
       200     Fair, Isaac & Co, Inc...................        6,574
       400     *Fairchild Semiconductor International,
                 Inc (Class A).........................        9,720
       100     *FEI Co.................................        2,451
       200     *Filenet Corp...........................        2,900
     3,100     First Data Corp.........................      115,320
       800     *Fiserv, Inc............................       29,368
       100     *Flir Systems, Inc......................        4,197
       200     *Foundry Networks, Inc..................        1,406
       100     *Freemarkets, Inc.......................        1,413
       100     Global Payments, Inc....................        2,975
       400     *Globespan Virata, Inc..................        1,548
       100     *Handspring, Inc........................          174
       220     *Harmonic, Inc..........................          805
       100     Harris Corp.............................        3,624
       850     Helix Technology Corp...................       17,510
       300     Henry (Jack) & Associates, Inc..........        5,007
       100     *HNC Software, Inc......................        1,670
       700     *i2 Technologies, Inc...................        1,036
       450     *Identix, Inc...........................        3,285
       200     *Informatica Corp.......................        1,418
       377     *Inktomi Corp...........................          332
       100     *Integrated Circuit Systems, Inc........        2,019
     2,500     *Integrated Device Technology, Inc......       45,350
    65,400     Intel Corp..............................    1,194,858
     6,700     International Business Machines Corp....      482,400
       100     *Intercept, Inc.........................        2,072
       221     *Interdigital Communications Corp.......        2,000
       200     *Intergraph Corp........................        3,488
       100     *Intermagnetics General Corp............        2,020
       500     *Internap Network Services Corp.........          115
       300     *International Rectifier Corp...........        8,745
     1,800     *Internet Security Systems, Inc.........       23,616
       300     *Intersil Corp (Class A)................        6,414
         2     *InterWorld Corp........................            0
       300     *Interwoven, Inc........................          915
       600     *Intuit, Inc............................       29,832
       200     *Iron Mountain, Inc.....................        6,170

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Ixia...................................  $       582
       300     *J.D. Edwards & Co......................        3,645
       600     *Jabil Circuit, Inc.....................       12,666
     2,400     *JDS Uniphase Corp......................        6,408
       800     *Juniper Networks, Inc..................        4,520
       200     Keane, Inc..............................        2,480
       100     *Keynote Systems, Inc...................          732
     3,100     *KLA-Tencor Corp........................      136,369
       300     *Kopin Corp.............................        1,980
       300     *KPMG Consulting, Inc...................        4,458
       200     *Kronos, Inc............................        6,098
       100     *Kulicke & Soffa Industries, Inc........        1,239
     4,600     *Lam Research Corp......................       82,708
       300     *Lattice Semiconductor Corp.............        2,622
       400     *Legato Systems, Inc....................        1,440
       500     *Lexmark International, Inc.............       27,200
       300     *Liberate Technologies..................          792
       100     *Lightbridge, Inc.......................          845
     4,100     Linear Technology Corp..................      128,863
       500     *LSI Logic Corp.........................        4,375
       206     *LTX Corp...............................        2,942
       200     *Macromedia, Inc........................        1,774
       200     *Macrovision Corp.......................        2,622
       100     *Manhattan Associates, Inc..............        3,216
       100     *Mapinfo Corp...........................          910
       100     *Matrixone, Inc.........................          610
     5,200     *Maxim Integrated Products, Inc.........      199,316
       200     *Maxtor Corp............................          904
       100     *McData Corp (Class A)..................          881
       462     *Mentor Graphics Corp...................        6,570
       100     *Mercury Computer Systems, Inc..........        2,070
       300     *Mercury Interactive Corp...............        6,888
       100     *MetaSolv, Inc..........................          399
       100     *Mettler-Toledo International, Inc......        3,687
       300     *Micrel, Inc............................        4,314
       900     *Microchip Technology, Inc..............       24,687
       300     *Micromuse, Inc.........................        1,392
     6,100     Micron Technology, Inc..................      123,342
       100     Microsemi Corp..........................          660
    43,100     *Microsoft Corp.........................    2,357,570
       100     *MKS Instruments, Inc...................        2,007
       300     Molex, Inc..............................       10,059
    15,300     Motorola, Inc...........................      220,626
       300     *MRV Communications, Inc................          459
     3,211     *National Semiconductor Corp............       93,665
       100     NDCHealth Corp..........................        2,790
     1,000     Network Appliance, Inc..................       12,440
       100     *Netegrity, Inc.........................          616
       100     *NETIQ Corp.............................        2,263
       200     *Netro Corp.............................          456
     4,400     *Network Associates, Inc................       84,788
       200     *New Focus, Inc.........................          594
       200     *Newport Corp...........................        3,132
       100     *Novadigm, Inc..........................          727
     6,100     *Novellus Systems, Inc..................      207,400
       100     *Nuance Communications, Inc.............          418
       400     *Nvidia Corp............................        6,872
       100     *NYFIX, Inc.............................          850
       200     *Oak Technology, Inc....................          906
       100     *ON Semiconductor Corp..................          206
       100     *Onyx Software Corp.....................          338
       300     *Openwave Systems, Inc..................        1,683
       400     *Oplink Communications, Inc.............          292

                       SEE NOTES TO FINANCIAL STATEMENTS
 40  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
    63,100     *Oracle Corp............................  $   597,557
       100     *Overture Services, Inc.................        2,498
       100     *Packeteer, Inc.........................          442
     1,000     *Parametric Technology Corp.............        3,430
       300     *Paxson Communications Corp.............        1,650
     1,400     Paychex, Inc............................       43,806
     1,100     *Peoplesoft, Inc........................       16,368
       300     *Perot Systems Corp (Class A)...........        3,267
       100     *Photronics, Inc........................        1,894
       100     *Plantronics, Inc.......................        1,901
       200     *Plexus Corp............................        3,620
       100     *PLX Technology, Inc....................          425
       400     *PMC-Sierra, Inc........................        3,708
       300     *Polycom, Inc...........................        3,597
       500     *Portal Software, Inc...................          375
       100     *Power Integrations, Inc................        1,790
       200     *Powerwave Technologies, Inc............        1,832
       200     *PRG-Schultz International, Inc.........        2,462
       400     *QLogic Corp............................       15,240
       100     *Probusiness Services, Inc..............        1,457
       177     *Progress Software Corp.................        2,612
     3,800     *Qualcomm, Inc..........................      104,462
       100     *Quest Software, Inc....................        1,453
       200     Quixote Corp............................        3,390
       100     *Radiant Systems, Inc...................        1,303
       100     *Radisys Corp...........................        1,163
       500     *Rambus, Inc............................        2,045
       600     *Rational Software Corp.................        4,926
       300     *RealNetworks, Inc......................        1,221
       100     *Red Hat, Inc...........................          587
       500     *Redback Networks, Inc..................          895
       200     *Retek, Inc.............................        4,860
       200     Reynolds & Reynolds Co (Class A)........        5,590
       500     *RF Micro Devices, Inc..................        3,810
       300     *Riverstone Networks, Inc...............          939
       100     *Rogers Corp............................        2,731
       200     *S1 Corp................................        1,478
       100     *Sanchez Computer Associates, Inc.......          446
       200     *Sandisk Corp...........................        2,480
    12,400     *Sanmina-SCI Corp.......................       78,244
       200     *Sapient Corp...........................          212
       100     *Secure Computing Corp..................          755
       100     *Seebeyond Technology Corp..............          310
       100     *Semitool, Inc..........................          816
       400     *Semtech Corp...........................       10,680
       100     *Serena Software, Inc...................        1,370
     7,200     *Siebel Systems, Inc....................      102,384
       200     *Silicon Image, Inc.....................        1,224
       300     *Silicon Storage Technology, Inc........        2,340
     2,500     *Solectron Corp.........................       15,375
       100     *Somera Communications, Inc.............          714
       100     *SonicWALL, Inc.........................          502
       600     *Sonus Networks, Inc....................        1,212
       100     *Sourcecorp.............................        2,650
       100     *Spectralink Corp.......................        1,064
     4,600     STMicroelectronics NV (New York Shs)....      111,918
       200     *Storage Technology Corp................        3,194
       300     *Starbase Corp..........................           63
       200     *StorageNetworks, Inc...................          394
    23,100     *Sun Microsystems, Inc..................      115,731
     1,100     *Sungard Data Systems, Inc..............       29,128
       400     *Sybase, Inc............................        4,220

   SHARES                                                   VALUE
   ------                                                   -----
       300     *Sycamore Networks, Inc.................  $     1,158
     2,100     *Symantec Corp..........................       68,985
       400     Symbol Technologies, Inc................        3,400
       300     *Synopsys, Inc..........................       16,443
     8,620     *Taiwan Semiconductor Manufacturing Co
                 Ltd
                 (Spon ADR)............................      112,060
       100     *Take-Two Interactive Software, Inc.....        2,059
       100     Technitrol, Inc.........................        2,330
       368     *Tekelec................................        2,955
     1,500     *Tellabs, Inc...........................        9,300
       100     *Tellium, Inc...........................           93
     2,300     *Teradyne, Inc..........................       54,050
    17,522     Texas Instruments, Inc..................      415,271
       100     *Therma-Wave, Inc.......................        1,139
       200     *Tibco Software, Inc....................        1,112
       225     *Titan Corp.............................        4,115
       100     Total System Services, Inc..............        1,881
       100     *Transaction Systems Architects, Inc
                 (Class A).............................        1,176
       100     *Trimble Navigation Ltd.................        1,550
       300     *Triquint Semiconductor, Inc............        1,923
       100     *Trizetto Group, Inc....................          855
       100     *Unisys Corp............................          900
       100     *Universal Access Global Holdings,
                 Inc...................................           19
       100     *Universal Display Corp.................          830
       100     *Varian Semiconductor Equipment
                 Associates, Inc.......................        3,393
       100     *Veeco Instruments, Inc.................        2,311
       800     *VeriSign, Inc..........................        5,752
     5,800     *Veritas Software Corp..................      114,782
       100     *Verity, Inc............................        1,109
       100     *Vicor Corp.............................          699
       100     *Viewpoint Corp.........................          482
       400     *Vignette Corp..........................          788
       100     Virco Manufacturing Corp................        1,310
        98     *Vishay Intertechnology, Inc............        2,156
       300     *Vitria Technology, Inc.................          288
       300     *webMethods, Inc........................        2,970
       100     *Websense, Inc..........................        2,557
       100     *Wesco International, Inc...............          630
       700     *Western Digital Corp...................        2,275
       200     *Wind River Systems, Inc................        1,002
       100     *Wireless Facilities, Inc...............          490
       100     *Xicor, Inc.............................          404
     4,399     *Xilinx, Inc............................       98,670
       100     *Zebra Technologies Corp (Class A)......        4,822
       100     *Zygo Corp..............................          805
                                                         -----------
               TOTAL TECHNOLOGY                           11,691,840
                                                         -----------
 TRANSPORTATION--0.40%
       214     *Airtran Holdings, Inc..................        1,145
       200     *Atlantic Coast Airlines Holdings,
                 Inc...................................        4,340
       100     *BE Aerospace, Inc......................        1,318
       400     C.H. Robinson Worldwide, Inc............       13,412
       100     *EGL, Inc...............................        1,696
       400     Expeditors International Of Washington,
                 Inc...................................       13,264
       100     *Forward Air Corp.......................        3,278
       100     *Frontier Airlines, Inc.................          813
       100     *Mesa Air Group, Inc....................          920
       600     Sabre Holdings Corp.....................       21,480
       200     Skywest, Inc............................        4,678
     1,300     Southwest Airlines Co...................       20,983
       200     *Swift Transportation Co, Inc...........        4,660
     1,400     United Parcel Service, Inc (Class B)....       86,450
                                                         -----------
               TOTAL TRANSPORTATION                          178,437
                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   41

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
  UTILITIES--0.55%
     3,800     *A T & T Wireless Services, Inc.........  $    22,230
     1,100     *AES Corp...............................        5,962
       100     *AirGate PCS, Inc.......................          100
       100     *Alamosa Holdings, Inc..................          141
       300     *Allegiance Telecom, Inc................          549
     1,011     *American Tower Corp (Class A)..........        3,488
       310     b*Arch Wireless, Inc....................            0
       400     *Calpine Corp...........................        2,812
       100     *Centennial Communications Corp.........          244
       100     *Chiles Offshore, Inc...................        2,425
       600     Citizens Communications Co..............        5,016
       100     Commonwealth Telephone Enterprises,
                 Inc...................................        4,022
       300     *Crown Castle International Corp........        1,179
     2,000     b*Enron Corp............................          212
         2     *Focal Communications Corp..............            5
        15     *Focal Communications Corp Wts
                 12/14/07..............................            0
       100     *General Communication, Inc (Class A)...          667
        20     b*ITC Deltacom, Inc.....................            1
       100     Kinder Morgan, Inc......................        3,802
       600     *Level 3 Communications, Inc............        1,770
       500     *Mirant Corp............................        3,650
       100     b*Newpower Holdings, Inc................            2
     2,200     *Nextel Communications, Inc (Class A)...        7,062
       100     *Nextel Partners, Inc (Class A).........          301
       100     Otter Tail Corp.........................        3,150
       100     b*Pinnacle Holdings, Inc................            1
       300     *Price Communications Corp..............        4,800
     2,600     *Qwest Communications International,
                 Inc...................................        8,085
         2     *RCN Corp...............................            3
       175     Skyworks Solutions, Inc.................          974
       100     *Southwestern Energy Co.................        1,519
       200     *Spectrasite Holdings, Inc..............           36
    33,766     *Sprint Corp (PCS Group)................      150,934
       200     *Time Warner Telecom, Inc (Class A).....          336
       200     *Triton PCS Holdings, Inc (Class A).....          780
       100     UGI Corp................................        3,192
       100     *U.S. Unwired, Inc (Class A)............          280
         2     *Vast Solutions, Inc (Class B1).........            0
         2     *Vast Solutions, Inc (Class B2).........            0
         2     *Vast Solutions, Inc (Class B3).........            0
       100     *West Corp..............................        2,205
       100     Western Gas Resources, Inc..............        3,740
       100     Williams Cos, Inc.......................          600
                                                         -----------
               TOTAL UTILITIES                               246,275
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $65,992,320)                       44,261,935
                                                         -----------
PRINCIPAL                                                  VALUE
---------                                                  -----
  SHORT TERM INVESTMENT--0.67%
   U.S. GOVERNMENT AND AGENCY--0.67%
               Federal Home Loan Mortgage Corp (FHLMC)
  $300,000       1.900%, 07/01/02......................  $   300,000
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $300,000)                             300,000
                                                         -----------
               TOTAL PORTFOLIO--99.74%
                 (Cost $66,293,320)                       44,561,935
               OTHER ASSETS & LIABILITIES, NET--0.26%        115,424
                                                         -----------
               NET ASSETS--100.00%                       $44,677,359
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS
 42  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

  Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.59%
  AEROSPACE AND DEFENSE--1.55%
     2,188     Boeing Co...............................  $    98,460
        50     *EnPro Industries, Inc..................          263
     5,218     General Dynamics Corp...................      554,934
       254     Goodrich Corp...........................        6,939
     1,331     Lockheed Martin Corp....................       92,505
       364     Northrop Grumman Corp...................       45,500
       324     PerkinElmer, Inc........................        3,580
     1,186     Raytheon Co.............................       48,330
       836     Rockwell Collins, Inc...................       22,922
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   873,433
                                                         -----------
 BASIC INDUSTRIES--4.60%
     7,332     Air Products & Chemicals, Inc...........      370,046
       517     Alcan, Inc..............................       19,398
     2,016     Alcoa, Inc..............................       66,830
       219     Allegheny Technologies, Inc.............        3,460
       300     *American Standard Cos, Inc.............       22,530
       262     Avery Dennison Corp.....................       16,441
       916     Barrick Gold Corp (U.S.)................       17,395
       200     Bemis Co................................        9,500
       498     Black & Decker Corp.....................       24,004
       100     Boise Cascade Corp......................        3,453
       324     Centex Corp.............................       18,724
     2,281     Dow Chemical Co.........................       78,421
     2,925     Du Pont (E.I.) de Nemours & Co..........      129,870
       182     Eastman Chemical Co.....................        8,536
       706     Ecolab, Inc.............................       32,638
       796     Engelhard Corp..........................       22,543
       473     Fluor Corp..............................       18,423
       891     *Freeport-Mcmoran Copper & Gold, Inc
                 (Class A).............................       15,904
     1,219     Georgia-Pacific Corp....................       29,963
       300     Great Lakes Chemical Corp...............        7,947
       343     *Hercules, Inc..........................        3,979
       356     *Inco Ltd Co (U.S.).....................        8,060
     1,811     International Paper Co..................       78,923
     7,956     Kimberly-Clark Corp.....................      493,272
       329     *Louisiana-Pacific Corp.................        3,484
     1,435     Masco Corp..............................       38,903
       460     MeadWestvaco Corp.......................       15,438
    12,993     Newmont Mining Corp.....................      342,106
       207     Nucor Corp..............................       13,463
       593     *Pactiv Corp............................       14,113
       286     *Phelps Dodge Corp......................       11,783
     2,082     Placer Dome, Inc (U.S.).................       23,339
     1,000     Plum Creek Timber Co, Inc...............       30,700
       708     PPG Industries, Inc.....................       43,825
     6,769     Praxair, Inc............................      385,630
       707     Rohm & Haas Co..........................       28,626
       294     *Sealed Air Corp........................       11,839
       480     Sherwin-Williams Co.....................       14,366
       340     Sigma-Aldrich Corp......................       17,051
       200     Snap-On, Inc............................        5,938
       306     Stanley Works...........................       12,549
       200     Temple-Inland, Inc......................       11,572
       602     United States Steel Corp................       11,974
       336     Vulcan Materials Co.....................       14,717
       441     Weyerhaeuser Co.........................       28,158
       322     Worthington Industries, Inc.............        5,828
                                                         -----------
               TOTAL BASIC INDUSTRIES                      2,585,662
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--11.37%
       335     *American Greetings Corp (Class A)......  $     5,581
    27,728     AOL Time Warner, Inc....................      407,879
       500     *Apollo Group, Inc (Class A)............       19,710
    19,562     Autoliv, Inc............................      492,962
       856     *Bed Bath & Beyond, Inc.................       32,305
       360     Big Lots, Inc...........................        7,085
       330     Brunswick Corp..........................        9,240
     2,393     Carnival Corp...........................       66,262
     1,886     Clear Channel Communications, Inc.......       60,390
     3,000     *Comcast Corp (Class A) Special.........       71,520
       300     Cooper Tire & Rubber Co.................        6,165
    10,550     *Cox Communications, Inc (Class A)......      290,653
       788     Dana Corp...............................       14,602
       995     Darden Restaurants, Inc.................       24,577
     2,633     Delphi Corp.............................       34,756
       443     Dillard's, Inc (Class A)................       11,646
     1,078     Dollar General Corp.....................       20,514
       210     Dow Jones & Co, Inc.....................       10,175
       549     Eastman Kodak Co........................       16,014
     9,738     Family Dollar Stores, Inc...............      343,265
       882     *Federated Department Stores, Inc.......       35,015
     4,453     Ford Motor Co...........................       71,248
       746     Gannett Co, Inc.........................       56,621
     1,497     Gap, Inc................................       21,257
     1,918     General Motors Corp.....................      102,517
       318     Genuine Parts Co........................       11,089
       360     Goodyear Tire & Rubber Co...............        6,736
     1,218     Harley-Davidson, Inc....................       62,447
       307     Harrah's Entertainment, Inc.............       13,615
       679     Hilton Hotels Corp......................        9,438
       500     *International Game Technology..........       28,350
     1,159     Interpublic Group Of Cos, Inc...........       28,697
     1,400     J.C. Penney Co, Inc.....................       30,828
       398     Johnson Controls, Inc...................       32,481
       400     *Jones Apparel Group, Inc...............       15,000
       291     Knight Ridder, Inc......................       18,318
       958     *Kohl's Corp............................       67,137
       455     Leggett & Platt, Inc....................       10,647
    27,993     *Liberty Media Corp (Class A)...........      279,930
     2,016     Limited, Inc............................       42,941
       202     Liz Claiborne, Inc......................        6,424
       692     Marriott International, Inc (Class A)...       26,331
       576     May Department Stores Co................       18,968
       388     Maytag Corp.............................       16,548
     4,435     McDonald's Corp.........................      126,176
       558     McGraw-Hill Cos, Inc....................       33,313
       122     Meredith Corp...........................        4,679
       496     New York Times Co (Class A).............       25,544
     1,079     Nike, Inc (Class B).....................       57,888
    66,000     Nissan Motor Co Ltd.....................      457,046
       532     Nordstrom, Inc..........................       12,050
       417     Omnicom Group, Inc......................       19,099
       487     R.R. Donnelley & Sons Co................       13,417
       255     *Reebok International Ltd...............        7,523
       668     Sears Roebuck & Co......................       36,272
     1,200     *Starbucks Corp.........................       29,820
     3,146     Target Corp.............................      119,863
     8,493     Tiffany & Co............................      298,954
     2,248     TJX Cos, Inc............................       44,083
       950     Tribune Co..............................       41,325
       592     TRW, Inc................................       33,732
       700     *Univision Communications, Inc (Class
                 A)....................................       21,980

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   43

  Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       521     VF Corp.................................  $    20,428
     1,514     *Viacom, Inc (Class A)..................       67,312
     4,015     *Viacom, Inc (Class B)..................      178,146
       370     Visteon Corp............................        5,254
    28,860     Wal-Mart Stores, Inc....................    1,587,589
     6,374     Walt Disney Co..........................      120,469
       264     Wendy's International, Inc..............       10,515
       168     Whirlpool Corp..........................       10,980
     1,900     *Yahoo!, Inc............................       28,044
       908     *Yum Brands, Inc........................       26,559
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     6,395,944
                                                         -----------
 CONSUMER NON-CYCLICAL--10.76%
       133     Alberto-Culver Co (Class B).............        6,357
       701     Albertson's, Inc........................       21,352
     2,404     Anheuser-Busch Cos, Inc.................      120,200
     1,076     Archer Daniels Midland Co...............       13,762
       443     *Autozone, Inc..........................       34,244
     1,057     Avon Products, Inc......................       55,218
     7,563     *Best Buy Co, Inc.......................      274,537
       247     Brown-Forman Corp (Class B).............       17,043
     1,193     Campbell Soup Co........................       32,998
       371     Circuit City Stores, Inc (Circuit City
                 Group)................................        6,956
       743     Clorox Co...............................       30,723
     7,837     Coca-Cola Co............................      438,872
     1,388     Coca-Cola Enterprises, Inc..............       30,647
     9,150     Colgate-Palmolive Co....................      457,958
     2,137     Conagra Foods, Inc......................       59,088
       169     Coors (Adolph) Co (Class B).............       10,529
     1,000     Costco Wholesale Corp...................       38,620
       719     CVS Corp................................       22,001
    23,260     Diageo plc..............................      302,078
     8,903     General Mills, Inc......................      392,444
     3,686     Gillette Co.............................      124,845
       462     Hasbro, Inc.............................        6,265
       317     Hershey Foods Corp......................       19,813
     1,027     HJ Heinz Co.............................       42,210
    14,964     Home Depot, Inc.........................      549,628
       242     International Flavors & Fragrances,
                 Inc...................................        7,863
        79     JM Smucker Co...........................        2,696
     1,643     Kellogg Co..............................       58,918
     2,448     *Kroger Co..............................       48,715
    10,885     Lowe's Cos..............................      494,179
     1,292     Mattel, Inc.............................       27,235
     1,745     Nestle S.A. (Regd)......................      406,889
       752     Newell Rubbermaid, Inc..................       26,365
       865     *Office Depot, Inc......................       14,532
     1,300     Pepsi Bottling Group, Inc...............       40,040
    14,021     Pepsico, Inc............................      675,812
     6,713     Philip Morris Cos, Inc..................      293,224
     4,050     Procter & Gamble Co.....................      361,665
       449     RadioShack Corp.........................       13,497
     1,490     *Safeway, Inc...........................       43,493
     2,351     Sara Lee Corp...........................       48,525
     1,400     *Staples, Inc...........................       27,580
     1,068     *Toys "R" Us, Inc.......................       18,658
       200     Tupperware Corp.........................        4,158
     1,726     Unilever NV (New York Shs)..............      111,845
       309     UST, Inc................................       10,506
     3,648     Walgreen Co.............................      140,922

   SHARES                                                   VALUE
   ------                                                   -----
       868     Winn-Dixie Stores, Inc..................  $    13,532
       938     Wrigley (Wm.) Jr Co.....................       51,918
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 6,051,155
                                                         -----------
 ENERGY--8.74%
       215     Amerada Hess Corp.......................       17,738
       780     Anadarko Petroleum Corp.................       38,454
     9,014     Apache Corp.............................      518,125
       162     Ashland, Inc............................        6,561
    13,619     Baker Hughes, Inc.......................      453,377
       300     BJ Services Co..........................       10,164
    13,359     Burlington Resources, Inc...............      507,642
     3,483     ChevronTexaco Corp......................      308,246
     2,440     Conoco, Inc.............................       67,832
       500     Devon Energy Corp.......................       24,640
       600     EOG Resources, Inc......................       23,820
    54,206     Exxon Mobil Corp........................    2,218,110
       724     Halliburton Co..........................       11,541
       223     Kerr-McGee Corp.........................       11,942
       499     Marathon Oil Corp.......................       13,533
       122     *McDermott International, Inc...........          988
       400     *Nabors Industries Ltd..................       14,120
       300     *Noble Corp.............................       11,580
     1,578     Occidental Petroleum Corp...............       47,324
       851     Phillips Petroleum Co...................       50,107
       213     Rowan Cos, Inc..........................        4,569
     6,899     Royal Dutch Petroleum Co (New York
                 Shs)..................................      381,308
     2,077     Schlumberger Ltd........................       96,581
       186     Sunoco, Inc.............................        6,627
       977     Transocean, Inc.........................       30,434
     1,064     Unocal Corp.............................       39,304
                                                         -----------
               TOTAL ENERGY                                4,914,667
                                                         -----------
 FINANCIAL SERVICES--19.19%
     1,200     ACE Ltd.................................       37,920
     2,024     Aflac, Inc..............................       64,768
     1,745     Allstate Corp...........................       64,530
       200     Ambac Financial Group, Inc..............       13,440
     4,508     American Express Co.....................      163,731
    22,236     American International Group, Inc.......    1,517,162
       721     Amsouth Bancorp.........................       16,136
       488     AON Corp................................       14,386
    15,952     Bank Of America Corp....................    1,122,383
     1,722     Bank Of New York Co, Inc................       58,118
     3,160     Bank One Corp...........................      121,597
       925     BB&T Corp...............................       35,705
       474     Bear Stearns Cos, Inc...................       29,009
       653     Capital One Financial Corp..............       39,866
     2,954     Charles Schwab Corp.....................       33,085
       440     Charter One Financial, Inc..............       15,127
       703     Chubb Corp..............................       49,772
       585     Cincinnati Financial Corp...............       27,220
    41,982     Citigroup, Inc..........................    1,626,803
       370     Comerica, Inc...........................       22,718
       835     *Conseco, Inc...........................        1,670
       454     Countrywide Credit Industries, Inc......       21,906
     1,300     Equity Office Properties Trust..........       39,130
       800     Equity Residential Properties Trust.....       23,000
    11,122     Fannie Mae..............................      820,248
     1,987     Fifth Third Bancorp.....................      132,434
       700     First Tennessee National Corp...........       26,810
     9,890     FleetBoston Financial Corp..............      319,942
       784     Franklin Resources, Inc.................       33,430
     1,916     Freddie Mac.............................      117,259

                       SEE NOTES TO FINANCIAL STATEMENTS
 44  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

  Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       658     Golden West Financial Corp..............  $    45,257
     5,100     Goldman Sachs Group, Inc................      374,085
       607     Hartford Financial Services Group,
                 Inc...................................       36,098
     1,686     Household International, Inc............       83,794
     1,106     Huntington Bancshares, Inc..............       21,479
       263     Jefferson-Pilot Corp....................       12,361
       600     John Hancock Financial Services, Inc....       21,120
     6,656     JP Morgan Chase & Co....................      225,772
       749     Keycorp.................................       20,448
       552     Lehman Brothers Holdings, Inc...........       34,511
       342     Lincoln National Corp...................       14,364
       819     Marsh & McLennan Cos, Inc...............       79,115
     1,000     Marshall & Ilsley Corp..................       30,930
       292     MBIA, Inc...............................       16,507
     3,057     MBNA Corp...............................      101,095
     1,685     Mellon Financial Corp...................       52,960
     2,714     Merrill Lynch & Co, Inc.................      109,917
     1,800     Metlife, Inc............................       51,840
       241     MGIC Investment Corp....................       16,340
     3,687     Morgan Stanley Dean Witter & Co.........      158,836
     1,442     National City Corp......................       47,947
     7,468     Northern Trust Corp.....................      329,040
     1,090     PNC Financial Services Group, Inc.......       56,985
       907     Progressive Corp........................       52,470
       550     *Providian Financial Corp...............        3,234
     1,121     Regions Financial Corp..................       39,403
    13,161     Safeco Corp.............................      406,543
       500     Simon Property Group, Inc...............       18,420
       368     Slm Corp................................       35,659
     1,500     SouthTrust Corp.........................       39,180
       420     St. Paul Cos, Inc.......................       16,346
       900     Starwood Hotels & Resorts Worldwide,
                 Inc...................................       29,601
       748     State Street Corp.......................       33,436
       708     Stilwell Financial, Inc.................       12,886
     1,054     Suntrust Banks, Inc.....................       71,377
     1,381     Synovus Financial Corp..................       38,005
       280     T Rowe Price Group, Inc.................        9,206
       491     Torchmark Corp..........................       18,756
       908     Union Planters Corp.....................       29,392
     4,937     UnumProvident Corp......................      125,647
    29,286     U.S. Bancorp............................      683,828
     4,155     Wachovia Corp...........................      158,638
     2,665     Washington Mutual, Inc..................       98,898
     5,623     Wells Fargo & Co........................      281,487
       400     XL Capital Ltd (Class A)................       33,880
       200     Zions Bancorp...........................       10,420
                                                         -----------
               TOTAL FINANCIAL SERVICES                   10,796,818
                                                         -----------
 HEALTH CARE--17.17%
    16,262     Abbott Laboratories.....................      612,264
    12,145     Aetna, Inc..............................      582,596
     1,728     *Alcon, Inc.............................       59,184
       307     Allergan, Inc...........................       20,492
       300     AmerisourceBergen Corp..................       22,800
    12,857     Amgen, Inc..............................      538,451
     1,177     Applera Corp (Applied Biosystems
                 Group)................................       22,940
       118     Bard (C.R.), Inc........................        6,676
       300     Bausch & Lomb, Inc......................       10,155
    10,688     Baxter International, Inc...............      475,082
     1,181     Becton Dickinson & Co...................       40,685
       248     *Biogen, Inc............................       10,275
       486     Biomet, Inc.............................       13,180
       661     *Boston Scientific Corp.................       19,381

   SHARES                                                   VALUE
   ------                                                   -----
     5,712     Bristol-Myers Squibb Co.................  $   146,798
     8,288     Cardinal Health, Inc....................      508,966
       600     *Chiron Corp............................       21,210
       326     Cigna Corp..............................       31,759
       500     *Forest Laboratories, Inc...............       35,400
       600     *Genzyme Corp (General Division)........       11,544
       913     *Guidant Corp...........................       27,600
     1,547     HCA, Inc................................       73,483
       700     *Health Management Associates, Inc
                 (Class A).............................       14,105
     1,116     *Healthsouth Corp.......................       14,274
       511     *Humana, Inc............................        7,987
     1,700     *Immunex Corp...........................       37,978
     1,520     IMS Health, Inc.........................       27,284
    14,024     Johnson & Johnson.......................      732,894
    11,388     *King Pharmaceuticals, Inc..............      253,383
     3,338     Lilly (Eli) & Co........................      188,263
       264     *Manor Care, Inc........................        6,072
       853     McKesson Corp...........................       27,893
       700     *Medimmune, Inc.........................       18,480
     3,776     Medtronic, Inc..........................      161,802
     7,136     Merck & Co, Inc.........................      361,367
       300     *Millipore Corp.........................        9,594
       293     Pall Corp...............................        6,080
    50,194     Pfizer, Inc.............................    1,756,790
    17,375     Pharmacia Corp..........................      650,694
       566     *Quintiles Transnational Corp...........        7,069
    19,868     Schering-Plough Corp....................      488,753
       294     St. Jude Medical, Inc...................       21,712
       600     Stryker Corp............................       32,106
       956     Tenet Healthcare Corp...................       68,402
     6,990     UnitedHealth Group, Inc.................      639,935
       400     *Waters Corp............................       10,680
       323     *Watson Pharmaceuticals, Inc............        8,162
       512     *Wellpoint Health Networks, Inc.........       39,839
    14,422     Wyeth...................................      738,406
     1,001     *Zimmer Holdings, Inc...................       35,696
                                                         -----------
               TOTAL HEALTH CARE                           9,656,621
                                                         -----------
 OTHER--1.56%
     3,263     Cendant Corp............................       51,816
       800     Cintas Corp.............................       39,544
       151     Crane Co................................        3,832
       571     Dover Corp..............................       19,985
       479     Fortune Brands, Inc.....................       26,824
       646     H & R Block, Inc........................       29,813
     2,943     Honeywell International, Inc............      103,682
       310     ITT Industries, Inc.....................       21,886
       594     Loews Corp..............................       31,476
       584     Moody's Corp............................       29,054
       300     Robert Half International, Inc..........        6,990
       418     Supervalu, Inc..........................       10,254
     1,328     Sysco Corp..............................       36,148
       248     Textron, Inc............................       11,631
       300     *TMP Worldwide, Inc.....................        6,450
    25,156     Tyco International Ltd..................      339,858
     1,615     United Technologies Corp................      109,659
                                                         -----------
               TOTAL OTHER                                   878,902
                                                         -----------
 PRODUCER DURABLES--4.95%
     1,132     3M Co...................................      139,236
       609     *Allied Waste Industries, Inc...........        5,846
       741     Caterpillar, Inc........................       36,272
       404     Cooper Industries Ltd (Class A).........       15,877
       200     Cummins, Inc............................        6,620

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   45

  Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 PRODUCER DURABLES--(CONTINUED)
       428     Danaher Corp............................  $    28,398
       981     Deere & Co..............................       46,990
     5,013     Eaton Corp..............................      364,696
     1,297     Emerson Electric Co.....................       69,402
    61,827     General Electric Co.....................    1,796,074
     1,099     Illinois Tool Works, Inc................       75,062
       685     Ingersoll-Rand Co (Class A).............       31,277
       100     Navistar International Corp.............        3,200
       426     Paccar, Inc.............................       18,910
       261     Parker Hannifin Corp....................       12,473
       918     Pitney Bowes, Inc.......................       36,463
       200     *Power-One, Inc.........................        1,244
       936     Rockwell Automation, Inc................       18,701
       124     *Thomas & Betts Corp....................        2,306
     1,901     Waste Management, Inc...................       49,521
       214     WW Grainger, Inc........................       10,721
     2,337     *Xerox Corp.............................       16,289
                                                         -----------
               TOTAL PRODUCER DURABLES                     2,785,578
                                                         -----------
 TECHNOLOGY--14.20%
     2,384     *ADC Telecommunications, Inc............        5,459
     1,258     Adobe Systems, Inc......................       35,853
       998     Advanced Micro Devices, Inc.............        9,701
        14     *Agere Systems, Inc (Class A)...........           20
     2,798     *Agere Systems, Inc (Class B)...........        4,197
     1,365     *Agilent Technologies, Inc..............       32,282
     1,300     *Altera Corp............................       17,680
       300     *American Power Conversion Corp.........        3,789
     9,688     *Analog Devices, Inc....................      287,734
       185     *Andrew Corp............................        2,760
       846     *Apple Computer, Inc....................       14,991
     5,832     *Applied Materials, Inc.................      110,925
       900     *Applied Micro Circuits Corp............        4,257
       200     Autodesk, Inc...........................        2,650
     1,965     Automatic Data Processing, Inc..........       85,576
       673     *Avaya, Inc.............................        3,331
       760     *BMC Software, Inc......................       12,616
       800     *Broadcom Corp (Class A)................       14,032
     1,300     *CIENA Corp.............................        5,447
    47,411     *Cisco Systems, Inc.....................      661,383
       516     *Citrix Systems, Inc....................        3,117
     1,753     Computer Associates International,
                 Inc...................................       27,855
       588     Computer Sciences Corp..................       28,106
     1,127     *Compuware Corp.........................        6,841
       552     *Comverse Technology, Inc...............        5,112
     1,600     *Concord EFS, Inc.......................       48,224
       759     *Conexant Systems, Inc..................        1,230
       500     *Convergys Corp.........................        9,740
     2,893     *Corning, Inc...........................       10,270
     8,200     *Dell Computer Corp.....................      214,348
       167     Deluxe Corp.............................        6,495
     1,700     Electronic Data Systems Corp............       63,155
     4,028     EMC Corp................................       30,411
       429     Equifax, Inc............................       11,583
     1,956     First Data Corp.........................       72,763
     1,000     *Fiserv, Inc............................       36,710
       934     *Gateway, Inc...........................        4,147
     8,615     Hewlett-Packard Co......................      131,637
    53,331     Intel Corp..............................      974,357
     5,188     International Business Machines Corp....      373,536
       600     *Intuit, Inc............................       29,832
       600     *Jabil Circuit, Inc.....................       12,666
     4,300     *JDS Uniphase Corp......................       11,481

   SHARES                                                   VALUE
   ------                                                   -----
       414     *KLA-Tencor Corp........................  $    18,212
    12,200     *Lam Research Corp......................      219,356
       496     *Lexmark International, Inc.............       26,982
    10,200     Linear Technology Corp..................      320,586
     2,697     *LSI Logic Corp.........................       23,599
    10,776     *Lucent Technologies, Inc...............       17,888
     1,000     *Maxim Integrated Products, Inc.........       38,330
       300     *Mercury Interactive Corp...............        6,888
     1,260     Micron Technology, Inc..................       25,477
    34,701     *Microsoft Corp.........................    1,898,145
       353     Molex, Inc..............................       11,836
    40,909     Motorola, Inc...........................      589,908
     1,104     *National Semiconductor Corp............       32,204
       424     *NCR Corp...............................       14,670
       994     *Network Appliance, Inc.................       12,365
    11,906     *Nortel Networks Corp (U.S.)............       17,264
     1,072     *Novell, Inc............................        3,441
       400     *Novellus Systems, Inc..................       13,600
       400     *Nvidia Corp............................        6,872
    15,800     *Oracle Corp............................      149,626
     1,789     *Palm, Inc..............................        3,149
       425     *Parametric Technology Corp.............        1,458
       667     Paychex, Inc............................       20,870
       920     *Peoplesoft, Inc........................       13,690
       500     *PMC-Sierra, Inc........................        4,635
       300     *QLogic Corp............................       11,430
     3,000     *Qualcomm, Inc..........................       82,470
       600     *Rational Software Corp.................        4,926
     1,600     *Sanmina-SCI Corp.......................       10,096
     2,200     SAP AG..................................      215,648
       462     Scientific-Atlanta, Inc.................        7,600
     1,400     *Siebel Systems, Inc....................       19,908
     2,456     *Solectron Corp.........................       15,104
    13,500     *Sun Microsystems, Inc..................       67,635
     1,200     Symbol Technologies, Inc................       10,200
       314     *Tektronix, Inc.........................        5,875
     1,430     *Tellabs, Inc...........................        8,866
       495     *Teradyne, Inc..........................       11,633
    21,842     Texas Instruments, Inc..................      517,655
       965     Thermo Electron Corp....................       15,923
     1,220     *Unisys Corp............................       10,980
     1,259     *Veritas Software Corp..................       24,916
       600     *Vitesse Semiconductor Corp.............        1,866
     1,047     *Xilinx, Inc............................       23,484
                                                         -----------
               TOTAL TECHNOLOGY                            7,985,565
                                                         -----------
 TRANSPORTATION--0.50%
       452     AMR Corp................................        7,621
       639     Burlington Northern Santa Fe Corp.......       19,170
       972     CSX Corp................................       34,069
       317     Delta Air Lines, Inc....................        6,340
       947     Fedex Corp..............................       50,570
     1,169     Norfolk Southern Corp...................       27,331
       142     Ryder System, Inc.......................        3,847
       855     Sabre Holdings Corp.....................       30,609
     2,404     Southwest Airlines Co...................       38,849
       966     Union Pacific Corp......................       61,128
                                                         -----------
               TOTAL TRANSPORTATION                          279,534
                                                         -----------
 UTILITIES--5.00%
    46,454     A T & T Corp............................      497,058
    51,139     *A T & T Wireless Services, Inc.........      299,163
     1,560     *AES Corp...............................        8,455
       800     Allegheny Energy, Inc...................       20,600

                       SEE NOTES TO FINANCIAL STATEMENTS
 46  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

  Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
  UTILITIES--(CONTINUED)
       629     Alltel Corp.............................  $    29,563
       330     Ameren Corp.............................       14,193
       972     American Electric Power Co, Inc.........       38,899
     6,376     BellSouth Corp..........................      200,844
     1,100     *Calpine Corp...........................        7,733
       425     Centurytel, Inc.........................       12,538
       376     Cinergy Corp............................       13,532
       800     Citizens Communications Co..............        6,688
       846     CMS Energy Corp.........................        9,289
       413     Consolidated Edison, Inc................       17,243
       951     Constellation Energy Group, Inc.........       27,902
       566     Dominion Resources, Inc.................       37,469
       538     DTE Energy Co...........................       24,016
     3,000     Duke Energy Corp........................       93,300
       600     Dynegy, Inc (Class A)...................        4,320
       608     *Edison International...................       10,336
     2,035     El Paso Corp............................       41,941
       377     Entergy Corp............................       16,000
       680     Exelon Corp.............................       35,564
       513     FirstEnergy Corp........................       17,124
       318     FPL Group, Inc..........................       19,077
       800     KeySpan Corp............................       30,120
       400     Kinder Morgan, Inc......................       15,208
     2,387     *Mirant Corp............................       17,425
     2,490     *Nextel Communications, Inc (Class A)...        7,993
       200     Nicor, Inc..............................        9,150
       807     NiSource, Inc...........................       17,617
       108     *NiSource, Inc (Sails)..................          225
       694     *P G & E Corp...........................       12,416
       398     Pinnacle West Capital Corp..............       15,721
       842     PPL Corp................................       27,853
       476     Progress Energy, Inc....................       24,757
       224     *Progress Energy, Inc (Cvo).............          101
       905     Public Service Enterprise Group, Inc....       39,187
     5,230     *Qwest Communications International,
                 Inc...................................       14,644
     1,881     Reliant Energy, Inc.....................       31,789
    10,726     SBC Communications, Inc.................      327,143
     1,250     Sempra Energy...........................       27,663
       266     Skyworks Solutions, Inc.................        1,476
     2,681     Southern Co.............................       73,459
     4,126     Sprint Corp (FON Group).................       43,777
    29,340     *Sprint Corp (PCS Group)................      131,150
       900     Teco Energy, Inc........................       22,275
       548     TXU Corp................................       28,249
     8,485     Verizon Communications, Inc.............      340,673
     2,300     Williams Cos, Inc.......................       13,777
     2,078     XCEL Energy, Inc........................       34,842
                                                         -----------
               TOTAL UTILITIES                             2,811,537
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $63,061,215)                       56,015,416
                                                         -----------
PRINCIPAL                                                  VALUE
---------                                                  -----
  SHORT TERM INVESTMENT--0.62%
   U.S. GOVERNMENT AND AGENCY--0.62%
               Federal Home Loan Mortgage Corp (FHLMC)
  $350,000       1.900%, 07/01/02......................  $   350,000
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $350,000)                             350,000
                                                         -----------
               TOTAL PORTFOLIO--100.21%
                 (Cost $63,411,215)                       56,365,416
               OTHER ASSETS & LIABILITIES, NET--(0.21%)     (117,245)
                                                         -----------
               NET ASSETS--100.00%                       $56,248,171
                                                         ===========

------------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   47

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

                         Summary by Country
                                                    VALUE        %
---------------------------------------------------------------------
FOREIGN:
Australia......................................  $ 1,555,642     4.27%
Austria........................................       21,915     0.06
Belgium........................................      391,351     1.08
Bermuda........................................       46,557     0.13
Cayman Islands.................................        2,199     0.01
Denmark........................................      162,247     0.45
Finland........................................      387,072     1.06
France.........................................    3,372,752     9.26
Germany........................................    1,982,823     5.45
Greece.........................................       62,349     0.17
Hong Kong......................................      607,510     1.67
Ireland........................................      244,285     0.67
Italy..........................................    1,291,404     3.55
Japan..........................................    7,911,073    21.73
Korea..........................................       79,628     0.22
Luxembourg.....................................      158,001     0.43
Netherlands....................................    2,847,519     7.82
New Zealand....................................       23,600     0.06
Norway.........................................      107,281     0.30
Portugal.......................................       92,379     0.25
Singapore......................................      275,262     0.76
Spain..........................................      942,036     2.59
Sweden.........................................      678,095     1.86
Switzerland....................................    3,785,577    10.40
United Kingdom.................................    9,170,768    25.19
                                                 -----------   ------
TOTAL FOREIGN..................................   36,199,325    99.44
SHORT TERM INVESTMENT..........................      205,000     0.56
                                                 -----------   ------
TOTAL PORTFOLIO................................  $36,404,325   100.00%
                                                 ===========   ======

                       ---------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
  PREFERRED STOCK--0.20%
 CONSUMER CYCLICAL--0.19%
       110     Hugo Boss AG. ..........................  $     2,037
        94     MAN AG. (Vorzug)........................        1,669
        25     Porsche AG. ............................       11,913
     5,506     Prosieben SAT.1 Media AG. ..............       55,847
                                                         -----------
               TOTAL CONSUMER CYCLICAL                        71,466
                                                         -----------
 HEALTH CARE--0.01%
        60     Fresenius Medical Care AG. .............        2,026
                                                         -----------
               TOTAL HEALTH CARE                               2,026
                                                         -----------
               TOTAL PREFERRED STOCK
                 (Cost $76,906)                               73,492
                                                         -----------
COMMON STOCK--97.95%
 AEROSPACE AND DEFENSE--0.55%
    14,612     BAE Systems plc.........................       74,615
       751     European Aeronautic Defense And Space
                 Co....................................       11,548
     3,132     Rolls-Royce plc.........................        7,734
     7,921     Smiths Group plc........................      102,870
        91     Thales S.A. ............................        3,865
       120     Zodiac S.A. ............................        2,939
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                   203,571
                                                         -----------
 BASIC INDUSTRIES--7.96%
       131     Acerinox S.A. ..........................        5,492
       165     ACS Actividades de Construccion y
                 Servicios S.A. .......................        5,312
       815     Aggreko plc.............................        2,249
     1,463     Akzo Nobel NV...........................       63,705


   SHARES                                                   VALUE
   ------                                                   -----
        28     Aluminium Of Greece S.A.I.C. ...........  $       777
     2,104     Amcor Ltd...............................        9,733
       725     Amec plc................................        4,625
    11,133     *Arcelor................................      158,001
     3,000     Asahi Kasei Corp........................        9,987
       590     Barratt Developments plc................        3,777
     1,425     BASF AG. ...............................       66,357
     1,683     Bayer AG. ..............................       53,938
       408     Berkeley Group plc......................        4,509
    24,496     BHP Billiton Ltd........................      141,640
    10,834     BHP Billiton plc........................       59,039
        64     Billerud AB.............................          620
     2,811     BOC Group plc...........................       43,662
     1,540     Boral Ltd...............................        3,242
     1,380     BPB plc.................................        7,362
       172     Buderus AG. ............................        3,948
       296     Buhrmann NV.............................        2,730
     3,000     Carter Holt Harvey Ltd..................        2,885
       317     Ciba Specialty Chemicals AG. (Regd).....       25,402
       188     Cimpor Cimentos de Portugal S.A. .......        3,650
       212     Clariant AG. (Regd).....................        5,043
       996     Compagnie De Saint-Gobain...............       43,380
    14,628     *Corus Group plc........................       18,730
     1,508     *CRH plc (Ireland)......................       25,244
    13,464     CSR Ltd.................................       48,298
    26,700     Daicel Chemical Industries Ltd..........       91,111
     2,000     *Dainippon Ink & Chemicals, Inc.........        4,288
       300     Daito Trust Construction Co Ltd.........        5,619
     2,000     Daiwa House Industry Co Ltd.............       12,231
     1,000     Denki Kagaku Kogyo KK...................        3,187
       522     Grupo Dragados S.A. ....................        9,306
       126     Elkem ASA...............................        2,829
     5,500     *Fletcher Challenge Forests Ltd.........          641
       157     Fomento de Construcciones y Contratas
                 S.A. .................................        3,830
         4     Forbo Holding AG. (Regd)................        1,468
     3,644     Grupo Ferrovial S.A. ...................       99,366
     1,560     Hanson plc..............................       11,141
        88     Heidelberger Zement AG. (Germany).......        4,328
       681     Heijmans NV.............................       15,772
       287     Hellenic Technodomiki S.A. .............        1,842
        81     Hoganas AB (B Shs)......................        1,745
       134     Holcim Ltd (Br).........................       30,750
       133     Holmen AB (B Shs).......................        3,531
        41     Imerys S.A. ............................        5,244
     6,620     Imperial Chemical Industries plc........       32,190
       511     Italcementi S.p.A. .....................        5,062
     1,250     *James Hardie Industries NV.............        4,561
     2,900     *Jefferson Smurfit Group plc............        8,879
     1,000     JGC Corp................................        7,092
       338     Johnson Matthey plc.....................        5,173
    23,800     Kajima Corp.............................       67,514
     1,000     Kaneka Corp.............................        6,967
     5,000     *Kawasaki Steel Corp....................        6,508
       348     Lafarge S.A. (Br).......................       34,713
       265     L'Air Liquide S.A. .....................       40,776
       623     Leighton Holdings Ltd...................        3,634
       467     Linde AG. ..............................       23,324
     2,070     Lonza Group AG. (Regd)..................      159,963
     1,000     Matsushita Electric Works Ltd...........        7,175
        30     Mayr-Melnhof Karton AG..................        2,164
     4,713     MIM Holdings Ltd........................        3,439
     5,000     *Mitsubishi Chemical Corp...............       11,639
     1,000     *Mitsubishi Gas Chemical Co, Inc........        1,819

                       SEE NOTES TO FINANCIAL STATEMENTS
 48  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 BASIC INDUSTRIES--(CONTINUED)
     2,000     Mitsubishi Materials Corp...............  $     3,971
     1,000     *Mitsubishi Paper Mills Ltd.............        1,477
     1,000     Mitsui Chemicals, Inc...................        4,998
     1,000     Mitsui Mining & Smelting Co Ltd.........        2,979
     1,100     Newcrest Mining Ltd.....................        4,681
    15,000     *Nippon Steel Corp......................       23,403
         2     Nippon Unipac Holding...................       12,381
     1,000     Nishimatsu Construction Co Ltd..........        3,112
    12,000     *NKK Corp...............................       11,614
       187     Norske Skogindustrier ASA...............        3,489
     1,507     Novar plc...............................        3,204
       200     Novozymes a/s (B Shs)...................        4,520
     2,000     Obayashi Corp...........................        5,673
     9,700     OJI Paper Co Ltd........................       55,437
     1,245     OneSteel Ltd............................          916
       526     Orica Ltd...............................        2,826
       354     Outokumpu Oyj...........................        4,265
       719     Paperlinx Ltd...........................        1,958
     5,500     Patrick Corp Ltd........................       50,636
       229     Pechiney S.A. (A Shs)...................       10,460
     2,996     Pilkington plc..........................        4,236
         1     Portucel Empresa Produtore de Pasta e
                 Papel S.A. ...........................            1
     1,505     Rexam plc...............................        9,750
        83     *RHI AG. ...............................          606
     2,708     Rio Tinto Ltd...........................       50,957
     5,150     Rio Tinto plc...........................       94,437
       825     RMC Group plc...........................        8,256
       141     Sapa AB.................................        2,685
       935     Svenska Cellulosa AB (B Shs)............       33,269
     2,000     Sekisui Chemical Co Ltd.................        6,842
     2,000     Sekisui House Ltd.......................       14,701
     8,700     Shimizu Corp............................       28,672
     3,100     Shin-Etsu Chemical Co Ltd...............      133,201
     2,000     *Showa Denko KK.........................        3,254
     1,268     Skanska AB (B Shs)......................        8,761
       158     Solvay S.A. ............................       11,376
       334     Sons Of Gwalia Ltd......................        1,134
     1,771     Stora Enso Oyj (R Shs)..................       24,820
    25,000     Sumitomo Chemical Co Ltd................      113,677
     7,000     *Sumitomo Metal Industries Ltd..........        3,095
     1,000     Sumitomo Metal Mining Co Ltd............        4,522
       193     Svenskt Stal AB (Ssab) Series A.........        2,510
       168     Syngenta AG.............................       10,098
     3,000     *Taiheiyo Cement Corp...................        5,582
     2,000     Taisei Corp.............................        4,606
     1,845     Taylor Woodrow plc......................        5,062
     1,497     ThyssenKrupp AG. .......................       22,621
        81     Titan Cement Co S.A. ...................        3,176
     3,900     Tokyo Ohka Kogyo Co Ltd.................       58,277
     1,000     Tosoh Corp..............................        3,212
     1,240     Tostem Inax Holding Corp................       21,157
     1,000     Toto Ltd................................        4,672
     1,000     Toyo Seikan Kaisha Ltd..................       13,149
     1,500     Transurban Group........................        3,537
       296     Trelleborg AB (B Shs)...................        2,915
     3,000     UBE Industries Ltd......................        4,681
       106     Umicore.................................        4,575
       740     UPM-Kymmene Oyj.........................       29,131
       120     Uponor Oyj..............................        2,489
     2,430     Vinci S.A. .............................      164,755
       263     Viohalco S.A. ..........................        1,881


   SHARES                                                   VALUE
   ------                                                   -----
       200     Wienerberger AG. .......................  $     3,506
     1,165     Wimpey (George) plc.....................        4,759
     2,489     WMC Ltd.................................       12,701
    21,123     Wolseley plc............................      214,115
                                                         -----------
               TOTAL BASIC INDUSTRIES                      2,937,577
                                                         -----------
 CONSUMER CYCLICAL--12.28%
     1,024     Accor S.A...............................       41,535
     1,000     Aeon Co Ltd.............................       26,699
       200     Aoyama Trading Co Ltd...................        2,249
     1,200     Aristocrat Leisure Ltd..................        3,644
       100     Asatsu-DK, Inc..........................        2,178
       412     *Autogrill S.p.A. ......................        4,789
       156     Baycorp Advantage Ltd...................          318
     1,720     BBA Group plc...........................        7,223
        51     Bekaert S.A. ...........................        2,415
       297     Benetton Group S.p.A. ..................        3,473
     2,000     Bridgestone Corp........................       27,533
    25,253     *British Sky Broadcasting Group plc.....      242,122
       491     Bulgari S.p.A. .........................        3,099
       310     Canal Plus..............................        1,108
       100     Capcom Co Ltd...........................        2,586
     2,613     Carlton Communications plc..............        8,364
     1,000     Casio Computer Co Ltd...................        4,889
       331     Castorama-Dubois Investissements........       21,249
        41     *Charles Voegele Holding AG. ...........        1,295
        14     *Club Mediterranee S.A. ................          463
    11,852     Coles Myer Ltd..........................       44,112
    19,525     Compass Group plc.......................      118,453
       420     *Continental AG. .......................        7,466
     1,000     Cycle & Carriage Ltd....................        2,683
       500     *Daiei, Inc.............................          855
       948     Daily Mail & General Trust plc..........        9,060
       166     *DaimlerChrysler AG. (U.S.).............        8,006
     3,552     DaimlerChrysler AG. (Regd)..............      172,385
     1,731     David Jones Ltd.........................        1,030
     1,200     Denso Corp..............................       18,752
        13     D'ieteren S.A...........................        2,346
     6,723     Dixons Group plc........................       19,599
       112     Douglas Holding AG. ....................        2,653
    49,497     EMI Group plc...........................      187,866
     3,058     Esprit Holdings Ltd.....................        5,861
       200     FamilyMart Co Ltd.......................        4,839
       100     Fast Retailing Co Ltd...................        2,169
       649     Fiat S.p.A. ............................        8,147
        55     Fisher & Paykel Appliances Holdings
                 Ltd...................................          246
        52     Fisher & Paykel Healthcare Corp.........          208
        69     Folli-Follie S.A. ......................        1,314
     6,000     Fuji Photo Film Co Ltd..................      193,731
         1     Fuji Television Network, Inc............        5,782
     4,043     Giordano International Ltd..............        2,488
     2,084     GKN plc.................................        9,776
    15,443     Granada plc.............................       26,247
       229     Groupe Bruxelles Lambert S.A. ..........       11,964
       138     Grupo Prisa S.A. .......................        1,163
       898     Gruppo Editoriale L'Espresso S.p.A. ....        2,936
     1,000     Gunze Ltd...............................        4,255
     5,569     GUS plc.................................       51,145
     7,000     Hankyu Department Stores, Inc...........       53,264
     2,003     Harvey Norman Holdings Ltd..............        3,441
        70     Hellenic Duty Free Shops S.A. ..........          510
     2,446     Hennes & Mauritz AB (B Shs).............       48,972
     7,639     Hilton Group plc........................       26,578

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   49

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
     4,500     Honda Motor Co Ltd......................  $   182,468
     1,400     Independent News & Media plc............        2,765
       500     *Inditex S.A. ..........................       10,558
     1,000     Isetan Co Ltd...........................       10,095
     1,000     Ito-Yokado Co Ltd.......................       50,060
    11,501     John Fairfax Holdings Ltd...............       21,371
     1,000     *Kanebo Ltd.............................        1,702
       154     KarstadtQuelle AG. .....................        3,894
       244     Kesko Oyj (B Shs).......................        2,771
     1,680     *Kia Motors Corp........................       15,362
     4,976     Kingfisher plc..........................       23,987
       200     Konami Corp.............................        4,197
       274     Koninklijke Vendex KBB NV...............        3,410
         7     *Kuoni Reisen Holding (Regd)............        1,976
     1,000     Kuraray Co Ltd..........................        6,549
       487     Lagardere S.C.A. .......................       21,086
       100     Lawson, Inc.............................        3,062
       993     LVMH Moet Hennessy Louis Vuitton
                 S.A. .................................       50,016
       395     MAN AG. ................................        8,337
    11,768     Marks & Spencer Group plc...............       66,864
     1,000     Marui Co Ltd............................       12,673
     6,000     Matsushita Electric Industrial Co Ltd...       81,848
     3,204     Mediaset S.p.A. ........................       24,809
       723     Michelin (C.G.D.E.) (B Shs).............       29,298
     1,000     Mitsubishi Rayon Co Ltd.................        3,254
     1,000     Mitsukoshi Ltd..........................        2,970
       174     *Modern Times Group AB (B Shs)..........        2,310
       479     Arnoldo Mondadori Editore S.p.A. .......        3,174
       897     MyTravel Group plc......................        2,102
     1,000     *Mycal Corp.............................            8
       100     Namco Ltd...............................        1,906
    11,943     News Corp Ltd...........................       64,900
     1,746     Next plc................................       24,805
     1,000     NGK Insulators Ltd......................        7,918
       185     NH Hoteles S.A. ........................        2,320
       700     Nintendo Co Ltd.........................      103,081
       390     Nippon Television Network Corp..........       87,009
     6,000     Nissan Motor Co Ltd.....................       41,550
     1,000     Nisshinbo Industries, Inc...............        4,647
       200     Oriental Land Co Ltd....................       14,300
     2,822     P & O Princess Cruises plc..............       17,852
     2,300     Paris Miki, Inc.........................       48,550
     1,735     Pearson plc.............................       17,256
     1,056     Peugeot Citroen S.A. ...................       54,806
       314     Pinault-Printemps-Redoute S.A. .........       37,245
       500     Pioneer Corp............................        8,948
     3,487     Pirelli S.p.A. .........................        3,719
       205     Tui AG..................................        4,993
       116     Publicis Groupe S.A. ...................        3,202
         4     *PubliGroupe S.A. (Regd)................          927
       286     Publishing & Broadcasting Ltd...........        1,453
     1,950     Puma AG. Rudolf Dassler Sport...........      141,243
     2,402     Rank Group plc..........................        9,794
    10,011     Reed Elsevier NV........................      136,442
     6,201     Reed Elsevier Plc.......................       58,934
     1,724     Renault S.A. ...........................       80,621
     3,039     Reuters Group plc.......................       16,121
       100     Saizeriya Co Ltd........................        2,603
     2,700     Sankyo Co Ltd (Otc).....................       68,031
       100     Sanrio Co Ltd...........................          909
     5,000     Sanyo Electric Co Ltd...................       21,818
       200     Schibsted ASA...........................        2,399


   SHARES                                                   VALUE
   ------                                                   -----
     5,000     *SCMP Group Ltd.........................  $     2,901
    13,229     *Seat-Pagine Gialle S.p.A...............        9,694
       300     *Sega Corp..............................        7,209
     1,000     Seven-Eleven Japan Co Ltd...............       39,380
     3,000     Shangri-La Asia Ltd.....................        2,500
     2,000     Sharp Corp..............................       25,397
       100     Shimachu Co Ltd.........................        1,785
       100     Shimamura Co Ltd........................        7,676
       200     Shimano, Inc............................        2,713
     5,448     Signet Group plc........................        7,868
     1,000     Singapore Press Holdings Ltd............       11,264
     5,157     Six Continents plc......................       52,392
       425     Sky City Entertainment Group............        1,280
       100     Skylark Co Ltd..........................        2,336
       493     Societe Television Francaise 1
                 (T.F.1)...............................       13,200
       133     Sodexho Alliance S.A....................        5,044
       346     Sol Melia S.A...........................        2,628
     7,500     Sony Corp...............................      396,098
     1,838     TAB Ltd.................................        3,209
       622     TABCORP Holdings Ltd....................        4,365
    12,600     Takashimaya Co Ltd......................       73,378
     3,000     Teijin Ltd..............................       10,212
       414     Telefonica Publicidad E Informacion
                 S.A. .................................        1,689
       372     *Telepizza S.A. ........................          426
     1,000     Television Broadcasts Ltd...............        4,257
     4,960     *Telewest Communications plc............          232
       600     The Warehouse Group Ltd.................        2,157
       300     Toho Co Ltd.............................        3,439
     2,000     Toray Industries, Inc...................        5,356
     1,000     Toyobo Co Ltd...........................        1,527
       100     Toyoda Gosei Co Ltd.....................        1,251
    10,400     Toyota Motor Corp.......................      275,930
     1,204     United Business Media plc...............        7,983
     1,000     UNY Co Ltd..............................       11,330
       369     Valeo S.A. .............................       15,343
        22     Valora Holding AG. .....................        4,716
     3,819     Vivendi Universal S.A. .................       82,526
       847     VNU NV..................................       23,540
     1,392     Volkswagen AG. .........................       67,089
       803     Volvo AB (B Shs)........................       16,645
       917     Whitbread plc...........................        8,561
       720     Wolters Kluwer NV.......................       13,667
     2,829     Woolworths Ltd..........................       20,884
       100     World Co Ltd............................        2,962
     6,537     WPP Group plc...........................       55,202
       100     Yamada Denki Co Ltd.....................        8,760
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     4,528,812
                                                         -----------
 CONSUMER NON-CYCLICAL--9.23%
       100     Aderans Co Ltd..........................        3,137
       130     Adidas-Salomon AG. .....................       10,682
       233     AGFA Gevaert NV.........................        4,243
     1,000     Ajinomoto Co, Inc.......................       10,729
       920     Altadis S.A. ...........................       18,990
     6,100     Asahi Breweries Ltd.....................       51,047
       106     Beiersdorf AG. .........................       12,877
     2,515     Boots Co plc............................       24,938
    21,236     British American Tobacco plc............      228,209
       509     BRL Hardy Ltd...........................        2,575
       716     Bunzl plc...............................        5,664
     6,361     Cadbury Schweppes plc...................       47,656
        73     Carlsberg a/s (A Shs)...................        3,542
     1,313     Carrefour S.A. .........................       71,062

                       SEE NOTES TO FINANCIAL STATEMENTS
 50  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
        17     *Casino Guichard-Perrachon A Wts
                 12/15/03..............................  $        22
        17     *Casino Guichard-Perrachon B Wts
                 12/15/05..............................           42
        88     Casino Guichard-Perrachon...............        7,453
     1,752     Coca-Cola Amatil Ltd....................        6,275
       221     Coca-Cola Hellenic Bottling Co S.A. ....        3,741
        91     Colruyt S.A. ...........................        4,269
     2,350     Compagnie Financiere Richemont AG.
                 (Units) (A Shs).......................       53,454
       215     Danisco As..............................        7,861
       141     Delhaize Group..........................        6,615
    22,926     Diageo plc..............................      297,741
     1,000     Doutor Coffee Co Ltd....................       50,060
       805     Electrolux AB Series B..................       16,249
       154     Essilor International S.A. .............        6,262
     4,587     Foster's Group Ltd......................       12,154
       900     Fraser & Neave Ltd......................        4,024
     2,000     Fuji Oil Co Ltd.........................       20,007
        23     Givaudan S.A. (Regd)....................        9,273
     3,785     Goodman Fielder Ltd.....................        3,548
       469     Greencore Group plc.....................        1,343
     1,733     Groupe Danone...........................      238,248
       476     Heineken NV.............................       20,892
       350     Hite Brewery Co Ltd.....................       21,589
     1,374     Imperial Tobacco Group plc..............       22,347
       635     *Imperial Tobacco Group plc (New).......       10,037
       475     Interbrew S.A. .........................       13,637
         2     Japan Tobacco, Inc......................       13,416
       199     *Jeronimo Martins SGPS S.A. ............        1,407
       148     Kamps AG. ..............................        1,821
     5,900     Kao Corp................................      135,862
       100     Katokichi Co Ltd........................        1,752
       411     Kerry Group (Class A)...................        6,089
     1,000     Kikkoman Corp...........................        6,299
     1,000     Kirin Brewery Co Ltd....................        7,008
     1,900     Kose Corp...............................       58,336
     5,000     Li & Fung Ltd...........................        6,731
     1,760     L'Oreal S.A. ...........................      137,319
       354     Luxottica Group S.p.A. .................        6,884
     1,000     Meiji Seika Kaisha Ltd..................        3,579
       392     Metro AG. ..............................       12,060
     2,696     Nestle S.A. (Regd)......................      628,638
     1,000     Nichirei Corp...........................        3,212
     1,000     Nippon Meat Packers, Inc................       12,532
     1,000     Nisshin Seifun Group, Inc...............        7,159
       400     Nissin Food Products Co Ltd.............        7,943
       420     Numico NV...............................        9,420
       600     Orkla ASA...............................       11,594
       185     *PAN Fish ASA...........................          330
     1,846     Parmalat Finanziaria S.p.A. ............        5,706
     1,305     Pernod-Ricard...........................      127,854
       300     QP Corp.................................        2,500
     2,942     Reckitt Benckiser plc...................       52,782
       845     Rinascente S.p.A. ......................        3,271
     1,300     Rinnai Corp.............................       29,285
     9,102     Royal Ahold NV..........................      191,473
     4,523     Safeway plc.............................       19,425
    14,556     Sainsbury (J) plc.......................       78,988
     2,592     Scottish & Newcastle plc................       24,022
     1,000     Shiseido Co Ltd.........................       13,333
        97     Societe BIC S.A. .......................        3,880
     2,699     *Sonae Sgps S.A.........................        1,519
     2,109     Southcorp Ltd...........................        6,287
     1,078     Swedish Match AB........................        8,915


   SHARES                                                   VALUE
   ------                                                   -----
     1,000     Takara Holdings, Inc....................  $     6,833
     2,088     Tate & Lyle plc.........................       11,171
    32,295     Tesco plc...............................      117,407
       820     The Swatch Group AG. (Regd).............       15,511
       100     Uni-Charm Corp..........................        3,754
    10,946     Unilever plc............................       99,776
     2,439     Unilever NV (Cert)......................      159,705
     1,901     Waterford Wedgwood plc (Units)..........        1,126
        48     Wella AG. ..............................        2,851
     1,000     Yamazaki Baking Co Ltd..................        5,590
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 3,404,849
                                                         -----------
 ENERGY--10.32%
    17,648     BG Group plc............................       76,802
   105,425     BP plc..................................      885,453
     1,866     BP plc (Spon ADR).......................       94,214
    20,849     Centrica plc............................       64,514
    42,400     CNOOC Ltd...............................       56,807
       324     Energy Developments Ltd.................          673
    22,427     ENI S.p.A. .............................      356,606
       673     Fortum Oyj..............................        3,882
       403     Gas Natural SDG S.A. ...................        7,761
       197     Hellenic Petroleum S.A. ................        1,199
    46,798     Hong Kong & China Gas Co Ltd............       62,100
     1,950     Hydralift ASA...........................       14,552
     4,956     IHC Caland NV...........................      296,372
       708     Italgas S.p.A. .........................        7,866
     2,000     Japan Energy Corp.......................        3,037
    31,306     *John Wood Group plc....................      100,211
    22,394     Lattice Group plc.......................       58,371
     5,000     Nippon Oil Corp.........................       25,864
       526     Norsk Hydro ASA.........................       25,094
        63     OMV AG. ................................        6,191
     2,087     Origin Energy Ltd.......................        3,948
     6,000     Osaka Gas Co Ltd........................       14,267
       213     *Petroleum Geo-Services ASA.............          772
     2,744     Repsol YPF S.A. ........................       32,358
    10,423     Royal Dutch Petroleum Co................      580,583
     1,092     Santos Ltd..............................        3,960
    48,427     Shell Transport & Trading Co plc........      365,395
     1,000     Showa Shell Sekiyu KK...................        5,815
       161     Smedvig a/s (A Shs).....................        1,032
     1,220     Statoil ASA.............................       10,893
        24     Technip-Coflexip S.A. ..................        2,527
     7,000     Tokyo Gas Co Ltd........................       19,448
     3,730     Total Fina Elf S.A. ....................      605,624
     1,409     Woodside Petroleum Ltd..................       10,734
                                                         -----------
               TOTAL ENERGY                                3,804,925
                                                         -----------
 FINANCIAL SERVICES--23.22%
     1,889     3i Group plc............................       19,710
     1,000     77 Bank Ltd.............................        3,938
        92     Abbey National plc......................        1,083
    15,511     ABN Amro Holding NV.....................      281,717
       200     Acom Co Ltd.............................       13,666
     2,525     Aegon NV................................       52,643
       150     Aiful Corp..............................        9,837
    12,000     Aioi Insurance Co Ltd...................       26,532
       952     Alleanza Assicurazioni..................        9,139
    35,892     Allgreen Properties Ltd.................       20,722
       756     Allianz AG. (Regd)......................      152,651
     4,230     Allied Irish Banks plc..................       55,730
       408     Alpha Bank S.A. ........................        5,843

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   51

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
     1,522     AMP Diversified Property Trust..........  $     2,256
     2,713     AMP Ltd.................................       23,759
     3,131     Amvescap plc............................       25,509
     2,000     *Ashikaga Bank Ltd......................        2,553
     6,139     Assicurazioni Generali S.p.A. ..........      145,513
     4,123     Australia and New Zealand Banking Group
                 Ltd...................................       44,648
       307     Australian Stock Exchange Ltd...........        2,309
    12,028     Aviva plc...............................       96,713
     7,011     AXA.....................................      128,237
       727     Banca Fideuram S.p.A. ..................        4,531
     2,708     Banca Monte Dei Paschi Siena............        8,799
     2,554     *Banca Nazionale Del Lavoro S.p.A. .....        4,452
       904     *Banca Popolare Di Milano...............        3,678
    16,418     Banco Bilbao Vizcaya Argentaria S.A. ...      185,660
     8,019     Banco Comercial Portugues S.A. (Regd)...       27,798
       607     Banco Espirito Santo S.A. (Regd)........        6,924
    22,133     Banco Santander Central Hispano S.A. ...      175,747
     3,800     Bank Of East Asia Ltd...................        7,649
     1,000     Bank Of Fukuoka Ltd.....................        3,955
     2,309     Bank Of Ireland (Dublin)................       28,688
     3,124     Bank Of Ireland (London)................       38,906
       385     Bank Of Piraeus.........................        2,776
     3,000     Bank Of Yokohama Ltd....................       12,765
    36,766     Barclays plc............................      309,354
     1,630     Bayerische Hypo-und Vereinsbank AG. ....       53,124
     2,924     *Bipop-Carire S.p.A. ...................        3,936
     6,659     BNP Paribas.............................      368,289
     2,026     BPI-SGPS S.A. (Regd)....................        4,922
     1,323     British Land Co plc.....................       11,233
     3,702     BT Office Trust.........................        3,117
       332     *BTG plc................................        1,721
       743     *Canary Wharf Group plc.................        5,040
    16,512     CapitaLand Ltd..........................       14,300
     2,081     Capitalia S.p.A. .......................        3,874
     6,600     Cheung Kong Holdings Ltd................       55,002
     2,000     Chiba Bank Ltd..........................        6,808
     4,600     City Developments Ltd...................       14,841
       448     Close Brothers Group plc................        4,268
     1,768     Colonial First State Property Trust
                 Group.................................        2,193
       211     Commercial Bank Of Greece...............        4,543
     9,097     *Commonwealth Bank Of Australia.........      168,168
       408     Corporacion Mapfre S.A. ................        3,224
       280     Credit Lyonnais S.A. ...................       12,002
       200     Credit Saison Co Ltd....................        4,747
    10,961     Credit Suisse Group.....................      348,019
        29     Daido Life Insurance Co Ltd.............       73,796
    14,000     *Daiwa Bank Holdings, Inc...............       10,746
     3,000     Daiwa Securities Group, Inc.............       19,448
     1,903     Danske Bank a/s.........................       35,041
     8,019     DBS Group Holdings Ltd..................       56,283
     2,670     Deutsche Bank AG. (Regd)................      185,642
        87     Deutsche Boerse AG. ....................        3,703
     4,140     Deutsche Office Trust...................        3,021
    10,912     Dexia...................................      168,875
     1,200     Diamond Lease Co Ltd....................       24,830
     1,700     DnB Holding ASA.........................        9,266
       313     Drott AB (B Shs)........................        3,610
       355     EFG Eurobank Ergasias S.A. .............        4,979
     4,092     Fortis..................................       87,617
    25,700     Fuji Fire & Marine Insurance Co Ltd.....       40,097
     4,860     Gandel Retail Trust.....................        3,329
     5,221     General Property Trust..................        8,236


   SHARES                                                   VALUE
   ------                                                   -----
       119     Gjensidige NOR Sparebank................  $     4,409
       725     Great Portland Estates plc..............        2,746
       459     Green Property plc......................        4,080
     1,000     Gunma Bank Ltd..........................        4,622
       964     Hammerson plc...........................        8,133
    53,155     Hang Lung Properties Ltd................       60,653
     2,000     Hang Seng Bank Ltd......................       21,411
    17,124     HBOS plc................................      185,325
     2,100     Henderson Land Development Co Ltd.......        8,723
     2,000     *Hokuriku Bank Ltd......................        3,120
    12,229     Hong Kong Exchanges & Clearing Ltd......       20,147
    46,520     HSBC Holdings plc (United Kingdom)......      535,019
     3,137     Hysan Development Co Ltd................        3,037
     8,572     ING Groep NV............................      220,114
    28,048     Insurance Australia Group Ltd...........       49,598
     1,981     IntesaBci S.p.A. (Rnc)..................        4,383
    47,524     IntesaBci S.p.A. .......................      145,032
     1,564     Irish Life & Permanent plc..............       22,629
     2,000     Joyo Bank Ltd...........................        5,406
       479     KBC Bancassurance Holding NV............       19,372
       430     Kookmin Credit Card Co Ltd..............       15,067
     1,916     Land Securities plc.....................       25,204
    26,742     Legal & General Group plc...............       53,297
       746     Lend Lease Corp Ltd.....................        4,414
    29,957     Lloyds TSB Group plc....................      298,182
       542     Macquarie Bank Ltd......................        8,900
     5,459     Macquarie Infrastructure Group..........        8,857
       775     Man Group plc...........................       12,168
       115     Marschollek Lautenschlaeger Und
                 Partner...............................        3,589
     1,721     Mediobanca S.p.A. ......................       15,909
       575     Mediolanum S.p.A. ......................        3,424
       154     Metrovacesa S.A. .......................        3,189
         3     *Millea Holdings, Inc...................       24,629
     1,829     Mirvac Group............................        4,292
     2,000     Mitsubishi Estate Co Ltd................       16,353
        16     Mitsubishi Tokyo Financial..............      107,862
     5,900     Mitsui Fudosan Co Ltd...................       52,179
     4,300     Mitsui Sumitomo Insurance Co............       23,140
     1,000     Mitsui Trust Holdings, Inc..............        2,077
        15     Mizuho Holdings, Inc....................       33,290
       337     Muenchener Rueckver AG. (Regd)..........       79,879
    11,412     National Australia Bank Ltd.............      226,787
       568     National Bank Of Greece S.A. ...........       12,005
     5,000     New World Development Co Ltd............        3,975
     4,000     Nikko Cordial Corp......................       20,191
     8,000     Nipponkoa Insurance Co Ltd..............       31,705
    11,000     Nissay Dowa General Insurance Co Ltd....       37,720
     7,600     Nomura Holdings, Inc....................      111,600
     7,406     Nordea AB (Sweden)......................       40,293
     2,540     Nordea AB (Finland).....................       13,845
     1,200     ORIX Corp...............................       96,816
     3,000     Oversea-Chinese Banking Corp Ltd........       19,867
     2,000     Parkway Holdings Ltd....................          979
        94     Pohjola Group plc (D Shs)...............        1,694
       200     Promise Co Ltd..........................       10,079
       468     Provident Financial plc.................        4,929
    10,063     Prudential plc..........................       92,034
     1,654     QBE Insurance Group Ltd.................        6,165
     1,034     RAS S.p.A...............................       13,878
     4,636     Royal & Sun Alliance Insurance Group
                 plc...................................       17,031
    14,866     Royal Bank Of Scotland Group plc........      421,481
       807     *Sampo Oyj (A Shs)......................        6,296
     3,657     Sanpaolo IMI S.p.A. ....................       36,695

                       SEE NOTES TO FINANCIAL STATEMENTS
 52  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       457     Schroders plc...........................  $     4,079
     2,000     Shizuoka Bank Ltd.......................       12,148
     1,300     Shohkoh Fund & Co Ltd...................      157,271
     6,140     Sino Land Co Ltd........................        2,322
     4,578     Skandia Forsakrings AB..................       20,822
     1,216     Skandinaviska Enskilda Banken (A Shs)...       12,768
     1,394     Slough Estates plc......................        7,703
     1,441     Societe Generale (A Shs)................       94,925
     1,370     Stockland Trust Group...................        3,376
       582     *Storebrand ASA.........................        3,521
     2,600     Sumisho Lease Co Ltd....................       41,433
     9,600     Sumitomo Mitsui Banking Corp............       46,856
    15,000     Sumitomo Realty & Development Co Ltd....       90,984
     2,000     Sumitomo Trust & Banking Co Ltd.........        9,611
     6,100     Sun Hung Kai Properties Ltd.............       46,338
     1,205     Suncorp-Metway Ltd......................        8,327
     2,909     Svenska Handelsbanken AB (A Shs)........       44,473
     1,255     Swiss Reinsurance Co (Regd).............      122,704
       230     Takefuji Corp...........................       15,985
     6,725     UBS AG. (Regd)..........................      338,248
         4     UFJ Holdings, Inc.......................        9,678
       105     Unibail.................................        6,481
    15,301     Unicredito Italiano S.p.A...............       69,211
     4,000     United Overseas Bank Ltd................       28,754
       629     Vallehermoso S.A........................        6,026
       312     *WCM Beteiligungs & Grundbesitz AG. ....        2,003
       850     Westfield Holdings Ltd..................        7,138
     4,861     Westfield Trust (Units).................        9,278
       178     *Westfield Trust........................          334
    12,996     Westpac Banking Corp....................      118,481
     2,000     Wing Tai Holdings Ltd...................          826
     2,000     Sompo Japan Insurance, Inc..............       12,248
       398     Zurich Financial Services AG. ..........       80,367
                                                         -----------
               TOTAL FINANCIAL SERVICES                    8,562,924
                                                         -----------
 HEALTH CARE--10.29%
       206     Altana AG. .............................       11,178
     1,979     Amersham plc............................       17,496
     6,945     AstraZeneca plc (United Kingdom)........      287,523
     3,536     Aventis S.A.............................      250,568
       872     *Celltech Group plc.....................        6,912
       964     *Sulzer Medica AG. (Regd)...............      160,812
     1,000     Chugai Pharmaceutical Co Ltd............       11,964
       169     Cochlear Ltd............................        3,230
     1,914     CSL Ltd.................................       34,576
     1,000     Daiichi Pharmaceutical Co Ltd...........       18,272
       700     Eisai Co Ltd............................       17,988
       981     *Elan Corp plc..........................        5,668
        83     Fresenius Medical Care AG. .............        3,709
       609     Gambro AB (A Shs).......................        4,009
       232     Gambro AB (B Shs).......................        1,527
       127     Gehe AG. ...............................        5,306
    30,505     GlaxoSmithKline plc.....................      659,352
       166     H. Lundbeck a/s.........................        4,392
       122     Instrumentarium Oyj.....................        3,079
     1,000     Kyowa Hakko Kogyo Co Ltd................        5,423
       163     Merck Kgaa..............................        4,411
     2,721     *Nobel Biocare Holding AG. .............      188,329
    14,139     Novartis AG. (Regd).....................      621,841
     1,289     Novo Nordisk a/s (B Shs)................       42,671
     1,000     Ono Pharmaceutical Co Ltd...............       35,709
        50     Orion-Yhtyma (B Shs)....................        1,170


   SHARES                                                   VALUE
   ------                                                   -----
       100     Phonak Holding AG. (Regd)...............  $     1,512
       291     *Qiagen NV..............................        3,443
     5,679     Roche Holding AG. (Genusscheine)........      429,314
     1,000     Sankyo Co Ltd...........................       13,600
     2,244     Sanofi-Synthelabo S.A...................      136,520
       509     Schering AG. ...........................       32,062
       175     Serono S.A. (B Shs).....................      115,361
     1,000     Shionogi & Co Ltd.......................       12,757
    37,507     Smith & Nephew plc......................      208,106
       550     Sonic Healthcare Ltd....................        1,590
       601     SSL International plc...................        3,266
       258     Synthes-Stratec, Inc....................      157,766
     1,000     Taisho Pharmaceutical Co Ltd............       15,402
     4,900     Takeda Chemical Industries Ltd..........      215,040
        40     Tecan Group AG. (Regd)..................        1,583
       600     Terumo Corp.............................        8,020
       311     UCB S.A.................................       11,411
       115     *William Demant Holding.................        2,997
       600     Yamanouchi Pharmaceutical Co Ltd........       15,569
       360     Zeltia S.A..............................        2,862
                                                         -----------
               TOTAL HEALTH CARE                           3,795,296
                                                         -----------
 OTHER--2.86%
     2,187     Adecco S.A. (Regd)......................      129,913
     3,554     Aegis Group plc.........................        4,862
       602     Amadeus Global Travel Distribution S.A.
                 (A Shs)...............................        3,853
        52     Amer Group plc..........................        1,695
       791     Amey plc................................        2,164
    10,783     *Ansell Ltd.............................       38,015
     7,205     Assa ABloy AB (B Shs)...................      101,526
       700     Auckland International Airport Ltd......        1,513
     3,296     BAA plc.................................       30,094
        10     Bellsystem 24, Inc......................        3,500
       200     Benesse Corp............................        3,654
     1,390     Capita Group plc........................        6,611
     2,697     Chubb plc...............................        6,475
       181     DCC plc.................................        2,065
       633     De La Rue plc...........................        4,868
       971     Deutsche Post AG. (Regd)................       12,553
     1,256     Electrocomponents plc...................        7,036
        36     Flughafen Wien AG.......................        1,237
       399     Fugro NV................................       21,870
       228     Group 4 Falck A/S.......................        7,881
       448     Hagemeyer NV............................        6,194
     2,462     Hays plc................................        5,779
     9,800     Hutchison Whampoa Ltd...................       73,189
       100     *ISS a/s................................        5,278
     4,000     Itochu Corp.............................       14,017
    16,000     Keppel Corp Ltd.........................       37,312
     2,696     *Kidde plc..............................        3,534
       323     M.J. Maillis S.A........................        1,876
     2,000     Marubeni Corp...........................        2,052
       100     Meitec Corp.............................        3,304
     3,000     Mitsubishi Corp.........................       21,701
     4,000     Mitsui & Co Ltd.........................       26,765
       264     OCE NV..................................        3,077
       187     OM AB...................................        1,404
       100     Oracle Corp (Japan).....................        4,263
     5,960     Rentokil Initial plc....................       24,256
     1,092     Secom Co Ltd............................       53,572
     2,017     Securicor plc...........................        3,651
     1,485     Securitas AB (B Shs)....................       30,540
     1,280     Serco Group plc.........................        3,883

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   53

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 OTHER--(CONTINUED)
       500     Softbank Corp...........................  $     6,942
     2,000     Sumitomo Corp...........................       12,114
       264     SGS Societe Generale Surveillance
                 Holdings S.A..........................       84,265
     2,500     Swire Pacific Ltd (A Shs)...............       12,789
     1,073     *Terra Lycos S.A........................        6,093
     1,052     TPG NV..................................       23,762
     3,465     Vedior NV...............................       47,910
     5,244     Wesfarmers Ltd..........................       80,073
    27,000     Wharf Holdings Ltd......................       63,695
                                                         -----------
               TOTAL OTHER                                 1,054,675
                                                         -----------
 PRODUCER DURABLES--5.16%
     2,026     *ABB Ltd................................       18,039
       240     Advantest Corp..........................       14,938
       137     Aixtron AG..............................        1,720
       323     *Alstom.................................        3,417
       323     *Alstom Rts.............................          128
     1,000     Amada Co Ltd............................        4,847
       540     Atlas Copco AB (B Shs)..................       12,163
     1,327     Balfour Beatty plc......................        4,733
        28     Barco NV................................        1,178
        41     BWT AG..................................          970
     2,000     *Chartered Semiconductor Manufacturing
                 Ltd...................................        4,075
     1,000     Daikin Industries Ltd...................       18,314
     1,000     Ebara Corp..............................        5,390
       200     Fanuc Ltd...............................       10,045
        20     Fischer (Georg) Ltd (Regd)..............        3,938
     1,850     FKI plc.................................        4,420
       190     *FLS Industries a/s (B Shs).............        2,425
     1,000     Fuji Electric Co Ltd....................        2,712
       100     Fuji Machine Manufacturing Co Ltd.......        1,552
     4,000     Fujitsu Ltd.............................       27,900
     2,600     Futaba Corp.............................       75,924
     8,000     *Hitachi Ltd............................       51,728
     2,000     *Hitachi Zosen Corp.....................        1,168
       200     Hoya Corp...............................       14,551
     1,036     IMI plc.................................        5,128
    11,795     Invensys plc............................       16,001
     3,000     Ishikawajima-Harima Heavy Industries Co
                 Ltd...................................        4,530
     4,000     *Kawasaki Heavy Industries Ltd..........        5,106
        46     KCI Konecranes International............        1,545
     3,000     Komatsu Ltd.............................       10,738
        90     Kone Oyj (B Shs)........................        2,667
     7,205     Koninklijke Philips Electronics NV......      201,165
     3,000     Kubota Corp.............................        9,136
     3,201     *Logitech International S.A. (Regd).....      148,848
     1,000     Mabuchi Motor Co Ltd....................       98,534
       366     Metso Oyj...............................        4,735
     4,000     *Mitsubishi Electric Corp...............       17,955
     8,000     Mitsubishi Heavy Industries Ltd.........       24,229
     1,000     *Mitsui Engineering & Shipbuilding Co
                 Ltd...................................        1,252
       100     Mori Seiki Co Ltd.......................          914
     1,500     Murata Manufacturing Co Ltd.............       96,365
     4,000     *NEC Corp...............................       27,833
        49     *NEG Micon a/s..........................        1,498
     1,000     *Nikon Corp.............................       11,072
       400     Nitto Denko Corp........................       13,116
       115     NKT Holding a/s.........................        1,315
     1,000     NSK Ltd.................................        4,155
     1,000     NTN Corp................................        3,913
     1,000     *Oki Electric Industry Co Ltd...........        2,161
       491     Pace Micro Technology plc...............          530


   SHARES                                                   VALUE
   ------                                                   -----
       800     Rohm Co Ltd.............................  $   119,409
        60     Samsung Electronics Co Ltd..............       16,410
     1,121     Sandvik AB..............................       27,994
        20     Schindler Holding AG. (Regd)............        4,072
       874     Schneider Electric S.A..................       47,000
     3,000     SembCorp Industries Ltd.................        2,309
        41     *SGL Carbon AG. ........................          735
     4,334     Siemens AG..............................      260,161
     5,000     Singapore Technologies Engineering
                 Ltd...................................        5,462
       248     SKF AB (B Shs)..........................        6,423
     1,000     SMC Corp................................      118,225
         7     *Sulzer AG. (Regd)......................        1,486
     1,000     *Sumitomo Heavy Industries Ltd..........        1,076
       278     Tandberg ASA............................        3,279
       400     THK Co Ltd..............................        7,693
       257     *Thomson Multimedia.....................        6,079
     1,400     Tokyo Electron Ltd......................       91,226
       489     Tomra Systems ASA.......................        3,845
     9,000     *Toshiba Corp...........................       36,644
     7,500     Toyota Industries Corp..................      121,833
        35     VA Technologie AG. .....................          925
       351     Vestas Wind Systems a/s.................        9,520
       122     Wartsila Oyj (B Shs)....................        2,044
     1,000     Yokogawa Electric Corp..................        7,759
                                                         -----------
               TOTAL PRODUCER DURABLES                     1,902,325
                                                         -----------
 TECHNOLOGY--4.92%
     2,556     Alcatel S.A.............................       17,772
       161     Altran Technologies S.A.................        4,691
     6,000     *Anritsu Corp...........................       42,150
     2,420     *ARM Holdings plc.......................        5,386
     3,000     Asahi Glass Co Ltd......................       19,198
        39     *Ascom Holding AG. (Regd)...............          220
    10,008     *ASML Holding NV........................      158,443
     1,000     ASM Pacific Technology Ltd..............        2,199
        50     *Atos Origin............................        3,185
       144     *Business Objects.......................        4,217
     3,000     Canon, Inc..............................      113,385
       290     Cap Gemini S.A..........................       11,528
     1,000     Citizen Watch Co Ltd....................        6,733
     1,712     CMG plc.................................        2,636
       185     Comptel Oyj.............................          342
     1,309     Computershare Ltd.......................        1,617
       200     Creative Technology Ltd.................        1,777
       200     CSK Corp................................        7,125
     8,000     Dai Nippon Printing Co Ltd..............      106,194
       143     Dassault Systemes S.A...................        6,532
       110     *EDB Business Partner ASA...............          324
       102     *Epcos AG. .............................        3,334
     1,531     ERG Ltd.................................          258
    19,102     *Ericsson (LM) (B Shs)..................       28,891
     1,000     Fujikura Ltd............................        3,646
     2,000     Furukawa Electric Co Ltd................        7,659
     1,526     Futuris Corp Ltd........................        1,165
       717     *Getronics NV...........................        1,367
     1,000     Hirose Electric Co Ltd..................       87,187
     1,416     *Infineon Technologies AG. .............       22,348
       143     Intracom S.A............................        1,299
        57     *Iona Technologies plc..................          309
    30,720     Johnson Electric Holdings Ltd...........       36,432
       500     Keyence Corp............................      105,918
     1,000     Konica Corp.............................        6,466
        49     *Kudelski S.A. (Br).....................        1,717

                       SEE NOTES TO FINANCIAL STATEMENTS
 54  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
       500     Kyocera Corp............................  $    36,502
     1,413     Logica plc..............................        4,308
     8,665     *Marconi plc............................          522
       200     Matsushita Communication Industrial Co
                 Ltd...................................        7,709
     2,300     Melco, Inc..............................       37,650
       357     *Merkantildata ASA......................          174
     1,000     Minebea Co Ltd..........................        5,874
     2,729     Misys plc...............................       10,067
       200     Mitsumi Electric Co Ltd.................        3,145
        62     *Navision a/s...........................        2,465
       239     *Nera ASA...............................          254
     1,000     NGK Spark Plug Co Ltd...................        7,584
     1,600     Nichicon Corp...........................       22,227
       100     Nidec Corp..............................        7,250
     1,000     Nippon Sheet Glass Co Ltd...............        3,379
    19,304     Nokia Oyj...............................      282,545
         2     NTT Data Corp...........................        8,010
     1,000     Olympus Optical Co Ltd..................       13,967
     1,000     Omron Corp..............................       14,476
        31     *Opticom ASA............................          543
     2,000     Ricoh Co Ltd............................       34,625
     1,614     Sage Group plc..........................        4,170
        41     Sagem S.A...............................        2,754
     1,189     SAP AG. ................................      116,548
        54     Software AG. (Regd).....................          763
     4,096     Spirent plc.............................        5,401
    10,602     STMicroelectronics NV...................      264,388
     2,000     Sumitomo Electric Industries Ltd........       13,867
       111     *Tandberg Television ASA................          146
       300     TDK Corp................................       14,167
       230     Tietoenator Corp........................        5,679
     2,000     Toppan Printing Co Ltd..................       20,792
        26     Unaxis Holding AG. (Regd)...............        3,075
     3,000     Venture Manufacturing Ltd (Singapore)...       23,943
       825     WM-Data AB (B Shs)......................        1,562
     1,000     Yamaha Corp.............................        9,728
                                                         -----------
               TOTAL TECHNOLOGY                            1,813,909
                                                         -----------
 TRANSPORTATION--2.12%
       409     Air France..............................        6,847
     2,574     *Alitalia S.p.A.........................        1,670
     1,000     *All Nippon Airways Co Ltd..............        2,586
     1,148     Associated British Ports Holdings plc...        7,875
       290     Attica Enterprise Holding S.A...........        1,025
       168     Bergesen DY a/s (B Shs).................        3,224
     9,680     Brambles Industries Ltd.................       51,298
     3,229     Brambles Industries plc.................       16,156
    21,239     *British Airways plc....................       60,298
     3,000     Cathay Pacific Airways Ltd..............        4,596
         3     Central Japan Railway Co................       18,272
        30     CMB Compagnie Maritime Belge S.A........        1,708
         1     Dampskibsselskabet Af 1912 (B Shs)......        7,512
         1     Dampskibsselskabet Svendborg (B Shs)....        9,838
       282     *Deutsche Lufthansa AG. (Regd)..........        4,011
         9     East Japan Railway Co...................       42,125
    15,000     *EasyJet plc Rts........................       18,292
       453     Exel plc................................        5,769
     1,329     Firstgroup plc..........................        5,105
       143     Frontline Ltd...........................        1,363
    14,000     Hankyu Corp.............................       46,138
     2,000     Japan Airlines Co Ltd...................        5,640
     1,000     Kawasaki Kisen Kaisha Ltd...............        1,393


   SHARES                                                   VALUE
   ------                                                   -----
     1,000     Keihin Electric Express Railway Co
                 Ltd...................................  $     4,522
     1,000     Keio Electric Railway Co Ltd............        5,006
     4,120     *Kinki Nippon Railway Co Ltd............       13,440
       121     KLM (Royal Dutch Airlines) NV...........        1,456
     1,260     Mayne Group Ltd.........................        2,928
     1,000     Mitsui O.S.K. Lines Ltd.................        2,103
     9,000     Mitsui-Soko Co Ltd......................       18,172
     3,075     MTR Corp................................        3,962
     2,000     *Neptune Orient Lines Ltd...............        1,155
    22,000     Nippon Express Co Ltd...................      116,556
     3,000     Nippon Yusen Kabushiki Kaisha...........       10,337
     1,585     Peninsular And Oriental Steam Navigation
                 Co....................................        5,823
    14,800     Qantas Airways Ltd......................       38,218
     1,613     *Railtrack Group plc....................            0
     6,236     *Ryanair Holdings plc...................       38,493
       206     *SAS AB.................................        1,423
     1,000     Seino Transportation Co Ltd.............        6,174
     2,000     Singapore Airlines Ltd..................       14,603
     4,252     Stagecoach Group plc....................        4,067
    14,000     Sumitomo Warehouse Co Ltd...............       38,546
     2,000     Tobu Railway Co Ltd.....................        5,590
     2,000     Tokyu Corp..............................        7,743
         2     West Japan Railway Co...................        8,076
     6,000     Yamato Transport Co Ltd.................      109,381
                                                         -----------
               TOTAL TRANSPORTATION                          780,515
                                                         -----------
 UTILITIES--9.04%
       219     ACEA S.p.A..............................        1,174
       312     Aguas de Barcelona S.A..................        3,673
       182     Athens Water Supply & Sewage............          953
       993     Australian Gas Light Co Ltd.............        5,491
       450     Autopistas Concesionaria Espanola
                 S.A...................................        5,000
     5,584     *Autoroutes Du Sud De La France.........      151,660
    12,810     Autostrade-Concessioni e Costruzioni
                 Autostrade S.p.A......................      106,146
       848     AWG plc.................................        7,109
       766     Bouygues S.A............................       21,402
       908     Brisa-Auto Estradas de Portugal S.A.....        5,112
    80,586     BT Group plc............................      309,550
     4,850     Cable & Wireless plc....................       12,365
     1,600     Chubu Electric Power Co, Inc............       28,100
     5,100     CLP Holdings Ltd........................       20,270
     1,000     Contact Energy Ltd......................        1,938
     5,515     Deutsche Telekom AG. (Regd).............       51,744
        20     *E.Biscom S.p.A.........................          583
     3,223     E.ON AG. ...............................      187,008
       172     Electrabel S.A..........................       39,750
    10,210     Electricidade De Portugal S.A...........       19,764
     4,617     Endesa S.A..............................       67,076
    11,131     Enel S.p.A..............................       63,761
       867     France Telecom S.A......................        8,075
    61,572     Game Group Plc..........................      114,971
       534     *GN Store Nord..........................        1,959
       618     Hellenic Telecommunications Organization
                 S.A...................................        9,766
    15,500     Hongkong Electric Holdings Ltd..........       57,928
     4,208     Iberdrola S.A...........................       61,300
     1,696     *International Power plc................        4,343
     1,900     Kansai Electric Power Co, Inc...........       30,040
     1,211     Kelda Group plc.........................        7,882
     6,229     *KPN NV.................................       29,160
     1,200     Kyushu Electric Power Co, Inc...........       17,781
     9,577     National Grid Group Plc.................       68,028
        34     Nippon Telegraph & Telephone Corp.......      139,850
        48     NTT Docomo, Inc.........................      118,141

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   55

      Statement of Investments - INTERNATIONAL EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--(CONTINUED)
        38     Oesterreichische
                 Elektrizitaetswirtschafts AG. (A
                 Shs)..................................  $     3,301
    29,419     Pacific Century Cyberworks Ltd..........        6,940
       563     Panafon Hellenic Telecom S.A............        2,847
     3,026     Portugal Telecom SGPS S.A. (Regd).......       21,368
     2,027     RWE AG..................................       80,277
     3,918     Scottish & Southern Energy plc..........       38,760
     5,353     Scottish Power plc......................       28,783
     1,042     Severn Trent plc........................       11,484
    13,000     Singapore Telecommunications Ltd........       10,081
        50     Sk Telecom..............................       11,202
     1,637     *Sonera Oyj.............................        6,224
     4,318     Suez S.A................................      115,143
       150     Swisscom AG. (Regd).....................       43,645
       417     TDC a/s.................................       11,531
       290     *Tele2 AB (B Shs).......................        5,333
     5,950     Telecom Corp Of New Zealand Ltd.........       14,248
     4,650     Telecom Italia S.p.A. (Rnc).............       24,661
    13,040     Telecom Italia S.p.A....................      102,128
    24,303     *Telefonica S.A.........................      203,111
       376     Telekom Austria AG......................        3,015
     1,499     Telenor ASA.............................        5,314
     2,903     Telia AB................................        8,087
     6,657     Telstra Corp Ltd........................       17,414
     2,888     *THUS Group plc.........................          528
    16,540     TIM S.p.A...............................       67,792
       296     *Tiscali S.p.A..........................        1,798
     1,300     Tohoku Electric Power Co, Inc...........       18,222
    10,300     Tokyo Electric Power Co, Inc............      211,832
       714     Union Fenosa S.A........................       13,116
     2,921     United Utilities plc....................       27,205
   253,350     Vodafone Group plc......................      347,563
     6,934     Vodafone Group plc (Spon ADR)...........       94,649
                                                         -----------
               TOTAL UTILITIES                             3,336,455
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $39,611,176)                       36,125,833
                                                         -----------

PRINCIPAL                                                  VALUE
---------                                                  -----
  SHORT TERM INVESTMENT--0.55%
   U.S. GOVERNMENT AND AGENCY--0.55%
               Federal Home Loan Mortgage Corp (FHLMC)
  $205,000       1.900%, 07/01/02......................  $   205,000
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $205,000)                             205,000
                                                         -----------
               TOTAL PORTFOLIO--98.70%
                 (Cost $39,893,082)                       36,404,325
               OTHER ASSETS & LIABILITIES, NET--1.30%        479,388
                                                         -----------
               NET ASSETS--100.00%                       $36,883,713
                                                         ===========

------------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS
 56  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.00%
  AEROSPACE AND DEFENSE--0.37%
       400     *Echostar Communications Corp (Class
                 A)....................................  $     7,416
     1,600     Heico Corp..............................       22,401
     2,100     *Ladish Co, Inc.........................       25,580
       100     PerkinElmer, Inc........................        1,103
       700     *Triumph Group, Inc.....................       31,207
                                                         -----------
               TOTAL AEROSPACE AND DEFENSE                    87,707
                                                         -----------
 BASIC INDUSTRIES--4.41%
     1,800     Air Products & Chemicals, Inc...........       90,846
       700     *AK Steel Holding Corp..................        8,954
     1,000     Amcol International Corp................        6,831
       200     *American Standard Cos, Inc.............       15,016
     1,300     Avery Dennison Corp.....................       81,575
     1,462     b*Birmingham Steel Corp.................          541
       200     Black & Decker Corp.....................        9,636
       100     Butler Manufacturing Co.................        2,743
       100     *BWAY Corp..............................        1,593
       425     Cabot Corp..............................       12,176
       200     *Cabot Microelectronics Corp............        8,632
       300     Castle (A.M.) & Co......................        3,738
       100     Centex Corp.............................        5,777
       300     Century Aluminum Co.....................        4,461
       400     *Champion Enterprises, Inc..............        2,240
       200     Clayton Homes, Inc......................        3,156
       100     *Cleveland-Cliffs, Inc..................        2,758
       300     Collins & Aikman Corp...................        2,724
       600     *Comfort Systems Usa, Inc...............        2,971
     1,600     *Crown Cork & Seal Co, Inc..............       10,960
       300     Donnelly Corp...........................        8,091
     1,100     Ecolab, Inc.............................       50,853
     1,300     Engelhard Corp..........................       36,816
     1,305     *Fleetwood Enterprises, Inc.............       11,354
       268     H.B. Fuller Co..........................        7,850
       100     Gibraltar Steel Corp....................        2,217
       200     Dr Horton, Inc..........................        5,202
       200     *Imco Recycling, Inc....................        1,966
       500     *Integrated Electrical Services, Inc....        3,115
     1,900     Kimberly-Clark Corp.....................      117,764
       100     Lennar Corp.............................        6,118
       400     *Liquidmetal Technologies...............        4,632
       100     *Lone Star Technologies, Inc............        2,288
     2,528     Masco Corp..............................       68,534
       200     *Material Sciences Corp.................        2,800
       600     MeadWestvaco Corp.......................       20,125
       100     *Mueller Industries, Inc................        3,173
       500     *NS Group, Inc..........................        4,765
       400     Nucor Corp..............................       26,008
       400     *Penwest Pharmaceuticals Co.............        7,792
     1,100     Plum Creek Timber Co, Inc...............       33,749
       600     Praxair, Inc............................       34,171
       400     Pulte Homes, Inc........................       22,992
       200     Reliance Steel & Aluminum Co............        6,096
       700     Roanoke Electric Steel Corp.............       10,795
       700     Rohm & Haas Co..........................       28,330
       700     Royal Gold, Inc.........................        9,549
     1,100     Ryerson Tull, Inc.......................       12,772
       700     Schnitzer Steel Industries, Inc (Class
                 A)....................................       15,611
       700     Sigma-Aldrich Corp......................       35,105
     1,400     Sonoco Products Co......................       39,648
       500     Stanley Works...........................       20,505
       100     *Steel Dynamics, Inc....................        1,645
       100     *Stillwater Mining Co...................        1,626

   SHARES                                                   VALUE
   ------                                                   -----
       100     Temple-Inland, Inc......................  $     5,784
       200     *U.S. Concrete, Inc.....................        1,310
       800     Vulcan Materials Co.....................       35,040
     3,700     Worthington Industries, Inc.............       66,970
                                                         -----------
               TOTAL BASIC INDUSTRIES                      1,050,489
                                                         -----------
 CONSUMER CYCLICAL--9.09%
    11,900     AOL Time Warner, Inc....................      175,049
       100     Apogee Enterprises, Inc.................        1,434
       300     *Apollo Group, Inc (Class A)............       11,820
       100     Arvinmeritor, Inc.......................        2,398
     1,100     Autoliv, Inc............................       27,699
        67     Bandag, Inc.............................        1,897
       500     Barnes Group, Inc.......................       11,440
       800     *Bed Bath & Beyond, Inc.................       30,192
       100     Big Lots, Inc...........................        1,966
       500     *Boca Resorts, Inc (Class A)............        6,615
       300     Brunswick Corp..........................        8,394
       100     Bush Industries, Inc (Class A)..........        1,198
       200     *Cablevision Systems Corp (Class A).....        1,888
       200     Callaway Golf Co........................        3,164
       100     *Charming Shoppes, Inc..................          862
     1,000     *Charter Communications, Inc (Class
                 A)....................................        4,061
       100     *Clark (Dick) Prod, Inc.................        1,438
     3,200     *Comcast Corp (Class A) Special.........       76,288
       200     Cooper Tire & Rubber Co.................        4,106
       900     Dana Corp...............................       16,660
       693     Darden Restaurants, Inc.................       17,117
     4,300     Delphi Corp.............................       56,760
       800     Dollar General Corp.....................       15,209
       200     *Dollar Tree Stores, Inc................        7,878
       400     Dow Jones & Co, Inc.....................       19,380
       500     *Extended Stay America, Inc.............        8,100
       500     Family Dollar Stores, Inc...............       17,615
       400     *Foot Locker, Inc.......................        5,772
     2,291     Gap, Inc................................       32,532
       200     *Gaylord Entertainment Co...............        4,406
       200     *Gentex Corp............................        5,490
     1,800     Genuine Parts Co........................       62,766
       589     Graco, Inc..............................       14,807
     1,400     Harley-Davidson, Inc....................       71,778
       200     *IMPCO Technologies, Inc................        2,616
       100     Intermet Corp...........................        1,072
     1,500     Interpublic Group Of Cos, Inc...........       37,140
     1,100     J.C. Penney Co, Inc.....................       24,222
       700     Johnson Controls, Inc...................       57,127
       400     *K2, Inc................................        4,092
     1,100     *Kohl's Corp............................       77,088
       300     *Lamar Advertising Co...................       11,157
       200     *Lear Corp..............................        9,246
       500     Leggett & Platt, Inc....................       11,690
       100     *Liberty Livewire Corp (Class A)........          292
     9,000     *Liberty Media Corp (Class A)...........       90,000
       400     Liz Claiborne, Inc......................       12,712
       300     *Luby's, Inc............................        1,968
       200     Marcus Corp.............................        3,326
     1,700     May Department Stores Co................       55,981
     6,451     McDonald's Corp.........................      183,531
     1,099     McGraw-Hill Cos, Inc....................       65,610
     1,400     *Metro-Goldwyn-Mayer, Inc...............       16,353
       292     Modine Manufacturing Co.................        7,177
       100     *Neiman Marcus Group, Inc (Class A).....        3,468
       600     New York Times Co (Class A).............       30,900
       500     Nordstrom, Inc..........................       11,315

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   57

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CONSUMER CYCLICAL--(CONTINUED)
       100     *Oakley, Inc............................  $     1,738
     1,000     Omnicom Group, Inc......................       45,800
       100     Oxford Industries, Inc..................        2,798
       900     *Penton Media, Inc......................        1,918
       200     Phillips-Van Heusen Corp................        3,116
       100     *Pixar, Inc.............................        4,408
       300     *Prime Hospitality Corp.................        3,891
       100     *Reebok International Ltd...............        2,948
       200     *Regal Entertainment Group (Class A)....        4,660
       200     Ross Stores, Inc........................        8,146
       500     R.R. Donnelley & Sons Co................       13,765
       100     Russell Corp............................        1,923
       500     *Saks, Inc..............................        6,410
       100     Scripps (E.W.) Co (Class A).............        7,698
     1,400     Sears Roebuck & Co......................       76,020
       300     *Sports Resorts International, Inc......        1,614
     1,200     *Starbucks Corp.........................       29,820
       200     Stride Rite Corp........................        1,596
     3,100     Target Corp.............................      118,110
       300     Tiffany & Co............................       10,554
     2,100     TJX Cos, Inc............................       41,141
       200     *Tower Automotive, Inc..................        2,786
     1,100     Tribune Co..............................       47,850
       200     *Unifi, Inc.............................        2,176
       400     *Univision Communications, Inc (Class
                 A)....................................       12,552
       700     *U.S.A. Networks, Inc...................       16,402
       900     VF Corp.................................       35,289
       100     *Vail Resorts, Inc......................        1,708
     1,700     Visteon Corp............................       24,140
       500     *Wabash National Corp...................        4,990
     7,500     Walt Disney Co..........................      141,750
       300     Wendy's International, Inc..............       11,943
       100     Woodward Governor Co....................        5,910
     1,600     *Yahoo!, Inc............................       23,616
                                                         -----------
               TOTAL CONSUMER CYCLICAL                     2,165,448
                                                         -----------
 CONSUMER NON-CYCLICAL--11.81%
     1,694     Albertson's, Inc........................       51,599
       400     *Amazon.Com, Inc........................        6,492
       200     *Autozone, Inc..........................       15,456
       700     Avon Products, Inc......................       36,568
       800     *Best Buy Co, Inc.......................       29,040
     1,703     Campbell Soup Co........................       47,105
       100     *CDW Computer Centers, Inc..............        4,679
       500     Circuit City Stores, Inc (Circuit City
                 Group)................................        9,365
       923     Clorox Co...............................       38,166
     8,100     Coca-Cola Co............................      453,600
       762     Coca-Cola Enterprises, Inc..............       16,825
     2,103     Colgate-Palmolive Co....................      105,255
     1,600     Costco Wholesale Corp...................       61,792
     1,300     CVS Corp................................       39,780
       400     *eBay, Inc..............................       24,640
       100     *Factory 2-U Stores, Inc................        1,383
       900     General Mills, Inc......................       39,672
     3,914     Gillette Co.............................      132,567
     1,608     HJ Heinz Co.............................       66,089
       400     Herbalife International, Inc (Class
                 B)....................................        7,660
       482     Hershey Foods Corp......................       30,125
     7,000     Home Depot, Inc.........................      257,110
        93     JM Smucker Co...........................        3,174
     1,464     Kellogg Co..............................       52,499
     2,600     *Kroger Co..............................       51,740
     2,400     Lowe's Cos..............................      108,960

   SHARES                                                   VALUE
   ------                                                   -----
     2,100     Mattel, Inc.............................  $    44,268
       100     Movado Group, Inc.......................        2,513
       500     *NBTY, Inc..............................        7,730
     1,167     Newell Rubbermaid, Inc..................       40,915
       600     *Office Depot, Inc......................       10,069
       200     Pepsi Bottling Group, Inc...............        6,160
     6,054     Pepsico, Inc............................      291,803
     1,000     *Perrigo Co.............................       12,981
     4,700     Procter & Gamble Co.....................      419,710
       400     RadioShack Corp.........................       12,024
     2,008     *Safeway, Inc...........................       58,614
     1,300     *Staples, Inc...........................       25,585
       500     *Toys "R" Us, Inc.......................        8,735
     3,400     Walgreen Co.............................      131,342
       900     Wrigley (Wm.) Jr Co.....................       49,815
                                                         -----------
               TOTAL CONSUMER NON-CYCLICAL                 2,813,605
                                                         -----------
 ENERGY--4.36%
       100     *3TEC Energy Corp.......................        1,741
     2,306     Anadarko Petroleum Corp.................      113,686
     2,000     Apache Corp.............................      114,960
     3,300     Baker Hughes, Inc.......................      109,857
       700     *Chesapeake Energy Corp.................        5,027
       200     *Comstock Resources, Inc................        1,516
       600     *Denbury Resources, Inc.................        6,163
     1,700     Devon Energy Corp.......................       83,776
       500     *Energy Partners Ltd....................        4,640
       200     Ensco International, Inc................        5,448
     2,000     EOG Resources, Inc......................       79,400
       300     *Forest Oil Corp........................        8,523
       300     Frontier Oil Corp.......................        5,274
     1,390     *Grant Prideco, Inc.....................       18,904
       200     *Harvest Natural Resources, Inc.........          996
       504     Helmerich & Payne, Inc..................       18,003
     1,100     *Meridian Resource Corp.................        4,071
     1,300     Murphy Oil Corp.........................      107,250
       900     *Nabors Industries Ltd..................       31,770
       300     *Newfield Exploration Co................       11,151
     1,400     Noble Energy, Inc.......................       50,470
       300     *Nuevo Energy Co........................        4,734
     1,800     Ocean Energy, Inc.......................       39,006
       100     *Patterson-UTI Energy, Inc..............        2,821
       100     *Petroleum Helicopters (Vote)...........        3,342
       700     Pioneer Natural Resources Co............       18,222
       400     *Plains Resources, Inc..................       10,692
       600     Pogo Producing Co.......................       19,572
       400     *Range Resources Corp...................        2,232
       359     Rowan Cos, Inc..........................        7,701
       172     *Smith International, Inc...............       11,729
       100     *Stone Energy Corp......................        4,023
     1,000     Sunoco, Inc.............................       35,611
       100     *Swift Energy Co........................        1,577
     2,400     *Transmontaigne, Inc....................       14,474
       900     Valero Energy Corp......................       33,661
       300     Vintage Petroleum, Inc..................        3,564
       490     *Weatherford International Ltd..........       21,168
       300     *Westport Resources Corp................        4,914
       400     World Fuel Services Corp................        9,752
       400     XTO Energy, Inc.........................        8,232
                                                         -----------
               TOTAL ENERGY                                1,039,653
                                                         -----------
 FINANCIAL SERVICES--23.53%
       300     A.G. Edwards, Inc.......................       11,655
     1,600     Aflac, Inc..............................       51,200


                       SEE NOTES TO FINANCIAL STATEMENTS
 58  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FINANCIAL SERVICES--(CONTINUED)
       800     Allied Capital Corp.....................  $    18,105
       300     AMB Property Corp.......................        9,294
       200     American Capital Strategies Ltd.........        5,490
     4,753     American Express Co.....................      172,629
     8,500     American International Group, Inc.......      579,955
       700     Amsouth Bancorp.........................       15,653
     1,100     AON Corp................................       32,428
     1,200     Archstone-Smith Trust...................       32,017
       100     AvalonBay Communities, Inc..............        4,668
     5,600     Bank Of America Corp....................      394,016
     4,400     Bank One Corp...........................      169,312
     2,000     BB&T Corp...............................       77,200
       200     Boston Properties, Inc..................        7,986
       700     Capital One Financial Corp..............       42,735
       300     Charter One Financial, Inc..............       10,308
       500     Chubb Corp..............................       35,400
       300     Cincinnati Financial Corp...............       13,953
       500     Comerica, Inc...........................       30,690
       400     Countrywide Credit Industries, Inc......       19,300
       700     Crescent Real Estate Equities Co........       13,090
       500     Duke Realty Corp........................       14,465
       400     *E*trade Group, Inc.....................        2,176
     3,500     Equity Office Properties Trust..........      105,350
     2,000     Equity Residential Properties Trust.....       57,462
       100     Erie Indemnity Co (Class A).............        4,049
     3,900     Fannie Mae..............................      287,625
       400     Federated Investors, Inc (Class B)......       13,820
     2,400     Fifth Third Bancorp.....................      159,960
     4,900     FleetBoston Financial Corp..............      158,515
     1,000     Franklin Resources, Inc.................       42,621
     2,700     Freddie Mac.............................      165,240
       200     Gallagher (Arthur J.) & Co..............        6,926
       100     Golden State Bancorp, Inc...............        3,623
       800     Golden West Financial Corp..............       55,009
     1,200     Goldman Sachs Group, Inc................       88,020
       200     Greenpoint Financial Corp...............        9,816
       800     Hartford Financial Services Group,
                 Inc...................................       47,576
       100     Hooper Holmes, Inc......................          798
     2,088     Household International, Inc............      103,774
       200     *Insignia Financial Group, Inc..........        1,940
       500     *Instinet Group, Inc....................        3,250
       200     iStar Financial, Inc....................        5,696
       100     Jefferson-Pilot Corp....................        4,698
     6,900     JP Morgan Chase & Co....................      234,048
     2,200     Keycorp.................................       60,060
       200     Legg Mason, Inc.........................        9,864
       800     Lincoln National Corp...................       33,600
     1,700     Marsh & McLennan Cos, Inc...............      164,220
       200     MBIA, Inc...............................       11,302
     3,581     MBNA Corp...............................      118,424
     1,700     Mellon Financial Corp...................       53,431
     3,100     Merrill Lynch & Co, Inc.................      125,550
     3,000     National City Corp......................       99,750
       200     Neuberger Berman, Inc...................        7,316
       600     Northern Trust Corp.....................       26,436
     1,649     PNC Financial Services Group, Inc.......       86,210
     1,300     *Principal Financial Group..............       40,275
       400     Progressive Corp........................       23,132
       700     Prologis Trust..........................       18,187
     2,400     *Providian Financial Corp...............       14,112
     1,300     *Prudential Financial, Inc..............       43,343
       300     Public Storage, Inc.....................       11,124

   SHARES                                                   VALUE
   ------                                                   -----
       800     Regions Financial Corp..................  $    28,105
       200     Resource America, Inc (Class A).........        2,104
        97     Rouse Co................................        3,201
       200     Safeco Corp.............................        6,174
     4,400     Charles Schwab Corp.....................       49,280
       100     Seacoast Banking Corp Of Florida........        5,771
       300     SEI Investments Co......................        8,445
     1,000     Simon Property Group, Inc...............       36,840
       700     Slm Corp................................       67,830
       200     Sovereign Bancorp, Inc..................        2,986
       700     St. Paul Cos, Inc.......................       27,244
     1,000     State Street Corp.......................       44,700
       700     Stilwell Financial, Inc.................       12,727
     1,200     Suntrust Banks, Inc.....................       81,264
       600     Synovus Financial Corp..................       16,501
     1,200     *Syntroleum Corp........................        3,433
       500     T Rowe Price Group, Inc.................       16,430
       500     Trizec Properties, Inc..................        8,420
       300     Union Planters Corp.....................        9,705
       400     UnumProvident Corp......................       10,172
     6,800     U.S. Bancorp............................      158,780
       400     Vornado Realty Trust....................       18,472
     5,400     Wachovia Corp...........................      206,172
     5,000     Washington Mutual, Inc..................      185,550
       526     Weingarten Realty Investors.............       18,620
     6,200     Wells Fargo & Co........................      310,372
                                                         -----------
               TOTAL FINANCIAL SERVICES                    5,609,175
                                                         -----------
 HEALTH CARE--13.96%
       100     *aaiPharma, Inc.........................        2,248
       200     *Abgenix, Inc...........................        1,956
       200     *Abiomed, Inc...........................        1,692
       100     *Adolor Corp............................        1,124
       200     *AdvancePCS.............................        4,784
     1,800     *Advanced Tissue Sciences, Inc..........        2,558
       300     Aetna, Inc..............................       14,391
       100     *Affymetrix, Inc........................        2,397
       200     *Aksys Ltd..............................        1,376
       100     *Alexion Pharmaceuticals, Inc...........        1,513
       300     *Align Technology, Inc..................        1,207
       100     *Alkermes, Inc..........................        1,599
       800     Allergan, Inc...........................       53,400
       300     *Allscripts Healthcare Solutions, Inc...        1,116
       500     Alpharma, Inc (Class A).................        8,480
     3,300     Amgen, Inc..............................      138,204
       100     *Amylin Pharmaceuticals, Inc............        1,092
       400     *Andrx Corp.............................       10,780
       500     *Anthem, Inc............................       33,730
       200     *Antigenics, Inc........................        1,966
       400     *Aphton Corp............................        2,992
       100     *Apogent Technologies, Inc..............        2,055
     1,700     Applera Corp (Applied Biosystems
                 Group)................................       33,133
       200     *Applera Corp (Celera Genomics Group)...        2,396
       400     *Applied Molecular Evolution............        2,304
       100     *Apria Healthcare Group, Inc............        2,238
       100     *Arena Pharmaceuticals, Inc.............          838
       200     *Ariad Pharmaceuticals, Inc.............          828
       300     *Arqule, Inc............................        2,019
       100     *Atherogenics, Inc......................          715
       300     *Atrix Laboratories, Inc................        6,669
       200     *Avigen, Inc............................        1,878
       100     Bard (C.R.), Inc........................        5,656
       300     *Barr Laboratories, Inc.................       19,053
       283     Bausch & Lomb, Inc......................        9,580

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   59

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
     2,900     Baxter International, Inc...............  $   128,905
       200     Beckman Coulter, Inc....................        9,976
     1,500     Becton Dickinson & Co...................       51,675
       600     *Benthley Pharmaceuticals, Inc..........        6,949
       300     *Bio-Technology General Corp............        1,797
       500     *Biogen, Inc............................       20,705
       400     *BioMarin Pharmaceutical, Inc...........        2,080
     1,100     Biomet, Inc.............................       29,832
       400     *Biopure Corp...........................        3,052
       100     *Biosite, Inc...........................        2,813
       400     *Bone Care International, Inc...........        2,085
     1,649     *Boston Scientific Corp.................       48,349
       200     *Bradley Pharmaceuticals, Inc...........        2,656
       200     *Britesmile, Inc........................          470
       500     *Caliper Technologies Corp..............        4,165
       100     *Cardiac Science, Inc...................          393
     2,000     Cardinal Health, Inc....................      122,820
     1,000     *Caremark Rx, Inc.......................       16,481
       300     *Cell Therapeutics, Inc.................        1,632
       100     *Cephalon, Inc..........................        4,518
       100     *Chattem, Inc...........................        3,148
       600     Cigna Corp..............................       58,452
       300     *Cima Labs, Inc.........................        7,230
     1,000     *Columbia Laboratories, Inc.............        5,981
       100     *Covance, Inc...........................        1,873
       100     *Coventry Health Care, Inc..............        2,840
       300     *CuraGen Corp...........................        1,647
       100     *CV Therapeutics, Inc...................        1,860
       100     *Cytyc Corp.............................          760
       300     *DaVita, Inc............................        7,134
       500     *Decode Genetics, Inc...................        2,330
     1,300     *Deltagen, Inc..........................        3,160
       200     Dentsply International, Inc.............        7,378
       400     Diagnostic Products Corp................       14,792
       300     *Digene Corp............................        3,523
       800     *Durect Corp............................        6,385
       100     *Edwards Lifesciences Corp..............        2,318
     1,100     *Endo Pharmaceuticals Holdings, Inc.....        7,679
       300     *Eon Labs, Inc..........................        5,331
     2,300     *Esperion Therapeutics, Inc.............       12,445
       200     *Express Scripts, Inc (Class A).........       10,018
       400     *First Health Group Corp................       11,208
       100     *First Horizon Pharmaceutical...........        2,067
       900     *Forest Laboratories, Inc...............       63,720
       100     *Genesis Health Ventures, Inc...........        2,009
     1,400     *Genzyme Corp (Biosurgery Division).....        6,342
       900     *Genzyme Corp (General Division)........       17,316
        54     *Genzyme Corp (Molecular Oncology
                 Division).............................          136
       300     *Geron Corp.............................        1,368
       600     *Gilead Sciences, Inc...................       19,717
     1,100     *Guidant Corp...........................       33,253
       600     *Guilford Pharmaceuticals, Inc..........        4,513
     1,000     *Health Management Associates, Inc
                 (Class A).............................       20,131
       600     *Health Net, Inc........................       16,051
       300     Hillenbrand Industries, Inc.............       16,845
       500     *Human Genome Sciences, Inc.............        6,690
     1,100     *Humana, Inc............................       17,193
       200     *Icos Corp..............................        3,388
       400     *IDEC Pharmaceuticals Corp..............       14,172
       300     *Idexx Laboratories, Inc................        7,731
       100     *Ilex Oncology, Inc.....................        1,407
       100     *Illumina, Inc..........................          670

   SHARES                                                   VALUE
   ------                                                   -----
       700     *Immunogen, Inc.........................  $     1,870
       600     *Impax Laboratories, Inc................        4,483
     1,075     IMS Health, Inc.........................       19,296
       400     *Incyte Genomics, Inc...................        2,900
       300     *Inhale Therapeutic Systems, Inc........        2,973
       200     *Inverness Medical Innovations, Inc.....        4,040
       100     *Invitrogen Corp........................        3,199
     1,500     *IVAX Corp..............................       16,200
    10,115     Johnson & Johnson.......................      528,610
     1,200     *King Pharmaceuticals, Inc..............       26,677
       100     *Kosan Biosciences, Inc.................          869
       100     *La Jolla Pharmaceutical Co.............          623
       200     *Lannett Co, Inc........................        2,036
       100     *Lexicon Genetics, Inc..................          487
       100     *LifePoint Hospitals, Inc...............        3,631
       100     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................        1,448
       500     *Lincare Holdings, Inc..................       16,140
       200     *Luminex Corp...........................        1,498
       400     *Manor Care, Inc........................        9,192
       300     *Martek Biosciences Corp................        6,270
     1,500     McKesson Corp...........................       49,050
       200     *Medarex, Inc...........................        1,480
       300     *Medicis Pharmaceutical Corp (Class
                 A)....................................       12,822
       800     *Medimmune, Inc.........................       21,105
     4,440     Medtronic, Inc..........................      190,254
     8,300     Merck & Co, Inc.........................      420,312
       100     *MGI Pharma, Inc........................          704
       100     *Mid Atlantic Medical Services, Inc.....        3,133
       900     *Millennium Pharmaceuticals, Inc........       10,918
       900     Mylan Laboratories, Inc.................       28,215
     1,000     *Nabi Biopharmaceuticals................        5,350
       200     *Napro Biotherapeutics, Inc.............        1,308
       400     *Nastech Pharmaceutical Co..............        6,564
       200     *Neose Technologies, Inc................        2,176
       300     *Neurogen Corp..........................        3,501
       100     *NPS Pharmaceuticals, Inc...............        1,530
       400     Omnicare, Inc...........................       10,496
       300     *Onyx Pharmaceuticals, Inc..............        1,725
       200     *Option Care, Inc.......................        2,744
       100     *Orthodontic Centers Of America, Inc....        2,303
       400     *Orthologic Corp........................        2,204
       100     *OSI Pharmaceuticals, Inc...............        2,400
       400     *Oxford Health Plans, Inc...............       18,576
       100     *Pacificare Health Systems, Inc.........        2,718
       900     *Pain Therapeutics, Inc.................        7,507
       100     *Patterson Dental Co....................        5,031
       400     *Peregrine Pharmaceuticals, Inc.........          460
       200     *Pharmaceutical Resources, Inc..........        5,552
       600     *Pozen, Inc.............................        3,097
       800     *Praecis Pharmaceuticals, Inc...........        2,769
       300     *Priority Healthcare Corp (Class B).....        7,044
       200     *Progenics Pharmaceuticals..............        2,454
       200     *Protein Design Labs, Inc...............        2,168
       700     *Quintiles Transnational Corp...........        8,730
       100     *Regeneron Pharmaceuticals, Inc.........        1,449
     1,000     *Rigel Pharmaceuticals, Inc.............        3,631
       300     *Salix Pharmaceuticals Ltd..............        4,572
     6,300     Schering-Plough Corp....................      154,980
       100     *Scios, Inc.............................        3,059
       800     *Seattle Genetics, Inc..................        4,153
       200     *Sepracor, Inc..........................        1,906
       900     *Sequenom, Inc..........................        3,160
     1,700     *Service Corp International.............        8,179

                       SEE NOTES TO FINANCIAL STATEMENTS
 60  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HEALTH CARE--(CONTINUED)
       300     SICOR, Inc..............................  $     5,556
       100     *Sangamo Biosciences, Inc...............          586
       100     *Sola International, Inc................        1,148
       100     *Spacelabs Medical, Inc.................        1,418
       400     *Specialty Laboratories, Inc............        3,352
       400     St. Jude Medical, Inc...................       29,540
       100     *Stericycle, Inc........................        3,539
       100     *Stewart Enterprises, Inc (Class A).....          635
       700     Stryker Corp............................       37,457
       300     *Supergen, Inc..........................        2,172
       200     *Syncor International Corp..............        6,296
       200     *Tanox, Inc.............................        2,162
       400     *Texas Biotechnology Corp...............        1,552
       400     *Triad Hospitals, Inc...................       16,952
       800     *Triangle Pharmaceuticals, Inc..........        2,153
       100     *Trigon Healthcare, Inc.................       10,056
       300     *Tularik, Inc...........................        2,745
     1,300     UnitedHealth Group, Inc.................      119,015
       200     Universal Health Services, Inc (Class
                 B)....................................        9,796
       200     *U.S. Oncology, Inc.....................        1,662
       100     Varian Medical Systems, Inc.............        4,053
       100     *VCA Antech, Inc........................        1,556
       200     *Vertex Pharmaceuticals, Inc............        3,252
       600     *Vical, Inc.............................        3,157
       200     *Waters Corp............................        5,336
       800     *Watson Pharmaceuticals, Inc............       20,201
       600     *Wellpoint Health Networks, Inc.........       46,686
       600     *Women First Healthcare, Inc............        4,639
       700     *Zimmer Holdings, Inc...................       24,962
                                                         -----------
               TOTAL HEALTH CARE                           3,327,096
                                                         -----------
 OTHER--0.87%
       200     *Acacia Research Corp...................        1,416
       500     Cintas Corp.............................       24,705
       200     *Dun & Bradstreet Corp..................        6,610
       700     H & R Block, Inc........................       32,292
       300     Invision Technologies, Inc..............        7,242
       100     Manpower, Inc...........................        3,673
       617     Moody's Corp............................       30,696
       500     Robert Half International, Inc..........       11,650
       100     SPX Corp................................       11,748
     2,294     Sysco Corp..............................       62,443
       200     Teleflex, Inc...........................       11,426
       200     *TMP Worldwide, Inc.....................        4,296
       100     *U.S. Industries, Inc...................          343
                                                         -----------
               TOTAL OTHER                                   208,540
                                                         -----------
 PRODUCER DURABLES--3.85%
     2,283     3M Co...................................      280,809
       100     *Active Power, Inc......................          359
       600     American Water Works Co, Inc............       25,926
       500     Ametek, Inc.............................       18,615
       461     Baldor Electric Co......................       11,617
       800     *Capstone Turbine Corp..................        1,313
       400     *Casella Waste Systems, Inc (Class A)...        4,796
       434     Cummins, Inc............................       14,365
     1,300     Deere & Co..............................       62,270
     3,178     Emerson Electric Co.....................      170,055
       400     Gatx Corp...............................       12,032
       100     Harsco Corp.............................        3,748
       200     *Headwaters, Inc........................        3,146
       100     Hubbell, Inc (Class B)..................        3,413
     2,201     Illinois Tool Works, Inc................      150,328

   SHARES                                                   VALUE
   ------                                                   -----
       107     *Imagistics International, Inc..........  $     2,297
       500     Nordson Corp............................       12,330
     1,600     Pitney Bowes, Inc.......................       63,552
       538     *Thomas & Betts Corp....................       10,007
       100     Timken Co...............................        2,231
       100     *Waste Connections, Inc.................        3,122
       900     WW Grainger, Inc........................       45,090
     2,373     *Xerox Corp.............................       16,540
                                                         -----------
               TOTAL PRODUCER DURABLES                       917,961
                                                         -----------
 TECHNOLOGY--15.83%
     1,900     *3Com Corp..............................        8,360
     1,500     *Acterna Corp...........................          588
     4,200     *ADC Telecommunications, Inc............        9,618
       100     *ADE Corp...............................        1,143
       500     Adobe Systems, Inc......................       14,250
     2,200     Advanced Micro Devices, Inc.............       21,384
       119     *Agere Systems, Inc (Class A)...........          167
     2,920     *Agere Systems, Inc (Class B)...........        4,380
       700     *Akamai Technologies, Inc...............          897
     1,400     *Altera Corp............................       19,040
       800     *American Power Conversion Corp.........       10,104
       300     *American Superconductor Corp...........        1,632
     1,000     *Analog Devices, Inc....................       29,700
       100     *Answerthink, Inc.......................          377
     1,100     *Apple Computer, Inc....................       19,492
     4,800     *Applied Materials, Inc.................       91,296
     2,883     Automatic Data Processing, Inc..........      125,555
       700     *Avanex Corp............................        1,345
     1,200     *Avaya, Inc.............................        5,940
       100     *Avnet, Inc.............................        2,199
       100     AVX Corp................................        1,631
       600     *BEA Systems, Inc.......................        5,695
       200     *Bisys Group, Inc.......................        6,656
       200     *BMC Software, Inc......................        3,316
       800     *Broadcom Corp (Class A)................       14,032
       400     *Brocade Communications Systems, Inc....        6,984
       100     *Cadence Design Systems, Inc............        1,610
       100     *Caminus Corp...........................          581
       500     *Ceridian Corp..........................        9,480
       100     *Certegy, Inc...........................        3,709
     1,100     *CIENA Corp.............................        4,588
    20,100     *Cisco Systems, Inc.....................      280,395
       800     *CNET Networks, Inc.....................        1,577
     1,399     Computer Associates International,
                 Inc...................................       22,230
       800     *Computer Horizons Corp.................        3,857
       300     *Comverse Technology, Inc...............        2,778
       200     *Concord Camera Corp....................        1,016
     1,700     *Concord EFS, Inc.......................       51,238
       600     *Convergys Corp.........................       11,677
     4,227     *Corning, Inc...........................       15,006
     1,100     *DDI Corp...............................        1,078
     7,300     *Dell Computer Corp.....................      190,822
       200     *DiamondCluster International, Inc
                 (Class A).............................        1,192
       100     *Digitas, Inc...........................          453
       100     *DMC Stratex Networks, Inc..............          199
       500     *DST Systems, Inc.......................       22,845
       200     *Electronic Arts, Inc...................       13,206
     1,868     Electronic Data Systems Corp............       69,396
     7,200     EMC Corp................................       54,360
       100     *Emcore Corp............................          598
       800     *Fiserv, Inc............................       29,368
       755     *Gateway, Inc...........................        3,352
    10,286     Hewlett-Packard Co......................      157,170

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   61

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TECHNOLOGY--(CONTINUED)
     1,000     Ikon Office Solutions, Inc..............  $     9,400
       100     *Infonet Services Corp (Class B)........          246
     1,000     *Inktomi Corp...........................          861
    19,400     Intel Corp..............................      354,438
     5,200     International Business Machines Corp....      374,400
       400     *Intuit, Inc............................       19,880
       100     *Iron Mountain, Inc.....................        3,083
       300     *Jabil Circuit, Inc.....................        6,327
       100     Henry (Jack) & Associates, Inc..........        1,667
     3,400     *JDS Uniphase Corp......................        9,078
       400     *Juniper Networks, Inc..................        2,252
       100     *Keynote Systems, Inc...................          730
       200     *KLA-Tencor Corp........................        8,794
       300     *KPMG Consulting, Inc...................        4,452
       200     *Lexmark International, Inc.............       10,876
       900     Linear Technology Corp..................       28,287
     2,200     *LSI Logic Corp.........................       19,250
    12,500     *Lucent Technologies, Inc...............       20,750
       900     *Maxim Integrated Products, Inc.........       34,497
       500     *Mercury Interactive Corp...............       11,480
     2,032     Micron Technology, Inc..................       41,087
    12,200     *Microsoft Corp.........................      667,340
       800     Molex, Inc..............................       26,824
     6,400     Motorola, Inc...........................       92,166
     1,600     *MRV Communications, Inc................        2,417
       700     *National Semiconductor Corp............       20,419
       800     *Netro Corp.............................        1,809
     1,400     *Network Appliance, Inc.................       17,416
       100     *New Focus, Inc.........................          295
     2,500     *NIC, Inc...............................        3,652
     2,000     *Novell, Inc............................        6,420
       200     *Nuance Communications, Inc.............          832
    12,000     *Oracle Corp............................      113,640
       400     *Palm, Inc..............................          704
     1,500     Paychex, Inc............................       46,935
       600     *Peoplesoft, Inc........................        8,917
     2,300     *Qualcomm, Inc..........................       63,227
       200     *Safeguard Scientifics, Inc.............          396
     1,400     *Sanmina-SCI Corp.......................        8,807
       500     *Sapient Corp...........................          520
       300     Scientific-Atlanta, Inc.................        4,929
     1,400     *Siebel Systems, Inc....................       19,908
       400     *Sitel Corp.............................        1,256
     2,488     *Solectron Corp.........................       15,301
       100     *SpeechWorks International, Inc.........          366
       200     *Speedfam-Ipec, Inc.....................        1,044
     2,000     *StorageNetworks, Inc...................        3,900
       300     *Stratos Lightwave, Inc.................          474
     9,600     *Sun Microsystems, Inc..................       48,096
     1,100     *Sungard Data Systems, Inc..............       29,107
       400     *Sycamore Networks, Inc.................        1,536
       100     *Symantec Corp..........................        3,283
       100     Symbol Technologies, Inc................          848
     1,900     *Tellabs, Inc...........................       11,780
     2,500     *Tellium, Inc...........................        2,277
     5,274     Texas Instruments, Inc..................      124,994
       700     Thermo Electron Corp....................       11,537
       500     Total System Services, Inc..............        9,395
       800     *Touch America Holdings, Inc............        2,185
       400     *Unisys Corp............................        3,592
       600     *VeriSign, Inc..........................        4,303
     1,300     *Veritas Software Corp..................       25,727

   SHARES                                                   VALUE
   ------                                                   -----
       800     *Vishay Intertechnology, Inc............  $    17,600
       600     *Vitria Technology, Inc.................          565
     1,100     *Xilinx, Inc............................       24,673
                                                         -----------
               TOTAL TECHNOLOGY                            3,772,809
                                                         -----------
 TRANSPORTATION--1.45%
     1,000     AMR Corp................................       16,860
     1,300     *BE Aerospace, Inc......................       17,109
       300     *Continental Airlines, Inc (Class B)....        4,728
       900     Delta Air Lines, Inc....................       18,000
       900     Fedex Corp..............................       48,060
     2,885     Norfolk Southern Corp...................       67,451
        68     Ryder System, Inc.......................        1,842
       276     Sabre Holdings Corp.....................        9,881
     3,689     Southwest Airlines Co...................       59,614
       300     *UAL Corp...............................        3,432
     1,600     United Parcel Service, Inc (Class B)....       98,800
                                                         -----------
               TOTAL TRANSPORTATION                          345,777
                                                         -----------
  UTILITIES--9.47%
    10,100     A T & T Corp............................      108,070
     5,900     *A T & T Wireless Services, Inc.........       34,515
     3,000     *AES Corp...............................       16,203
       996     AGL Resources, Inc......................       23,107
     1,500     Allegheny Energy, Inc...................       38,596
       200     *Allen Telecom, Inc.....................          856
     1,100     Allete, Inc.............................       29,810
       651     Alltel Corp.............................       30,597
     1,900     Aquila, Inc.............................       15,200
       900     Avista Corp.............................       12,403
     6,200     BellSouth Corp..........................      195,300
       400     Black Hills Corp........................       13,836
     2,800     *Calpine Corp...........................       19,684
       900     Cleco Corp..............................       19,693
     1,200     Conectiv................................       30,949
     2,400     DPL, Inc................................       63,434
     1,300     Empire District Electric Co.............       26,625
     5,703     b*Enron Corp............................          605
     1,700     Equitable Resources, Inc................       58,310
     1,100     Hawaiian Electric Industries, Inc.......       46,784
     1,600     Idacorp, Inc............................       44,320
     2,645     KeySpan Corp............................       99,584
       900     Kinder Morgan, Inc......................       34,218
       100     Madison Gas & Electric Co...............        2,783
     2,400     *Mirant Corp............................       17,569
     2,800     National Fuel Gas Co....................       63,028
       900     *Nextel Communications, Inc (Class A)...        2,889
     1,266     Nicor, Inc..............................       57,920
     3,102     NiSource, Inc...........................       67,717
       841     *NiSource, Inc (Sails)..................        1,749
       600     Northwestern Corp.......................       10,159
     4,300     OGE Energy Corp.........................       98,298
       979     Peoples Energy Corp.....................       35,694
       100     *Petroquest Energy, Inc.................          555
     2,400     Potomac Electric Power Co...............       51,506
     5,059     Puget Energy, Inc.......................      104,468
       700     Questar Corp............................       17,290
    10,348     SBC Communications, Inc.................      315,614
       100     SEMCO Energy, Inc.......................          903
       800     *Sierra Pacific Resources...............        6,225
     2,215     Sprint Corp (FON Group).................       23,501
     1,579     *Sprint Corp (PCS Group)................        7,058
       700     Unisource Energy Corp...................       13,007
       400     Unitil Corp.............................       11,944

                       SEE NOTES TO FINANCIAL STATEMENTS
 62  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 UTILITIES--(CONTINUED)
     8,476     Verizon Communications, Inc.............  $   340,311
       300     Western Gas Resources, Inc..............       11,214
     5,225     Williams Cos, Inc.......................       31,298
     7,400     b*WorldCom, Inc (WorldCom Group)........          666
                                                         -----------
               TOTAL UTILITIES                             2,256,065
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $30,814,393)                       23,594,325
                                                         -----------
PRINCIPAL                                                  VALUE
---------                                                  -----
  SHORT TERM INVESTMENT--1.09%
   U.S. GOVERNMENT AND AGENCY--1.09%
               Federal Home Loan Mortgage Corp (FHLMC)
  $260,000       1.900%, 07/01/02......................  $   260,000
                                                         -----------
               TOTAL SHORT TERM INVESTMENT
                 (Cost $260,000)                             260,000
                                                         -----------
               TOTAL PORTFOLIO--100.09%
                 (Cost $31,074,393)                       23,854,325
               OTHER ASSETS & LIABILITIES, NET--(0.09%)      (20,546)
                                                         -----------
               NET ASSETS--100.00%                       $23,833,779
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   63

TIAA-CREF LIFE FUNDS                        STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
June 30, 2002                                                        (Unaudited)

                                                      STOCK           GROWTH         GROWTH &      INTERNATIONAL    SOCIAL CHOICE
                                                    INDEX FUND     EQUITY FUND     INCOME FUND      EQUITY FUND      EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost                  $117,980,040     $66,293,320     $63,411,215     $ 39,893,082      $31,074,393
  Net unrealized depreciation of portfolio
    investments                                    (23,912,704)    (21,731,385)     (7,045,799)      (3,488,757)      (7,220,068)
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                   94,067,336      44,561,935      56,365,416       36,404,325       23,854,325
  Cash                                                   1,056          81,902         204,697          523,064            2,042
  Receivable from securities transactions            1,935,288       2,560,575         170,989           40,654        5,017,647
  Receivable from Fund shares sold                         201              --              --               --               --
  Dividends and interest receivable                    109,757          35,632          59,508           81,277           22,841
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                    96,113,638      47,240,044      56,800,610       37,049,320       28,896,855
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses                                       6,366           9,909          11,310            8,893            3,796
  Payable for securities transactions                2,107,926       2,552,776         541,129          156,714        5,059,280
  Payable for Fund shares redeemed                      41,031              --              --               --               --
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                2,155,323       2,562,685         552,439          165,607        5,063,076
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $93,958,315     $44,677,359     $56,248,171     $ 36,883,713      $23,833,779
=================================================================================================================================
NET ASSETS CONSIST OF:
  Paid in capital                                 $120,677,769     $89,375,649     $79,160,814     $ 64,542,176      $32,114,115
  Accumulated undistributed net investment income      924,604         120,199         327,849          407,467          177,295
  Accumulated undistributed net realized loss on
    total investments                               (3,731,354)    (23,088,104)    (16,194,853)     (24,581,640)      (1,237,563)
  Accumulated net unrealized depreciation on
    total investments                              (23,912,704)    (21,730,385)     (7,045,639)      (3,484,290)      (7,220,068)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $93,958,315     $44,677,359     $56,248,171     $ 36,883,713      $23,833,779
=================================================================================================================================
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par
    value)                                           4,378,338       3,963,099       3,269,498        2,881,455        1,321,118
NET ASSET VALUE PER SHARE                               $21.46          $11.27          $17.20           $12.80           $18.04
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS
 64  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS                                    STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2002                               (Unaudited)

                                                      STOCK           GROWTH         GROWTH &      INTERNATIONAL    SOCIAL CHOICE
                                                    INDEX FUND     EQUITY FUND     INCOME FUND      EQUITY FUND      EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                         $     6,544     $     2,068     $     3,557      $     2,419      $     1,096
  Dividends                                            695,131         181,596         384,904          501,598          179,178
  Foreign taxes withheld                                   (76)           (306)         (4,400)         (47,799)            (891)
---------------------------------------------------------------------------------------------------------------------------------
    Total income                                       701,599         183,358         384,061          456,218          179,383
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fees                                      146,083         116,241         133,439           93,820           49,054
  Trustee fees and expenses                              1,472             871           1,000              598              419
---------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                         147,555         117,112         134,439           94,418           49,473
  Less management fees waived by the advisor          (111,997)        (53,066)        (63,687)         (42,484)         (26,414)
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                        35,558          64,046          70,752           51,934           23,059
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                666,041         119,312         313,309          404,284          156,324
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL
  INVESTMENTS
  Net realized gain (loss) on:
    Portfolio investments                             (250,175)     (4,877,074)     (5,007,272)      (2,279,795)      (1,013,260)
    Foreign currency transactions                           --              --          (2,634)          50,710               --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized loss on total investments              (250,175)     (4,877,074)     (5,009,906)      (2,229,085)      (1,013,260)
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation on:
    Portfolio investments                          (13,287,041)     (8,097,270)     (5,209,467)       1,598,570       (2,476,802)
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                    --           1,000             161            3,359               --
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation on total
    investments                                    (13,287,041)     (8,096,270)     (5,209,306)       1,601,929       (2,476,802)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on total
    investments                                    (13,537,216)    (12,973,344)    (10,219,212)        (627,156)      (3,490,062)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $(12,871,175)   $(12,854,032)    $(9,905,903)     $  (222,872)     $(3,333,738)
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   65

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                                                    STOCK INDEX FUND                GROWTH EQUITY FUND
                                                              -----------------------------    -----------------------------
                                                                FOR THE          FOR THE         FOR THE          FOR THE
                                                               SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                                                 ENDED            ENDED           ENDED            ENDED
                                                                JUNE 30,      DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                                  2002            2001             2002            2001
----------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                      (UNAUDITED)
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income                                       $   666,041     $  1,143,306     $   119,312     $    181,823
  Net realized loss on total investments                         (250,175)      (2,721,117)     (4,877,074)     (16,543,512)
  Net change in unrealized depreciation on total investments  (13,287,041)      (9,366,058)     (8,096,270)       1,999,307
----------------------------------------------------------------------------------------------------------------------------
  Net decrease from operations                                (12,871,175)     (10,943,869)    (12,854,032)     (14,362,382)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                           --         (884,743)             --         (181,630)
  From net realized gain on total investments                          --         (237,966)             --               --
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                --       (1,122,709)             --         (181,630)
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS:
  Subscriptions                                                13,997,909       20,525,706       5,585,502       13,124,548
  Reinvestment of distributions                                        --        1,122,709              --          181,630
  Redemptions                                                  (1,684,979)      (4,386,156)       (572,664)      (3,612,543)
----------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions                 12,312,930       17,262,259       5,012,838        9,693,635
----------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                        (558,245)       5,195,681      (7,841,194)      (4,850,377)
NET ASSETS
  Beginning of year                                            94,516,560       89,320,879      52,518,553       57,368,930
----------------------------------------------------------------------------------------------------------------------------
  End of period                                               $93,958,315     $ 94,516,560     $44,677,359     $ 52,518,553
============================================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of year                         3,865,957        3,197,028       3,597,705        3,023,424
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                                                     584,532          795,908         408,116          821,506
  Shares issued in reinvestment of distributions                       --           45,585              --           12,297
  Shares redeemed                                                 (72,151)        (172,564)        (42,722)        (259,522)
----------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                            512,381          668,929         365,394          574,281
----------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                             4,378,338        3,865,957       3,963,099        3,597,705
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS
 66  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

       GROWTH & INCOME FUND        INTERNATIONAL EQUITY FUND     SOCIAL CHOICE EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
    SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
       2002           2001           2002           2001           2002           2001
-------------------------------------------------------------------------------------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
    $  313,309    $    613,421    $  404,284    $    489,191    $  156,324     $   285,620
    (5,009,906)    (10,947,335)   (2,229,085)    (10,657,441)   (1,013,260)       (224,279)
    (5,209,306)      1,924,610     1,601,929        (197,327)   (2,476,802)     (3,459,160)
-------------------------------------------------------------------------------------------
    (9,905,903)     (8,409,304)     (222,872)    (10,365,577)   (3,333,738)     (3,397,819)
-------------------------------------------------------------------------------------------
            --        (594,356)           --        (475,398)           --        (264,649)
            --              --            --              --            --         (41,595)
-------------------------------------------------------------------------------------------
            --        (594,356)           --        (475,398)           --        (306,244)
-------------------------------------------------------------------------------------------
     5,565,536      13,287,200     2,266,346       4,500,228     1,943,192       3,067,862
            --         594,356            --         475,398            --         306,244
    (1,724,021)     (2,630,912)     (174,223)     (1,126,356)     (109,004)       (313,783)
-------------------------------------------------------------------------------------------
     3,841,515      11,250,644     2,092,123       3,849,270     1,834,188       3,060,323
-------------------------------------------------------------------------------------------
    (6,064,388)      2,246,984     1,869,251      (6,991,705)   (1,499,550)       (643,740)
    62,312,559      60,065,575    35,014,462      42,006,167    25,333,329      25,977,069
-------------------------------------------------------------------------------------------
   $56,248,171    $ 62,312,559   $36,883,713    $ 35,014,462   $23,833,779     $25,333,329
===========================================================================================
     3,073,175       2,548,837     2,718,045       2,450,480     1,229,008       1,086,907
-------------------------------------------------------------------------------------------
       284,872         630,311       176,977         313,108        97,597         142,451
            --          29,120            --          37,286            --          14,752
       (88,549)       (135,093)      (13,567)        (82,829)       (5,487)        (15,102)
-------------------------------------------------------------------------------------------
       196,323         524,338       163,410         267,565        92,110         142,101
-------------------------------------------------------------------------------------------
     3,269,498       3,073,175     2,881,455       2,718,045     1,321,118       1,229,008
===========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   67

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                                               STOCK INDEX FUND
                                 ----------------------------------------------------------------------------
                                                                                             FOR THE PERIOD
                                   FOR THE                                                  DECEMBER 1, 1998
                                 SIX MONTHS                                                   (COMMENCEMENT
                                    ENDED           FOR THE YEARS ENDED DECEMBER 31,        OF OPERATIONS) TO
                                  JUNE 30,     ------------------------------------------     DECEMBER 31,
                                   2002(a)         2001           2000           1999            1998(a)
-------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of
    period                         $ 24.45       $ 27.94        $ 31.11        $ 26.05           $ 25.00
-------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
  Net investment income               0.14          0.30           0.29           0.26              0.05
  Net realized and unrealized
    gain (loss) on total
    investments                      (3.13)        (3.50)         (2.58)          5.26              1.05
-------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations            (2.99)        (3.20)         (2.29)          5.52              1.10
-------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income               --         (0.23)         (0.29)         (0.26)            (0.05)
    In excess of net investment
      income                            --            --             --             --                --
    Net realized gains                  --         (0.06)         (0.59)         (0.20)               --
-------------------------------------------------------------------------------------------------------------
    Total distributions                 --         (0.29)         (0.88)         (0.46)            (0.05)
-------------------------------------------------------------------------------------------------------------
  Net asset value, end of
    period                          $21.46        $24.45         $27.94         $31.11            $26.05
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                       (12.23)%      (11.44)%        (7.38)%         21.20%             4.41%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period
    (in thousands)                 $93,958       $94,517        $89,321        $54,341           $26,212
  Ratio of expenses to average
    net assets before expense
    waiver                            0.15%         0.30%          0.30%          0.30%             0.03%
  Ratio of expenses to average
    net assets after expense
    waiver                            0.04%         0.07%          0.07%          0.07%             0.01%
  Ratio of net investment
    income to average net
    assets                            0.68%         1.28%          1.14%          1.28%             0.22%
  Portfolio turnover rate             3.06%         7.85%         16.48%         14.22%             0.00%

  (a) The percentages shown for
    this period are not
    annualized.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                                               GROWTH EQUITY FUND
                                 ----------------------------------------------
                                                               FOR THE PERIOD
                                   FOR THE       FOR THE        MARCH 1, 2000
                                 SIX MONTHS        YEAR         (COMMENCEMENT
                                    ENDED         ENDED       OF OPERATIONS) TO
                                  JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                   2002(a)         2001            2000(a)
-------------------------------  ----------------------------------------------
                                 (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of
    period                         $ 14.60       $ 18.97           $ 25.00
------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
  Net investment income               0.03          0.05              0.05
  Net realized and unrealized
    gain (loss) on total
    investments                      (3.36)        (4.37)            (6.03)
------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations            (3.33)        (4.32)            (5.98)
------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income               --         (0.05)            (0.05)
    In excess of net investment
      income                            --            --                --
    Net realized gains                  --            --                --
------------------------------------------------------------------------------------------------
    Total distributions                 --         (0.05)            (0.05)
------------------------------------------------------------------------------------------------
  Net asset value, end of
    period                          $11.27        $14.60            $18.97
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
TOTAL RETURN                       (22.81)%      (22.81)%          (23.89)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period
    (in thousands)                 $44,677       $52,519           $57,369
  Ratio of expenses to average
    net assets before expense
    waiver                            0.23%         0.46%             0.39%
  Ratio of expenses to average
    net assets after expense
    waiver                            0.13%         0.25%             0.21%
  Ratio of net investment
    income to average net
    assets                            0.23%         0.35%             0.25%
  Portfolio turnover rate            11.44%        41.77%            35.54%

  (a) The percentages shown for
    this period are not
    annualized.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS
 68  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                 GROWTH & INCOME FUND                          INTERNATIONAL EQUITY FUND
    ----------------------------------------------   ----------------------------------------------
                                  FOR THE PERIOD                                   FOR THE PERIOD
      FOR THE       FOR THE        MARCH 1, 2000       FOR THE       FOR THE        MARCH 1, 2000
    SIX MONTHS        YEAR         (COMMENCEMENT     SIX MONTHS        YEAR         (COMMENCEMENT
       ENDED         ENDED       OF OPERATIONS) TO      ENDED         ENDED       OF OPERATIONS) TO
     JUNE 30,     DECEMBER 31,     DECEMBER 31,       JUNE 30,     DECEMBER 31,     DECEMBER 31,
      2002(a)         2001            2000(a)          2002(a)         2001            2000(a)
---------------------------------------------------------------------------------------------------
    (UNAUDITED)                                      (UNAUDITED)
      $ 20.28       $ 23.57           $ 25.00          $ 12.88       $ 17.14           $ 25.00
---------------------------------------------------------------------------------------------------
         0.10          0.20              0.19             0.14          0.18              0.15
        (3.18)        (3.29)            (1.33)           (0.22)        (4.26)            (7.89)
---------------------------------------------------------------------------------------------------
        (3.08)        (3.09)            (1.14)           (0.08)        (4.08)            (7.74)
---------------------------------------------------------------------------------------------------
           --         (0.20)            (0.18)              --         (0.18)            (0.12)
           --            --             (0.01)              --            --                --
           --            --             (0.10)              --            --                --
---------------------------------------------------------------------------------------------------
           --         (0.20)            (0.29)              --         (0.18)            (0.12)
---------------------------------------------------------------------------------------------------
       $17.20        $20.28            $23.57           $12.80        $12.88            $17.14
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      (15.19)%      (13.13)%           (4.55)%          (0.62)%      (23.81)%          (30.94)%
      $56,248       $62,313           $60,066          $36,884       $35,014           $42,006
         0.22%         0.44%             0.37%            0.26%         0.53%             0.44%
         0.12%         0.23%             0.19%            0.15%         0.29%             0.25%
         0.51%         1.04%             0.84%            1.13%         1.33%             0.88%
        47.78%        61.92%            20.43%           24.77%       102.48%            79.47%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

               SOCIAL CHOICE EQUITY FUND
     ----------------------------------------------
                                   FOR THE PERIOD
       FOR THE       FOR THE        MARCH 1, 2000
     SIX MONTHS        YEAR         (COMMENCEMENT
        ENDED         ENDED       OF OPERATIONS) TO
      JUNE 30,     DECEMBER 31,     DECEMBER 31,
       2002(a)         2001            2000(a)
---  ----------------------------------------------
     (UNAUDITED)
       $ 20.61       $ 23.90           $ 25.00
---------------------------------------------------------------------------------------------------
          0.12          0.24              0.23
         (2.69)        (3.28)            (0.93)
---------------------------------------------------------------------------------------------------
         (2.57)        (3.04)            (0.70)
---------------------------------------------------------------------------------------------------
            --         (0.22)            (0.23)
            --            --                --
            --         (0.03)            (0.17)
---------------------------------------------------------------------------------------------------
            --         (0.25)            (0.40)
---------------------------------------------------------------------------------------------------
        $18.04        $20.61            $23.90
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
       (12.47)%      (12.72)%           (2.80)%
       $23,834       $25,333           $25,977
          0.20%         0.39%             0.33%
          0.09%         0.18%             0.15%
          0.62%         1.15%             0.92%
         20.35%         9.83%             4.94%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   69

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of five series (each referred to as a "Fund"). TIAA-CREF Life Separate Account VA-1 (the "Account"), which is registered with the Commission as a unit investment trust under the 1940 Act, has sub-accounts which correspond to and invest in each of the Funds. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"). The Stock Index Fund commenced operations on December 1, 1988 and the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000. At June 30, 2002, the Account and TIAA held the following amounts in the Funds:

                                                      ACCOUNT                 TIAA
                                                    -----------            -----------
Stock Index Fund                                    $71,187,353            $22,770,962
Growth Equity Fund                                   21,993,814             22,683,545
Growth & Income Fund                                 21,088,003             35,160,168
International Equity Fund                            10,753,610             26,130,103
Social Choice Equity Fund                             5,269,544             18,564,235

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

 70  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Unaudited) (Continued)

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 2.  MANAGEMENT AGREEMENT

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2006. As a result, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                             MANAGEMENT FEE
                                                 MANAGEMENT FEE    WAIVER     AFTER WAIVER
                                                 --------------    ------    --------------
Stock Index Fund                                     0.30%         0.23%         0.07%
Growth Equity Fund                                   0.46%         0.21%         0.25%
Growth & Income Fund                                 0.44%         0.21%         0.23%
International Equity Fund                            0.53%         0.24%         0.29%
Social Choice Equity Fund                            0.39%         0.21%         0.18%

NOTE 3. INVESTMENTS

At June 30, 2002, the net unrealized depreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, for the Funds was as follows:

                                          GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
                                            APPRECIATION        DEPRECIATION       DEPRECIATION
                                          ----------------    ----------------    --------------
Stock Index Fund                             $7,933,459         $31,846,163        $(23,912,704)
Growth Equity Fund                            1,914,842          23,646,227         (21,731,385)
Growth & Income Fund                          2,985,288          10,031,087          (7,045,799)
International Equity Fund                     2,194,634           5,683,391          (3,488,757)
Social Choice Equity Fund                     2,397,158           9,617,226          (7,220,068)

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2002 were as follows:

                                 NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                                   PURCHASES       PURCHASES         SALES           SALES
                                 --------------    ----------    --------------    ----------
Stock Index Fund                  $15,586,117       $140,575      $ 2,938,141       $27,431
Growth Equity Fund                 10,621,004        292,364        5,740,556            --
Growth & Income Fund               33,112,309        289,526       28,746,134        82,921
International Equity Fund          11,230,526             --        8,785,514            --
Social Choice Equity Fund           6,926,231         52,810        5,080,217         1,918

NOTE 4. TRUSTEE FEES

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

                            2002 SEMIANNUAL REPORT TIAA-CREF Life PA Select   71

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Unaudited) (Concluded)

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during 2001 were as follows:

                                                                LONG-TERM
                                                    ORDINARY     CAPITAL
                                                     INCOME       GAIN         TOTAL
                                                    --------    ---------    ----------
Stock Index Fund                                    $931,890    $190,819     $1,122,709
Growth Equity Fund                                   181,630          --        181,630
Growth & Income Fund                                 594,356          --        594,356
International Equity Fund                            475,398          --        475,398
Social Choice Equity Fund                            306,244          --        306,244

The tax character of distributions to be paid in 2002, if any, will be determined at the end of the year.

NOTE 6. LINE OF CREDIT

The Funds share in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2002, there were no borrowings under this credit facility by the Funds.

 72  TIAA-CREF Life PA Select 2002 SEMIANNUAL REPORT

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